SEC Registration Nos.
Nos. 811-06563 and 033-45829

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 52	☒
and/or
REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 52	☒

Calvert World Values Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue Bethesda, Maryland 20814
(Address of Principal Executive Offices)
Registrant’s Telephone Number: (301) 951-4800

John H. Streur
4550 Montgomery Avenue Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	On [date], pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on [date], pursuant to paragraph(a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date], pursuant to paragraph (a)(2)of rule 485.

Calvert Investments®
SUPPLEMENT TO:

Calvert Equity and Asset Allocation Funds Prospectus
dated February 1, 2017

Date of Supplement: February 1, 2017
The information in this Supplement updates information in each Prospectus, supersedes any contrary information included therein or in any prior supplement, and should be read in conjunction with each Prospectus.
Calvert Investment Management, Inc. (“Calvert” or the “Advisor”), Calvert Investment Distributors, Inc. (“CID”), Calvert Investment Administrative Services, Inc. (“CIAS”) and Calvert Investment Services, Inc.(“CIS”) currently serve as the investment advisor, principal underwriter, administrative services agent and shareholder servicing agent, respectively, to each Fund.

On October 20, 2016, Calvert and Calvert’s indirect parent company, Ameritas Holding Company, entered into an Asset Purchase Agreement (the “Agreement”) with Eaton Vance Management (“Eaton Vance”), a newly-formed subsidiary of Eaton Vance to operate as Calvert Research and Management (“CRM”), and other parties, pursuant to which CRM has agreed to acquire, subject to the terms and conditions set forth in the Agreement, the business assets of Calvert (the “Transaction”).  Completion of the Transaction is subject to Calvert Fund shareholder approvals of new investment advisory agreements with CRM and certain other matters, among other conditions, and is currently expected to occur by the end of 2016 or early 2017.

The following information is effective until such time as the Transaction is completed:

1. Information on Portfolio Management and Investment Strategy

Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

Management of the Fund’s portfolio is the responsibility of the Calvert Asset Allocation Committee.

Portfolio Manager Name	Title	Length of Time Managing Fund
Joshua Linder, CFA	Portfolio Manager	Since January 2014
John P. Nichols, CFA	Vice President – Equities	Since November 2015
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since January 2016

Calvert Conservative Allocation Fund
Investment Approach:
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in a portfolio of underlying Calvert fixed-income and equity funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund may also invest in cash and short-term money market instruments.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor.
The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy. The Fund typically invests as follows: 45% to 75% of net assets in funds that invest primarily in fixed income securities; 15% to 45% of net assets in funds that invest primarily in equity securities; and 0% to 20% of net assets in cash and short-term money market instruments.

Calvert Moderate Allocation Fund
Investment Approach:
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in a portfolio of underlying Calvert fixed-income and equity funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund may also invest in cash and short-term money market instruments.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy. The Fund typically invests as follows: 50% to 80% of net assets in funds that invest primarily in equity securities; 20% to 50% of net assets in funds that invest primarily in fixed income securities; and 0% to 20% of net assets in cash and short-term money market instruments.

Calvert Aggressive Allocation Fund
Investment Approach:
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in a portfolio of underlying Calvert fixed-income and equity funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund may also invest in cash and short-term money market instruments.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy. The Fund typically invests as follows: 70% to 100% of net assets in funds that invest primarily in equity securities; 0% to 30% of net assets in funds that invest primarily in fixed income securities; and 0% to 10% of net assets in cash and short-term money market instruments.

Calvert Balanced Portfolio

Allocation of Assets:

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since November 2015
Joshua Linder, CFA	Portfolio Manager	Since January 2014
Fixed-Income Investments:

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Equity Investments:

Portfolio Manager Name	Title	Length of Time Managing Fund
Joshua Linder, CFA	Portfolio Manager	Since November 2015
Christopher Madden, CFA	Portfolio Manager	Since November 2015
Kurt Moeller, CFA	Portfolio Manager	Since November 2015
Jade Huang	Portfolio Manager	Since November 2015

Investment Approach:
The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

Capital Accumulation Fund

Portfolio Manager Name	Title	Length of Time Managing Fund
Joshua Linder, CFA	Portfolio Manager	Since June 2016
Christopher Madden, CFA	Portfolio Manager	Since June 2016
Kurt Moeller, CFA	Portfolio Manager	Since June 2016
Jade Huang	Portfolio Manager	Since June 2016

Investment Approach:
The Fund offers opportunities for long-term capital appreciation primarily by investing in the common stocks of U.S. mid-cap companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility investment factors. The Fund’s investment process seeks to add value by using the Advisor’s fundamental, quantitative, and macro-economic research and analyses while integrating the

Advisor’s proprietary views on material environmental, social and governance (ESG) information as part of its risk and opportunity assessment. The portfolio construction process seeks to maximize the benefit of these insights while managing the Fund’s risk profile relative to its benchmark, the Russell Midcap Index, and minimizing transaction costs. The Fund may sell a security when it no longer appears attractive under this process.

Calvert International Equity Fund
The Fund is managed by Calvert Investment Management, Inc.

Portfolio Manager Name	Title	Length of Time Managing Fund
Joshua Linder, CFA	Portfolio Manager	Since November 2015
Christopher Madden, CFA	Portfolio Manager	Since November 2015
Kurt Moeller, CFA	Portfolio Manager	Since November 2015
Jade Huang	Portfolio Manager	Since November 2015
Investment Approach:
The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE Index, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The Advisor focuses on deriving returns from individual stock selection (bottom-up). The Advisor utilizes fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark.

Calvert International Opportunities Fund

Investment Subadvisors. Advisory Research, Inc. (“ARI”) and Trilogy Global Advisors, LP (“Trilogy”) (each a “Subadvisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Jonathan P. Brodsky	Managing Director, ARI	Since September 2011
Drew Edwards	Managing Director, ARI	Since September 2011
Marco P. Priani, CFA, CPA, FRM	Managing Director, ARI	Since September 2011
William Sterling, Ph.D.	Chief Investment Officer and Senior Portfolio Manager, Trilogy	Since September 2011
Gregory J. Gigliotti	Managing Director and Senior Portfolio Manager, Trilogy	Since September 2011
Pablo Salas	Managing Director and Senior Portfolio Manager, Trilogy	Since September 2011
Jessica Reuss, CFA	Product Specialist and Portfolio Manager, Trilogy	Since September 2011
David Runkle, Ph.D., CFA	Director of Quantitative Research, Portfolio Manager, Trilogy	Since September 2011

Investment Process:
The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries) if a Subadvisor deems the company attractive. The stock selection process of each Subadvisor does not utilize a predetermined geographic allocation, and each Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE SMID benchmark by balancing the risks and opportunities between the portion of the portfolio managed by each Subadvisor. The Advisor may shift allocations between the Subadvisors depending on market conditions, the Subadvisors’ respective style biases, and performance opportunities. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

Calvert Small Cap Fund

Portfolio Manager Name	Title	Length of Time Managing Fund
Joshua Linder, CFA	Portfolio Manager	Since November 2015
Christopher Madden, CFA	Portfolio Manager	Since November 2015
Kurt Moeller, CFA	Portfolio Manager	Since November 2015
Jade Huang	Portfolio Manager	Since November 2015
Investment Process:
The Fund offers opportunities for long-term capital appreciation through a mix of smaller company stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund’s investment process seeks to add value by using the Advisor’s fundamental, quantitative, and macro-economic research and analyses while integrating the Advisor’s proprietary views on material environmental, social and governance (“ESG”) information as part of its risk and opportunity assessment. The portfolio construction process seeks to maximize the benefit of these insights while managing the Fund’s risk profile relative to its benchmark, the Russell 2000 Index, and minimizing transaction costs. The Fund may sell a security when it no longer appears attractive under this process.

2. The following new section is inserted:

More Information on Fees and Expenses:

Contingent Deferred Sales Charge
Subject to certain exceptions, the contingent deferred sales charge (“CDSC”) imposed on the proceeds of Class C shares of a Fund redeemed within certain time periods after purchase is a percentage of the net asset value at the time of purchase or redemption, whichever is less.
For Class C shares, a 1.00% CDSC is imposed on shares sold within one year. There is no charge on redemptions of Class C shares held for more than one year.
See “How to Buy Shares/Choosing a Share Class/Class C” in this Prospectus.
Management Fees
Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.
With respect to the amount of each Fund’s advisory fee, see “Advisory Fees” in this Prospectus. Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund each pay no investment advisory fee. The administrative fees (as a percentage of the Fund’s net assets) paid by each Fund for the most recent fiscal year are as follows.

Class A, C and Y

Fund	Administrative Fee[1]

Calvert International Equity Fund	0.35%
Calvert Emerging Markets Equity Fund	0.35%

Calvert International Opportunities Fund	0.30%

Calvert Balanced Portfolio	0.275%

Calvert Capital Accumulation Fund	0.25%
Calvert Small Cap Fund	0.25%

Calvert Equity Portfolio	0.20%

Calvert Conservative Allocation Fund	0.15%
Calvert Moderate Allocation Fund	0.15%
Calvert Aggressive Allocation Fund	0.15%
1 Commencing February 1, 2016, the administrative fee for each share class of each fund listed above is 0.12%.

Class I

Fund	Administrative Fee[1]
Calvert International Equity Fund	0.15%
Calvert International Opportunities Fund	0.15%
Calvert Balanced Portfolio	0.125%
Calvert Emerging Markets Equity Fund	0.10%
Calvert Equity Portfolio	0.10%
Calvert Capital Accumulation Fund	0.10%
Calvert Small Cap Fund	0.10%
1 Commencing February 1, 2016, the administrative fee for the Class I shares of each fund listed above is 0.12%. Calvert has agreed to contractually waive 0.02% (2 basis points) of the Class I administrative fee through January 31, 2018 for Calvert Emerging Markets Equity Fund, Calvert Equity Portfolio, Calvert Capital Accumulation Fund, and Calvert Small Cap Fund.
Voluntary Fee Waivers

Calvert Equity Portfolio
The investment advisor voluntarily waives a portion of its advisory fee for the Fund equal to 0.05% on average daily net assets between $2 billion and $3 billion and 0.075% on average daily net assets over $3 billion that, in each case, are under management by Atlanta Capital Management Company, LLC. This waiver is contingent upon the continued service by Atlanta Capital Management Company, LLC as Subadvisor of the Fund at an annual fee of 0.21% on assets up to $2.5 billion and 0.20% on assets in excess of $2.5 billion. The investment advisor may cease this waiver at any time. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class A, C and Y shares of the Fund were 1.12%, 1.86% and 0.82%, respectively, for the fiscal year ended September 30, 2015.

Distribution and Service Fees
The following table shows the maximum annual amount of distribution and service fees payable under each Fund’s distribution plan for Class A shares and the amount of the Fund’s distribution and service fees authorized by the Fund’s Board of Trustees/Directors for the current fiscal year. Fees payable under the distribution plan may be increased to the maximum amount, where applicable, only after approval of the Board of Trustees/Directors.

Fund	Maximum Amount Payable (Class A)	Amount Authorized

Calvert International Opportunities Fund	0.50%	0.25%
Calvert Emerging Markets Equity Fund	0.50%	0.25%

Calvert Balanced Portfolio	0.35%	0.24%
Calvert Capital Accumulation Fund	0.35%	0.25%
Calvert International Equity Fund	0.35%	0.25%
Calvert Small Cap Fund	0.35%	0.25%
Calvert Conservative Allocation Fund	0.35%	0.25%
Calvert Moderate Allocation Fund	0.35%	0.25%
Calvert Aggressive Allocation Fund	0.35%	0.25%

Calvert Equity Portfolio	0.25%	0.25%
Other Expenses
“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services. The amount paid to third parties for subtransfer agent/recordkeeping services varies depending on the share class and services provided, but the Fund will not pay more than 0.11% (0.10% for Class I shares of all funds except the Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund).of its average net assets attributable to any such third-party service provider.
Acquired Fund Fees and Expenses
All Funds (other than Asset Allocation Funds): Acquired fund fees and expenses reflect the estimated amount of the fees and expenses incurred indirectly by a Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies. This includes underlying management fees and expenses, including any incentive allocations (typically 20%), of private limited partnerships and limited liability companies (together, “Partnerships”) that a Fund has acquired through its Special Equities investment program, and any exchange-traded funds acquired by the Fund. This amount is based on historic fees and expenses, and Partnership performance if applicable, and may vary substantially from year to year.
For the Funds below, Total Annual Fund Operating Expenses shown in the “Fees and Expenses” table in the respective Fund Summary do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio, which is as follows, reflects the operating expenses of the applicable Fund and does not include indirect expenses such as acquired fund fees and expenses.

Fund	Class A	Class C	Class Y
Calvert Equity Portfolio	1.13%	1.87%	0.84%
Calvert International Equity Fund	1.67%	2.58%	1.37%
Calvert Emerging Markets Equity Fund	2.18%	5.00%	2.07%

Fund	Class I
Calvert Equity Portfolio	0.64%
Calvert International Equity Fund	1.03%
Calvert Emerging Markets Equity Fund	1.48%
Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund: Each Fund will indirectly bear its pro rata share of operating expenses incurred by the underlying Calvert funds. Based on the current Prospectus of each underlying Calvert fund, such expenses range from 0.19% to 1.40% for the class of shares in which each Asset Allocation Fund may invest. The fee table in the Fund Summary of each Asset Allocation Fund provides an estimate of the expenses the Fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying Calvert funds. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees.
Contractual Fee Waivers and/or Expense Reimbursements
Calvert has agreed to contractually limit the direct net annual fund operating expenses in each Fund to the amounts listed in the table below through January 31, 2017. Only the Board of Trustees/Directors of the Fund may terminate an expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

Fund	Class A	Class C	Class Y
Calvert Balanced Portfolio	—	—	0.73%
Calvert Equity Portfolio	—	—	0.96%
Calvert Capital Accumulation Fund	1.21%	1.96%	0.96%
Calvert International Equity Fund	1.38%	2.14%	1.13%
Calvert International Opportunities Fund	1.66%	2.41%	1.41%
Calvert Small Cap Fund	1.37%	2.12%	1.12%
Calvert Emerging Markets Equity Fund	1.27%	2.02%	1.02%
Calvert Conservative Allocation Fund	0.44%	1.19%	N/A
Calvert Moderate Allocation Fund	0.44%	1.19%	N/A
Calvert Aggressive Allocation Fund	0.43%	1.18%	N/A

Fund	Class I
Calvert Balanced Portfolio	0.62%
Calvert Capital Accumulation Fund	0.86%
Calvert International Equity Fund	0.95%
Calvert International Opportunities Fund	1.20%
Calvert Small Cap Fund	0.92%
Calvert Emerging Markets Equity Fund	1.27%
Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a shareholder. The Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of a contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments (if applicable), and taxes. No Fund expects to incur a material amount of interest expense in the fiscal year.

In addition to the expense limitations set forth in the table above, Calvert has further agreed to contractually limit direct net operating expenses for Class Y shares of Calvert International Equity Fund to 3.00% through January 31, 2021, for Class Y shares of Calvert International Opportunities Fund to 3.00% through January 31, 2023, and for Class Y shares of Calvert Balanced Portfolio to 3.00% through January 31, 2025. Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2018, for Calvert Emerging Markets Equity Fund. Direct ordinary operating expenses will not exceed 1.27% for Class A, 2.02% for Class C and 1.02% for Class Y.
In addition to the expense limitations set forth in the table above, Calvert has further agreed to contractually limit direct net operating expenses for Class I shares of Calvert Global Water Fund and Calvert Global Energy Solutions, to 2.00% through January 31, 2026.
See “Investment Advisor and Subadvisors” in the respective Fund’s SAI for more information.

3. The following replaces “Management of Fund Investments”
MANAGEMENT OF FUND INVESTMENTS
About Calvert
Calvert Investment Management, Inc. (Calvert or the Advisor), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds and each underlying fund in which the Asset Allocation Funds invest. Calvert provides the Funds and each underlying fund with investment supervision and management and office space, furnishes executive and other personnel to the Funds and each underlying fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2015, Calvert was the investment advisor for 42 mutual fund portfolios and had over $12 billion in assets under management.

More Information About the Advisor, Subadvisors and Portfolio Managers
Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The respective Fund’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Fund.
Calvert Balanced Portfolio
Calvert Investment Management, Inc.
See “About Calvert” above.
Allocation of Assets

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Vishal Khanduja, CFA
Mr. Khanduja is Vice President and Head of Taxable Fixed Income at Calvert and has been a member of the Calvert Taxable Fixed Income Team since July 2012. He also serves on the Calvert Fixed Income Strategy Committee. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009 - 2012).
Co-Portfolio Manager (Asset Allocation)
Joshua Linder, CFA	November 2015 – present: Portfolio Manager, Calvert January 2014 – October 2015: Assistant Portfolio Manager, Calvert 2011 – 2013: Equity Analyst, Calvert.	Co-Portfolio Manager (Asset Allocation)
Equity Investments

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Joshua Linder, CFA	November 2015 - present: Portfolio Manager, Calvert January 2014 - October 2015: Assistant Portfolio Manager, Calvert 2011 - 2013: Equity Analyst, Calvert	Co-Portfolio Manager (Equity Investments)
Christopher Madden, CFA	November 2015 - present: Portfolio Manager, Calvert October 2010 - October 2015: Senior Equity Analyst, Calvert	Co-Portfolio Manager (Equity Investments)
Kurt Moeller, CFA	November 2015 - present: Portfolio Manager, Calvert December 2014 - October 2015: Senior Equity Analyst, Calvert May 2010 - December 2014: Senior Equity Analyst, del Rey Global Investors, LLC	Co-Portfolio Manager (Equity Investments)
Jade Huang	November 2015 - present: Portfolio Manager, Calvert 2010 - October 2015: Senior Equity Analyst, Calvert 2006 - 2010: Equity Analyst, Calvert	Co-Portfolio Manager (Equity Investments)

Fixed-Income Investments

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Vishal Khanduja, CFA
Mr. Khanduja is Vice President and Head of Taxable Fixed Income at Calvert and has been a member of the Calvert Taxable Fixed Income Team since July 2012. He also serves on the Calvert Fixed Income Strategy Committee. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009 - 2012).
Co-Portfolio Manager
Brian S. Ellis, CFA
Mr. Ellis has been a member of the Calvert Taxable Fixed Income Team since May 2012 as Fixed Income Risk Analyst (Senior Fixed Income Risk Analyst from August 2013 to December 2014) and then Portfolio Manager in January 2015. He also serves on the Calvert Fixed Income Strategy Committee. Prior to May 2012, Mr. Ellis served at Calvert as a Business Analyst.
Co-Portfolio Manager
Calvert Equity Portfolio
Atlanta Capital Management Company, LLC (Atlanta Capital), 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, has managed the assets of the Fund since September 1998. Atlanta Capital had over $16.1 billion in assets under management as of December 31, 2015.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Joseph B. Hudepohl, CFA
June 2015 - present: Managing Director, and Portfolio Manager, Atlanta Capital.
June 2013 - May 2015: Managing Director and Portfolio Manager, Logan Circle Partners, L.P., a division of Fortress Investment Group LLC.
1997 - June 2013: Various positions including Managing Director, Portfolio Manager, Co-Head of the Large Cap Growth Team, Goldman Sachs Asset Management.
Portfolio Manager
Lance V. Garrison, CFA	June 2015 - present: Vice President, Portfolio Manager, Atlanta Capital. 2007 - June 2015: Vice President, Research Analyst, Atlanta Capital.	Portfolio Manager
Jeffrey A. Miller, CFA
June 2015 - Present: Vice President, Portfolio Manager, Atlanta Capital.
August 2014 - May 2015: Vice President, Research Analyst, Atlanta Capital.
April 2011- July 2014: Portfolio Manager and Analyst, Crawford Investment Counsel.
1999 - April 2011: Global Technology Analyst, Institutional Capital Corporation.
Portfolio Manager
Robert R. Walton, Jr., CFA	June 2015 - Present: Vice President, Portfolio Manager, Atlanta Capital. 1999 - May 2015: Vice President, Research Analyst, Atlanta Capital.	Portfolio Manager

Calvert Capital Accumulation Fund
Calvert Investment Management, Inc.
See “About Calvert” above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Joshua Linder, CFA	November 2015 - present: Portfolio Manager, Calvert January 2014 - October 2015: Assistant Portfolio Manager, Calvert 2011 - 2013: Equity Analyst, Calvert	Co-Portfolio Manager
Christopher Madden, CFA	November 2015 - present: Portfolio Manager, Calvert October 2010 - October 2015: Senior Equity Analyst, Calvert	Co-Portfolio Manager
Kurt Moeller, CFA	November 2015 - present: Portfolio Manager, Calvert December 2014 - October 2015: Senior Equity Analyst, Calvert May 2010 - December 2014: Senior Equity Analyst, del Rey Global Investors, LLC	Co-Portfolio Manager
Jade Huang	November 2015 - present: Portfolio Manager, Calvert 2010 - October 2015: Senior Equity Analyst, Calvert 2006 - 2010: Equity Analyst, Calvert	Co-Portfolio Manager

Calvert International Equity Fund
Calvert Investment Management, Inc.
See “About Calvert” above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Joshua Linder, CFA	November 2015 - present: Portfolio Manager, Calvert January 2014 - October 2015: Assistant Portfolio Manager, Calvert 2011 - 2013: Equity Analyst, Calvert	Co-Portfolio Manager
Christopher Madden, CFA	November 2015 - present: Portfolio Manager, Calvert October 2010 - October 2015: Senior Equity Analyst, Calvert	Co-Portfolio Manager
Kurt Moeller, CFA	November 2015 - present: Portfolio Manager, Calvert December 2014 - October 2015: Senior Equity Analyst, Calvert May 2010 - December 2014: Senior Equity Analyst, del Rey Global Investors, LLC	Co-Portfolio Manager
Jade Huang	November 2015 - present: Portfolio Manager, Calvert 2010 - October 2015: Senior Equity Analyst, Calvert 2006 - 2010: Equity Analyst, Calvert	Co-Portfolio Manager
Calvert International Opportunities Fund
Advisory Research, Inc. (ARI), 180 N. Stetson Avenue, Suite 5500, Chicago, IL 60601, has managed an allocation of Fund’s assets since September 2011. ARI is a Delaware corporation and was founded in 1974. ARI had over $9.4 billion in assets under management as of December 31, 2015, primarily in equity, both domestic and international.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Jonathan P. Brodsky	Managing Director, ARI; member of ARI Investment Team	Portfolio Manager, Research Analyst
Drew Edwards	2013 - present: Managing Director, ARI; member of ARI Investment Team 2008 - 2012: Vice President, ARI, member of ARI Investment Team	Portfolio Manager
Marco P. Priani, CFA, CPA, FRM	2013 - present: Managing Director, ARI; member of ARI Investment Team 2006 - 2012: Vice President, ARI; member of ARI Investment Team	Portfolio Manager
Trilogy Global Advisors, LP (Trilogy), 1114 Avenue of the Americas, 28th Floor, New York, NY, 10036, has managed an allocation of the Fund’s assets since September 2011. Trilogy is a Delaware limited partnership and has been in business since 1999. Trilogy manages global, international and emerging markets equities with over $9.2 billion in assets under management as of December 31, 2015.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
William Sterling, Ph.D.	Chief Investment Officer and Senior Portfolio Manager, Trilogy. Mr. Sterling has guided the firm since its inception in 1999.	Senior Portfolio Manager
Gregory J. Gigliotti	Managing Director and Senior Portfolio Manager, Trilogy. Responsible for day-to-day management of Trilogy’s client portfolios.	Senior Portfolio Manager
Pablo Salas	Managing Director and Senior Portfolio Manager, Trilogy. Responsible for the management of Trilogy’s emerging markets equity portfolios.	Senior Portfolio Manager
Jessica Reuss, CFA	Product Specialist and Portfolio Manager, Trilogy. Responsible for global research coverage in the consumer discretionary and consumer staples sectors.	Portfolio Manager
David Runkle, Ph.D., CFA	Director of Quantitative Research, Portfolio Manager, Trilogy. Responsible for Trilogy’s quantitative research efforts.	Portfolio Manager

Calvert Small Cap Fund
Calvert Investment Management, Inc.
See “About Calvert” above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Joshua Linder, CFA	November 2015 - present: Portfolio Manager, Calvert January 2014 - October 2015: Assistant Portfolio Manager, Calvert 2011 - 2013: Equity Analyst, Calvert	Co-Portfolio Manager
Christopher Madden, CFA	November 2015 - present: Portfolio Manager, Calvert October 2010 - October 2015: Senior Equity Analyst, Calvert	Co-Portfolio Manager
Kurt Moeller, CFA	November 2015 - present: Portfolio Manager, Calvert December 2014 - October 2015: Senior Equity Analyst, Calvert May 2010 - December 2014: Senior Equity Analyst, del Rey Global Investors, LLC	Co-Portfolio Manager
Jade Huang	November 2015 - present: Portfolio Manager, Calvert 2010 - October 2015: Senior Equity Analyst, Calvert 2006 - 2010: Equity Analyst, Calvert	Co-Portfolio Manager
Calvert Emerging Markets Equity Fund
Hermes Investment Management Limited (Hermes), Lloyds Chambers, 1 Portsoken Street, London E1 8HZ, United Kingdom, has managed the assets of the Fund since the Fund’s inception in October 2012.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gary Greenberg, CFA
July 2011 - present: Lead Portfolio Manager for Emerging Markets Team, Hermes
2010 - July 2011: Portfolio Manager for Emerging Markets Team, Hermes
2007 - 2010: Managing Partner at Silkstone Capital Management LLP
Lead Portfolio Manager
Elena Tedesco, CFA	July 2011 - present: Portfolio Manager (Eastern Europe, Middle East and Africa) for Emerging Markets, Team, Hermes 2007 - June 2011: Analyst for Emerging Markets Team, Hermes	Co-Portfolio Manager

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund
Calvert Investment Management, Inc.
See “About Calvert” above.
Management of each Fund’s portfolio is the responsibility of the Calvert Asset Allocation Committee (“Allocation Committee”).

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Joshua Linder, CFA	November 2015 - present: Portfolio Manager, Calvert January 2014 - October 2015: Assistant Portfolio Manager, Calvert 2011 - 2013: Equity Analyst, Calvert	Co-Portfolio Manager, Allocation Committee Member
John P. Nichols, CFA	Vice President – Equities, primarily working on Calvert’s subadvisor oversight process.	Co-Portfolio Manager, Allocation Committee Member
Vishal Khanduja, CFA
Mr. Khanduja is Vice President and Head of Taxable Fixed Income at Calvert and has been a member of the Calvert Taxable Fixed Income Team since July 2012. He also serves on the Calvert Fixed Income Strategy Committee. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009 - 2012).
Co-Portfolio Manager, Allocation Committee Member
Brian S. Ellis, CFA
Mr. Ellis has been a member of the Calvert Taxable Fixed Income Team since May 2012 as Fixed Income Risk Analyst (Senior Fixed Income Risk Analyst from August 2013 to December 2014) and then Portfolio Manager in January 2015. He also serves on the Calvert Fixed Income Strategy Committee. Prior to May 2012, Mr. Ellis served at Calvert as a Business Analyst.
Co-Portfolio Manager, Allocation Committee Member
Calvert and each Fund have obtained an exemptive order from the SEC to permit Calvert and the applicable Fund, pursuant to approval by the Fund’s Board of Trustees/Directors, to enter into and materially amend contracts with the Fund’s Subadvisor, if any (that is not an “affiliated person” as defined under the Investment Company Act of 1940, as amended (the

“1940 Act”)) without shareholder approval. See “Investment Advisor and Subadvisors” in the respective Fund’s SAI for further details.

Advisory Fees
The table below shows the annual advisory fee paid by each Fund (other than the Asset Allocation Funds) for the most recent fiscal year as a percentage of that Fund’s average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) The advisory fee does not include administrative fees.
Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund do not pay advisory fees to Calvert for performing investment advisory services. Calvert, however, does receive advisory fees from managing the underlying Calvert funds, a portion of which are paid indirectly by the Asset Allocation Funds. For the most recent fiscal year, each Asset Allocation Fund paid an administrative fee of 0.15% of the Fund’s average daily net assets to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

Advisory Fee
Calvert Balanced Portfolio	0.40%
Calvert Equity Portfolio	0.48%[1]
Calvert Capital Accumulation Fund	0.65%
Calvert International Equity Fund	0.74%
Calvert International Opportunities Fund	0.75%
Calvert Emerging Markets Equity Fund	0.95%
Calvert Small Cap Fund	0.70%
1 The contractual advisory fees paid were 0.49%; the Advisor voluntarily waived 0.01% in advisory fees.
2 The contractual advisory fee is 0.60%; the Advisory voluntarily waived 0.10% in advisory fees.
A discussion regarding the basis for the approval by the Funds’ Board of Trustees/Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

Consulting Fees
(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)
Morningstar Investment Management LLC (“Morningstar”) serves as an asset allocation consultant and provides guidance on maintaining an optimal allocation strategy for the Asset Allocation Funds. Morningstar reviews portfolio allocations on a quarterly basis and reports results and recommendations to the Calvert Asset Allocation Committee. Each Asset Allocation Fund pays Morningstar an annual fee of 0.05% of the Fund’s average daily net assets as compensation for such consulting services. Morningstar is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

4. The following replaces “Distribution and Service Fees”:

Distribution and Service Fees
Each Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares (except with respect to Class Y, which has no Rule 12b-1 plan). The distribution plan also allows each Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See “Method of Distribution” in the respective Fund’s SAI for further discussion of these services. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund’s Board of Trustees/Directors. The fees are based on average daily net assets by Class.

Maximum Payable under Plan/Amount Actually Paid	Class A	Class C
Calvert Balanced Portfolio	0.35%/0.24%	1.00%/1.00%*
Calvert Equity Portfolio	0.25%/0.25%	1.00%/1.00%*
Calvert Capital Accumulation Fund	0.35%/0.25%	1.00%/1.00%*
Calvert International Equity Fund	0.35%/0.25%	1.00%/1.00%*
Calvert International Opportunities Fund	0.50%/0.25%	1.00%/1.00%*
Calvert Small Cap Fund	0.35%/0.25%	1.00%/1.00%*
Calvert Global Energy Solutions Fund	0.50%/0.25%	1.00%/1.00%*
Calvert Conservative Allocation Fund	0.35%/0.25%	1.00%/1.00%*
Calvert Moderate Allocation Fund	0.35%/0.25%	1.00%/1.00%*
Calvert Aggressive Allocation Fund	0.35%/0.25%	1.00%/1.00%*

* For Class C, 0.75% of the Fund’s average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.
Service Fees and Arrangements with Broker/Dealers
CID, each Fund’s distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of the amount invested for Class C), when you purchase shares of Calvert Funds (except with respect to Class Y). CID also pays broker/dealers an ongoing service fee (except with respect to Class Y) while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The following table shows the maximum commissions and service fees paid by CID to broker/dealers, which differ depending on the Class.

Maximum Commission/Service Fees	Class A*	Class C**
Calvert Balanced Portfolio	4.00%/0.25%	1.00%/1.00%
Calvert Equity Portfolio	4.00%/0.25%	1.00%/1.00%
Calvert Capital Accumulation Fund	4.00%/0.25%	1.00%/1.00%
Calvert International Equity Fund	4.00%/0.25%	1.00%/1.00%
Calvert International Opportunities Fund	4.00%/0.25%	1.00%/1.00%
Calvert Small Cap Fund	4.00%/0.25%	1.00%/1.00%
Calvert Emerging Markets Equity Fund	4.00%/0.25%	1.00%/1.00%
Calvert Conservative Allocation Fund	4.00%/0.25%	1.00%/1.00%
Calvert Moderate Allocation Fund	4.00%/0.25%	1.00%/1.00%
Calvert Aggressive Allocation Fund	4.00%/0.25%	1.00%/1.00%

* Class A service fees begin to accrue in the first month after purchase.
** Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in the 13th month after purchase.

If the selling broker/dealer has an agreement with CID to sell Class C shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CID does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after purchase.

5. The following is the list of current Fund service providers:
Fund Service Providers.
INVESTMENT ADVISER
Calvert Investment Management, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
SHAREHOLDER SERVICING AGENT
Calvert Investment Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
PRINCIPAL UNDERWRITER
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
ADMINISTRATIVE SERVICES AGENT
Calvert Investment Administrative Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103
CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

Investors Should Retain This Supplement for Future Reference.

Calvert Equity and Asset Allocation Funds PROSPECTUS CLASS A, C, Y and I

February 1, 2017

Class (Ticker)

Calvert Balanced Portfolio	A (CSIFX)	C (CSGCX)	Y (CBAYX)	I (CBAIX)
Calvert Equity Portfolio	A (CSIEX)	C (CSECX)	Y (CIEYX)	I (CEYIX)
Calvert Capital Accumulation Fund	A (CCAFX)	C (CCACX)	Y (CCAYX)	I (CCPIX)
Calvert International Equity Fund	A (CWVGX)	C (CWVCX)	Y (CWEYX)	I (CWVIX)
Calvert International Opportunities Fund	A (CIOAX)	C (COICX)	Y (CWVYX)	I (COIIX)
Calvert Small Cap Fund	A (CCVAX)	C (CSCCX)	Y (CSCYX)	I (CSVIX)
Calvert Emerging Markets Equity Fund	A (CVMAX)	C (CVMCX)	Y (CVMYX)	I (CVMIX)

Calvert Asset Allocation Funds
Calvert Conservative Allocation Fund	A (CCLAX)	C (CALCX)	Y (CALYX)	I (CFAIX)
Calvert Moderate Allocation Fund	A (CMAAX)	C (CMACX)	Y (CMLYX)	I (CLAIX)
Calvert Aggressive Allocation Fund	A (CAAAX)	C (CAACX)	Y (CAIYX)	I (CAGIX)

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert Equity and Asset Allocation Funds Prospectus
Class A, C, Y and I
February 1, 2017

TABLE OF CONTENTS

FUND SUMMARY

CALVERT BALANCED PORTFOLIO
Class (Ticker):	A (CSIFX)	C (CSGCX)	Y (CBAYX)	I (CBAIX)
INVESTMENT OBJECTIVE
The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 43 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y	Class I
Management fees[3]	0.52%	0.52%	0.52%	0.52%
Distribution and service (12b-1) fees	0.24%	1.00%	None	None
Other expenses	0.21%	0.24%	0.41%	0.11%
Total annual fund operating expenses	0.97%	1.76%	0.93%	0.63%
Less fee waiver and/or expense reimbursement[4]	0.00%	0.00%	(0.200)%	(0.010)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.97%	1.76%	0.73%	0.62%
1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
2 The contingent deferred sales charge decreases over time.
3 Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
4 The investment adviser has agreed to contractually limit direct net annual fund operating expenses through January 31, 2017. Direct net operating expenses will not exceed 0.73% for Class Y and 0.62% for Class I. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.

1 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$569	$769	$986	$1,608
Class C
Expenses assuming redemption	$279	$554	$954	$2,073
Expenses assuming no redemption	$179	$554	$954	$2,073
Class Y	$75	$276	$495	$1,125
Class I	$6,336	$20,069	$35,028	$78,535
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)), and other asset-backed securities (“ABS”). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in unrated debt securities.
An investment grade debt security is rated BBB- or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated debt security determined by the Adviser to be of comparable credit quality.
The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large cap core U.S. portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. Stocks will be selected primarily on the basis of fundamental research, utilizing the information provided by, and the expertise of, the Adviser’s research staff. The fixed-income portion of the Fund employs an active trading strategy, seeking total return. In selecting securities, the Adviser considers financial and environmental, social and governance (ESG) factors consistent with Calvert’s Principles for Responsible Investment. The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.
The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund and hedge interest rate risk.
Incidental to its main investment strategy, the Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles, which include the Adviser’s proprietary assessment of critical environmental, social and governance (“ESG”) issues, are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 2

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. There is a risk that the Adviser may allocate assets to an asset class that underperforms other asset classes.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Bond Market Risk. The market prices of bonds held by the Fund may fall.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.
Mortgage-Backed Securities Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.
Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk,

3 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.
Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Adviser. When the Fund purchases unrated securities, it will depend on the Adviser’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.
Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.
Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a securities market benchmark, a composite benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class Y shares prior to April 30, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 4

Calendar Year Total Returns for Class A at NAV

30%
20%
10%
0%
-10%
-20%
-30%
-40%
8.43%
3.23%
-28.98%
23.93%
10.90%
3.28%
10.83%
17.27%
9.74%
-2.81%
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	11.47%
Worst Quarter (of periods shown)	12/31/08	-18.24%
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/16) (with maximum sales charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	-7.43%	6.40%	4.07%
Return after taxes on distributions	-10.19%	4.78%	3.00%
Return after taxes on distributions and sale of Fund shares	-2.52%	4.72%	3.04%
Class C	-4.57%	6.58%	3.68%
Class Y	-2.65%	7.54%	4.62%
Class I	-2.43%	7.96%	5.09%
Russell 1000 Index(reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	7.40%
Balanced Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	0.75%	9.59%	7.19%
Lipper Mixed-Asset Target Allocation Growth Funds Avg. (reflects no deduction for taxes)	-1.65%	6.80%	5.10%
* The Fund also shows the Balanced Composite Benchmark because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns. The Balanced Composite Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000 Index and 40% Barclays U.S. Aggregate Index. Prior to 11/1/2015 the fixed income component was the Barclays U.S. Credit Index.

5 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

PORTFOLIO MANAGEMENT
Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Christopher Madden, CFA	Portfolio Manager	Since November 2015
Jade Huang	Portfolio Manager	Since November 2015
Charles B. Gaffney	Portfolio Manager	Since January 2017
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of our request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class Y
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class I
$1,000,000
The initial investment minimum is waived for retirement plans that trade through omnibus accounts. The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.
Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-327-2109.
To Buy Shares
New Accounts (include application):
Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 6

Subsequent Investments (include investment slip):
Calvert, P.O. Box 219739,
Kansas City, MO 64121-9739

By Registered, Certified or Overnight Mail:
Calvert, c/o BFDS,
330 West 9th Street,
Kansas City, MO 64105-1514

To Sell Shares
By Telephone Call 800-368-2745
By Mail Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

7 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

FUND SUMMARY

CALVERT EQUITY PORTFOLIO
Class (Ticker):	A (CSIEX)	C (CSECX)	Y (CIEYX)	I (CEYIX)
INVESTMENT OBJECTIVE
The Fund seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 43 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y	Class I
Management fees[3]	0.61%	0.61%	0.61%	0.61%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.19%	0.18%	0.14%	0.05%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.07%	1.81%	0.77%	0.68%
Less fee waiver and/or expense reimbursement[4]	None	None	None	(0.020)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	None	None	None	0.66%
1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
2 The contingent deferred sales charge decreases over time.
3 Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
4 The contractual administrative fee is 0.12%. The administrator has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 8

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$579	$799	$1,037	$1,719
Class C
Expenses assuming redemption	$284	$569	$980	$2,127
Expenses assuming no redemption	$184	$569	$980	$2,127
Class Y	$79	$246	$428	$954
Class I	$6,743	$21,342	$37,462	$84,265
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Russell 1000 Index at the time of investment. As of December 31, 2015, the market capitalization of the Russell 1000 Index companies ranged from $380 million to $587.2 billion with a weighted average level of $124.2 billion.
The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.
The Sub-Adviser looks for established companies with a history of steady earnings growth. The Sub-Adviser selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles, which include the Adviser’s proprietary assessment of critical environmental, social and governance (“ESG”) issues, are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

9 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of its current benchmark, its former benchmark and a performance average of similar mutual funds. The Fund changed its benchmark from the Standard & Poor’s (“S&P”) 500 Index to the Russell 1000 Growth Index because the Adviser believes that the Russell 1000 Growth Index is more representative of the investment approach used to manage the Fund. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 10

Calendar Year Total Returns for Class A at NAV

60%
40%
20%
0%
-20%
-40%
-60%
10.16%
9.94%
-35.53%
33.41%
17.23%
-2.23%
15.52%
30.42%
11.04%
3.68%
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	17.97%
Worst Quarter (of periods shown)	12/31/08	-24.39%
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/15) (with maximum sales charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	-1.24%	10.07%	7.03%
Return after taxes on distributions	-6.07%	8.11%	5.78%
Return after taxes on distributions and sale of Fund shares	3.15%	7.94%	5.63%
Class C	1.91%	10.33%	6.74%
Class Y	4.00%	11.53%	7.81%
Class I	4.19%	11.72%	8.13%
Russell 1000 Growth Index(reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Lipper Large-Cap Growth Funds Avg. (reflects no deduction for taxes)	5.26%	12.27%	7.54%

11 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

PORTFOLIO MANAGEMENT
Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”)
Investment Sub-Adviser. Atlanta Capital Management Company, LLC (“Atlanta Capital” or “Sub-Adviser”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Joseph B. Hudepohl, CFA	Managing Director, Principal and Portfolio Manager	Since June 2015
Lance V. Garrison, CFA	Vice President, Principal and Portfolio Manager	Since June 2015
Jeffrey A. Miller, CFA	Vice President, Principal and Portfolio Manager	Since June 2015
Robert R. Walton, Jr., CFA	Vice President, Principal and Portfolio Manager	Since June 2015
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of our request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class Y
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class I
$1,000,000
The initial investment minimum is waived for retirement plans that trade through omnibus accounts. The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.
Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-327-2109.
To Buy Shares
New Accounts (include application):
Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 12

Subsequent Investments (include investment slip):
Calvert, P.O. Box 219739,
Kansas City, MO 64121-9739

By Registered, Certified or Overnight Mail:
Calvert, c/o BFDS,
330 West 9th Street,
Kansas City, MO 64105-1514

To Sell Shares
By Telephone Call 800-368-2745
By Mail Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

13 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

FUND SUMMARY

CALVERT CAPITAL ACCUMULATION FUND
Class (Ticker):	A (CCAFX)	C (CCACX)	Y (CCAYX)	I (CCPIX)
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 41 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y	Class I
Management fees[3]	0.77%	0.77%	0.77%	0.77%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.26%	0.31%	0.28%	0.08%
Total annual fund operating expenses	1.28%	2.08%	1.05%	0.85%
Less fee waiver and/or expense reimbursement	(0.07%)[4]	(0.12%)[4]	(0.09%)[4]	(0.02%)[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.21%	1.96%	0.96%	0.83%
1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
2 The contingent deferred sales charge decreases over time.
3Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
4 The investment adviser has agreed to contractually limit direct net annual fund operating expenses through January 31, 2018. Direct net operating expenses will not exceed 1.21% for Class A, 1.96% for Class C, and 0.96% for Class Y. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
5The contractual administrative fee is 0.12%. The administrator has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 14

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$592	$855	$1,138	$1,941
Class C
Expenses assuming redemption	$299	$640	$1,108	$2,401
Expenses assuming no redemption	$199	$640	$1,108	$2,401
Class Y	$98	$325	$571	$1,274
Class I	$8,473	$26,715	$46,733	$104,517
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Adviser selects securities primarily on the basis of fundamental research, including consideration of financial and environmental, social and governance (ESG) factors consistent with Calvert’s Principles for Responsible Investment. The portfolio managers utilize the information provided by, and the expertise of, the Adviser’s research staff in making investment decisions. In selecting securities, the portfolio managers seek companies that have sustainable earnings and cash flow, a strong and durable financial profile, secular and cyclical growth prospects, and the ability to maintain a competitive position within its industry. In addition, the portfolio managers employ a portfolio construction process that seeks to manage investment risk. This process includes the use of portfolio optimization tools (quantitative tools that help track the portfolio’s fundamental characteristics such as its volatility, valuation and growth rate relative to the benchmark) and risk management techniques to assist in portfolio construction and monitoring and maintaining issuer and industry diversification among portfolio holdings. The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of mid- capitalization companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Index at the time of investment. As of December 31, 2015, the market capitalization of the Russell Midcap Index ranged from $386 million to $30.5 billion with a weighted average level of $12.2 billion. Although primarily investing in mid-cap U.S. companies, the Fund may also invest in small-cap companies.
The Fund may also invest up to 25% of its net assets in foreign securities.
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

15 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Investments are selected for financial soundness and evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Responsible Investing Risk. Investing primarily in securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize such criteria when selecting investments. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 16

funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class Y shares prior to January 31, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
-50%
6.14%
9.56%
-36.90%
30.35%
30.02%
2.20%
15.83%
28.86%
7.39%
-3.70%
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

	Quarter Ended	Total Return
Best Quarter (of periods shown)	12/31/10	16.97%
Worst Quarter (of periods shown)	12/31/08	-25.22%
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

17 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Average Annual Total Returns (as of 12/31/15) (with maximum sales charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	-8.28%	8.49%	6.45%
Return after taxes on distributions	-10.61%	6.37%	5.38%
Return after taxes on distributions and sale of Fund shares	-3.33%	6.56%	5.14%
Class C	-5.45%	8.68%	6.12%
Class Y	-3.49%	9.75%	7.07%
Class I	-3.18%	10.23%	7.77%
Russell Midcap Growth Index(reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%
Lipper Mid-Cap Growth Funds Avg. (reflects no deduction for taxes)	5.26%	12.27%	7.54%
PORTFOLIO MANAGEMENT
Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Christopher Madden, CFA	Portfolio Manager	Since June 2016
Jade Huang	Portfolio Manager	Since June 2016
Charles B. Gaffney	Portfolio Manager	Since January 2017
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of our request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class Y
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class I
$1,000,000
The initial investment minimum is waived for retirement plans that trade through omnibus accounts. The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 18

Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-327-2109.
To Buy Shares
New Accounts (include application):
Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Subsequent Investments (include investment slip):
Calvert, P.O. Box 219739,
Kansas City, MO 64121-9739

By Registered, Certified or Overnight Mail:
Calvert, c/o BFDS,
330 West 9th Street,
Kansas City, MO 64105-1514

To Sell Shares
By Telephone Call 800-368-2745
By Mail Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

19 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

FUND SUMMARY

CALVERT INTERNATIONAL EQUITY FUND
Class (Ticker):	A (CWVGX)	C (CWVCX)	Y (CWEYX)	I (CWVIX)
INVESTMENT OBJECTIVE
The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 41 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y	Class I
Management fees[3]	0.86%	0.86%	0.86%	0.86%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.33%	0.49%	0.28%	0.14%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.45%	2.36%	1.15%	1.01%
Less fee waiver and/or expense reimbursement[4]	(0.060)%	(0.210)%	(0.010)%	(0.050)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.39%	2.15%	1.14%	0.96%
1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
2 The contingent deferred sales charge decreases over time.
3 Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
4 The investment adviser has agreed to contractually limit direct net annual fund operating expenses through January 31, 2018. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 1.38% for Class A, 2.14% for Class C, 1.13% for Class Y and 0.95% for Class I. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 20

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$610	$906	$1,224	$2,136
Class C
Expenses assuming redemption	$318	$716	$1,241	$2,680
Expenses assuming no redemption	$218	$716	$1,241	$2,680
Class Y	$116	$364	$632	$1,397
Class I	$9,794	$31,657	$55,299	$123,170
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index at the time of investment. As of December 31, 2015, the market capitalization of the MSCI EAFE companies ranged from $54 million to $237.5 billion with a weighted average level of $48.6 billion.
The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE Index, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The Sub-Adviser selects securities for the Fund primarily on the basis of fundamental research, including consideration of financial and environmental, social and governance (ESG) factors consistent with Calvert’s Principles for Responsible Investment. The Sub-Adviser seeks companies which it believes have strong business franchises but whose value is not yet fully reflected in their share prices. Such companies may include companies with a high return on invested capital, companies with a sustainable competitive advantage and/or companies with shareholder-friendly management teams. In selecting securities to implement the Fund’s core investment approach, the Sub-Adviser seeks companies that, in its opinion, are high in quality or improving in quality. The Fund’s focus on valuation and quality companies may help dampen performance volatility in down markets. Securities may be sold if, in the opinion of the Sub-Adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities.
The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.
The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles, which include the Adviser’s proprietary

21 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

assessment of critical environmental, social and governance (“ESG”) issues, are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself. The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 22

principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of its current benchmark, its former benchmark and a performance average of similar mutual funds. The Fund changed its benchmark from the MSCI EAFE Investable Market Index (“IMI”) to the MSCI EAFE Index because the Adviser believes that the MSCI EAFE Index is more representative of the investment approach used to manage the Fund and better reflects the universe of securities in which the Fund invests. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

40%
20%
0%
-20%
-40%
-60%
26.60%
1.90%
-46.32%
21.74%
5.82%
-13.91%
17.61%
22.39%
-7.28%
-0.26%
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	23.55%
Worst Quarter (of periods shown)	12/31/08	-24.02%
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

23 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/15) (with maximum sales charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	-4.98%	1.77%	-0.27%
Return after taxes on distributions	-5.34%	1.73%	-0.69%
Return after taxes on distributions and sale of Fund shares	-2.82%	1.50%	0.12%
Class C	-2.00%	1.87%	-0.64%
Class Y	0.06%	3.13%	0.51%
Class I	0.24%	3.44%	0.91%
MSCI EAFE Index(reflects no deduction for fees, expenses or taxes)	0.91%	4.40%	3.76%
MSCI EAFE IMI Index (reflects no deduction for taxes)	0.51%	3.18%	3.15%
PORTFOLIO MANAGEMENT
Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”)
Investment Sub-Adviser. Eaton Vance Management (International) Limited (“EVMI” or “Sub-Adviser”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Christopher Dyer	Portfolio Manager	Since January 2017
Christopher Madden, CFA	Portfolio Manager	Since November 2015
Ian Kirwan	Portfolio Manager	Since January 2017
Jade Huang	Portfolio Manager	Since November 2015
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of our request in good order.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 24

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class Y
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class I
$1,000,000
The initial investment minimum is waived for retirement plans that trade through omnibus accounts. The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.
Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-327-2109.
To Buy Shares
New Accounts (include application):
Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Subsequent Investments (include investment slip):
Calvert, P.O. Box 219739,
Kansas City, MO 64121-9739

By Registered, Certified or Overnight Mail:
Calvert, c/o BFDS,
330 West 9th Street,
Kansas City, MO 64105-1514

To Sell Shares
By Telephone Call 800-368-2745
By Mail Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

25 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 26

FUND SUMMARY

CALVERT INTERNATIONAL OPPORTUNITIES FUND
Class (Ticker):	A (CIOAX)	C (COICX)	Y (CWVYX)	I (COIIX)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 41 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y	Class I
Management fees[3]	0.87%	0.87%	0.87%	0.87%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.39%	0.67%	0.37%	0.25%
Total annual fund operating expenses	1.51%	2.54%	1.24%	1.12%
Less fee waiver and/or expense reimbursement[4]	0.00%	(0.130)%	0.00%	None
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.51%	2.41%	1.24%	1.12%
1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
2 The contingent deferred sales charge decreases over time.
3 Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
4 The investment adviser has agreed to contractually limit direct net annual fund operating expenses through January 31, 2018. Direct net operating expenses will not exceed 1.66% for Class A, 2.41% for Class C, and 1.41% for Class Y. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.

27 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$621	$930	$1,260	$2,191
Class C
Expenses assuming redemption	$344	$778	$1,339	$2,866
Expenses assuming no redemption	$244	$778	$1,339	$2,866
Class Y	$126	$393	$681	$1,500
Class I	$11,417	$35,598	$61,692	$136,317
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index at the time of investment. As of December 31, 2015, the market capitalization of the MSCI EAFE SMID companies ranged from $54 million to $43.9 billion with a weighted average level of $5.6 billion.
The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.
The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries). In managing the Fund, the portfolio managers seek to exploit inefficiencies in the small-cap market through fundamental bottom-up research, including consideration of financial and environmental, social and governance (ESG) factors consistent with Calvert’s Principles for Responsible Investment. The portfolio managers employ a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio managers seek companies which may be best positioned to benefit from structural growth. The portfolio managers look for companies that, in their opinion, are high in quality or improving in quality. Such companies typically are well positioned in an industry or niche benefiting from structural change, or companies with differentiated products or services that possess defendable barriers to entry, competitive advantages, and scalable businesses. Characteristics of such companies may also include attractive earnings growth, profit margins and returns on capital which, if invested well, can lead to attractive compound rates of return through an economic cycle. The portfolio managers may also seek companies characterized as an improver or a rebounder. Such companies are typically characterized by either (i) a catalyst or identifiable positive agent of change, which are not fully reflected in the company’s share price; or (ii) a company whose price was negatively impacted by an overreaction to near-term news or the short-term focus of analysts and momentum investors. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.
The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 28

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are selected for financial soundness and evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself. The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

29 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.
Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.
Responsible Investing Risk. Investing primarily in securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize such criteria when selecting investments. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class C shares prior to July 31, 2007 (the Class C shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A. Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 30

Calendar Year Total Returns for Class A at NAV

60%
40%
20%
0%
-20%
-40%
-60%
34.87%
12.58%
24.98%
27.62%
1.79%
-43.80%
-17.87%
-4.68%
2008
2009
2010
2011
2012
2013
2014
2015

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	24.05%
Worst Quarter (of periods shown)	12/31/08	-24.15%
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/15) (with maximum sales charge deducted, if any)	1 Year	5 Years	Since Inception (5/31/07)
Class A:
Return before taxes	-3.02%	3.90%	0.78%
Return after taxes on distributions	-4.10%	3.32%	0.44%
Return after taxes on distributions and sale of Fund shares	-1.15%	3.13%	0.12%
Class C	-0.13%	4.01%	0.52%
Class Y	2.10%	5.16%	1.55%
Class I	2.29%	5.38%	1.82%
MSCI EAFE SMID Index(reflects no deduction for fees, expenses or taxes)	6.97%	6.09%	1.31%
Lipper International Small/Mid-Cap Core Funds Avg. (reflects no deduction for taxes)	3.12%	3.62%	0.30%

31 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

PORTFOLIO MANAGEMENT
Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”)
Investment Sub-Adviser. Eaton Vance Management (International) Limited (“EVMI” or “Sub-Adviser”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Aidan M. Farrell	Portfolio Manager	Since January 2017
Christopher Madden	Portfolio Manager	Since January 2017
Jade Huang	Portfolio Manager	Since January 2017
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of our request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class Y
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class I
$1,000,000
The initial investment minimum is waived for retirement plans that trade through omnibus accounts. The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.
Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-327-2109.
To Buy Shares
New Accounts (include application):
Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 32

Subsequent Investments (include investment slip):
Calvert, P.O. Box 219739,
Kansas City, MO 64121-9739

By Registered, Certified or Overnight Mail:
Calvert, c/o BFDS,
330 West 9th Street,
Kansas City, MO 64105-1514

To Sell Shares
By Telephone Call 800-368-2745
By Mail Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544
TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

33 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

FUND SUMMARY

CALVERT SMALL CAP FUND
Class (Ticker):	A (CCVAX)	C (CSCCX)	Y (CSCYX)	I (CSVIX)
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 45 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y	Class I
Management fees[3]	0.82%	0.82%	0.82%	0.82%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.32%	0.41%	0.36%	0.11%
Total annual fund operating expenses	1.39%	2.23%	1.18%	0.93%
Less fee waiver and/or expense reimbursement	(0.02%)[4]	(0.11%)[4]	(0.06%)[4]	(0.02%)[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.37%	2.12%	1.12%	0.91%
1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
2 The contingent deferred sales charge decreases over time.
3 Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
4 The investment adviser has agreed to contractually limit direct net annual fund operating expenses through January 31, 2018. Direct net operating expenses will not exceed 1.37% for Class A, 2.12% for Class C, and 1.12% for Class Y. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
5 The contractual administrative fee is 0.12%. The administrator has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 34

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$608	$892	$1,198	$2,063
Class C
Expenses assuming redemption	$315	$687	$1,185	$2,556
Expenses assuming no redemption	$215	$687	$1,185	$2,556
Class Y	$114	$369	$643	$1,426
Class I	$9,286	$29,233	$51,068	$113,923
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund offers opportunities for long-term capital appreciation through a mix of smaller company stocks that meet the Fund’s investment criteria. The Adviser selects securities primarily on the basis of fundamental research, including consideration of financial and environmental, social and governance (ESG) factors consistent with Calvert’s Principles for Responsible Investment. In selecting companies for investment, the Adviser may also consider overall growth prospects, financial strength, strength of the company’s business franchises and management team, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources and other factors. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, by managing the Fund’s risk profile relative to its benchmark, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The portfolio managers may sell a security when the Adviser’s price objective for the stock is reached, the fundamentals of the company change, or to pursue more attractive investment options.
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines small companies as those whose market capitalization falls within the range of the Russell 2000 Index at the time of investment. As of December 31, 2015, the market capitalization of the Russell 2000 Index companies ranged from $15 million to $5.9 billion with a weighted average level of $1.9 billion.
The Fund may also invest up to 25% of its net assets in foreign securities.
Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are selected for financial soundness and evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

35 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Responsible Investing Risk. Investing primarily in securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize such criteria when selecting investments. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class C shares prior to April 1, 2005 (the Class C shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A. Performance results for Class Y shares prior to October 18, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 36

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

60%
40%
20%
0%
-20%
-40%
-60%
20.05%
-2.32%
-33.76%
20.73%
22.91%
-5.03%
15.29%
40.85%
7.03%
-1.09%
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	16.70%
Worst Quarter (of periods shown)	12/31/08	-23.11%
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/15) (with maximum sales charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	-5.78%	9.23%	6.01%
Return after taxes on distributions	-8.12%	7.35%	5.09%
Return after taxes on distributions and sale of Fund shares	-2.21%	7.13%	4.75%
Class C	-2.81%	9.37%	5.57%
Class Y	-0.88%	5.16%	1.55%
Class I	-0.64%	11.04%	7.29%
Russell 2000 Index(reflects no deduction for fees, expenses or taxes)	-4.41%	9.19%	6.80%
Lipper Small-Cap Core Funds Avg. (reflects no deduction for taxes)	-5.14%	8.32%	6.36%

37 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

PORTFOLIO MANAGEMENT
Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Michael D. McLean	Portfolio Manager	Since January 2017
Christopher Madden, CFA	Portfolio Manager	Since November 2015
J. Griffith Noble	Portfolio Manager	Since January 2017
Jade Huang	Portfolio Manager	Since November 2015
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of our request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class Y
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class I
$1,000,000
The initial investment minimum is waived for retirement plans that trade through omnibus accounts. The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.
Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-327-2109.
To Buy Shares
New Accounts (include application):
Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Subsequent Investments (include investment slip):
Calvert, P.O. Box 219739,
Kansas City, MO 64121-9739

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 38

By Registered, Certified or Overnight Mail:
Calvert, c/o BFDS,
330 West 9th Street,
Kansas City, MO 64105-1514

To Sell Shares
By Telephone Call 800-368-2745
By Mail Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information

39 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

FUND SUMMARY

CALVERT EMERGING MARKETS EQUITY FUND
Class (Ticker):	A (CVMAX)	C (CVMCX)	Y (CVMYX)	I (CVMIX)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 41 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y	Class I
Management fees[3]	1.07%	1.07%	1.07%	1.07%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.63%	2.70%	0.77%	0.79%
Acquired fund fees and expenses	0.06%	0.06%	0.06%	0.06%
Total annual fund operating expenses	2.01%	4.83%	1.90%	1.92%
Less fee waiver and/or expense reimbursement[4]	(0.680)%	(2.750)%	(0.820)%	(0.590)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.33%	2.08%	1.08%	1.33%
1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
2 The contingent deferred sales charge decreases over time.
3 Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
4 The investment adviser has agreed to contractually limit direct net annual fund operating expenses through January 31, 2018. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 1.27% for Class A, 2.02% for Class C, 1.02% for Class Y and 1.27% for Class I. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders. For Class I, Calvert has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 40

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$604	$1,013	$1,447	$2,560
Class C
Expenses assuming redemption	$311	$1,207	$2,206	$4,719
Expenses assuming no redemption	$211	$1,207	$2,206	$4,719
Class Y	$110	$517	$950	$2,155
Class I	$13,544	$54,384	$98,005	$219,370
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.
Equity securities held by the Fund will primarily include common stock, preferred stock, depositary receipts, options on securities, and equity-equivalent securities, such as participatory notes (“P-notes”). Derivatives, such as futures, options on futures, and swaps, may also be held by the Fund incidental to its main investment strategy.
The Sub-Adviser considers emerging market countries to be those included in the Fund’s benchmark index, the MSCI Emerging Markets Index; countries determined by the World Bank to have a low to middle income economy; and other countries or markets with similar emerging market characteristics as determined by the Sub-Adviser. A company is considered to be located in an emerging market country if it has a class of securities whose principal securities market is in an emerging market country; is organized under the laws of, or has a principal office in, an emerging market country; derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in one or more emerging market countries; or maintains 50% or more of its assets in one or more emerging market countries.
The Fund may invest in companies of any market capitalization size but seeks to have market capitalization size characteristics similar to that of the MSCI Emerging Markets Index. As of December 31, 2015, the market capitalization of the MSCI Emerging Markets Index companies ranged from $18 million to $231.2 billion with a weighted average level of $45.2 billion. The Fund is expected to invest its assets among companies located in emerging markets throughout the world. The Fund may also invest in securities denominated in foreign currencies and may acquire foreign currency or enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

41 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

The Sub-Adviser seeks to identify companies located in emerging market countries that are trading at a discount to what the Sub-Adviser believes to be their intrinsic value but have the potential to increase their book value. To this end, the Sub-Adviser combines a top-down approach to country analysis with a bottom-up approach to fundamental company research. The country analysis includes an assessment of the risks and opportunities for each emerging market country through in-depth quantitative and qualitative analysis. In addition, the country research process produces a ranking of emerging markets countries based on expected returns with greater active weights allocated to higher-ranking countries. The fundamental company research also utilizes a number of qualitative and quantitative methods. Portfolio construction is determined by the Sub-Adviser based on its level of conviction in the country and company with input from proprietary risk models.
The Fund may sell a security when it no longer appears attractive to the Sub-Adviser or does not meet the Fund’s sustainability and corporate responsibility criteria.
Responsible Investing. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards that Calvert uses to determine whether a security qualifies as an investment for the Fund. The Fund seeks to invest in emerging market companies whose products, services or industrial and/or business practices contribute towards addressing one or more global sustainability challenges in local or international markets, including (i) development, poverty and health, (ii) environment and climate change, and (iii) rights and governance.
Investments are selected for financial soundness and evaluated according to these sustainability and corporate responsibility criteria, the application of which is in the economic interest of the Fund and its shareholders.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 42

P-Note Risk. To the extent the Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself. The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.
Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.
Responsible Investing Risk. Investing primarily in securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize such criteria when selecting investments. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

43 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

15%
10%
5%
0%
-5%
-10%
-15%
10.95%
-1.37%
-7.78%
2013
2014
2015

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/13	8.90%
Worst Quarter (of periods shown)	9/30/15	-15.90%
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 44

Average Annual Total Returns (as of 12/31/15) (with maximum sales charge deducted, if any)	1 Year	Since Inception (10/29/12)
Class A:
Return before taxes	-12.15%	0.28%
Return after taxes on distributions	-12.48%	-1.08%
Return after taxes on distributions and sale of Fund shares	-6.88%	-0.31%
Class C	-9.47%	0.89%
Class Y	-7.56%	2.12%
Class I	-7.39%	2.22%
MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes)	-14.60%	-4.13%
Lipper Emerging Markets Funds Avg. (reflects no deduction for taxes)	-14.08%	*
* The Fund is unable to show performance of the Lipper average since the Portfolio’s inception date. For comparison purposes to Lipper, performance for the Fund since 10/31/12 is 0.28% and the performance for the Lipper Emerging Markets Funds Average is -3.89%.
PORTFOLIO MANAGEMENT
Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”)
Investment Sub-Adviser. Hermes Investment Management Limited (“Hermes” or the “Sub-Adviser”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Gary Greenberg, CFA	Lead Portfolio Manager, Hermes Emerging Markets, Hermes	Since October 2012
Elena Tedesco, CFA	Co-Portfolio Manager, Hermes Emerging Markets, Hermes	Since October 2012
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of our request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class Y
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class I
$1,000,000
The initial investment minimum is waived for retirement plans that trade through omnibus accounts. The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

45 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.
Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-327-2109.
To Buy Shares
New Accounts (include application):
Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Subsequent Investments (include investment slip):
Calvert, P.O. Box 219739,
Kansas City, MO 64121-9739

By Registered, Certified or Overnight Mail:
Calvert, c/o BFDS,
330 West 9th Street,
Kansas City, MO 64105-1514

To Sell Shares
By Telephone Call 800-368-2745
By Mail Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 46

FUND SUMMARY

CALVERT CONSERVATIVE ALLOCATION FUND
Class (Ticker):	A (CCLAX)	C (CALCX)	Y (CALYX)	I (CFAIX)
INVESTMENT OBJECTIVE
The Fund seeks current income and capital appreciation, consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 37 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y	Class I
Management fees:[3]
Advisory fee	None	None	None	None
Administrative fee	0.12%	0.12%	0.12%	0.12%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.29%	0.29%	1.69%	0.90%
Acquired fund fees and expenses	0.61%	0.61%	0.61%	0.61%
Total annual fund operating expenses	1.27%	2.02%	2.42%	1.63%
Less fee waiver and/or expense reimbursement[4]	(0.220)%	(0.220)%	(1.620)%	(0.930)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.05%	1.80%	0.80%	0.70%
1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
2 The contingent deferred sales charge decreases over time.
3 Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
4 The investment adviser has agreed to contractually limit direct net annual fund operating expenses through January 31, 2018. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A, 1.19% for Class C, 0.19% for Class Y and 0.09% for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

47 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

•	the Fund’s operating expenses remain the same;

•	any Calvert expense limitation is in effect for the period indicated in the fee table above; and

•	the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$577	$838	$1,119	$1,918
Class C
Expenses assuming redemption	$283	$566	$975	$2,116
Expenses assuming no redemption	$183	$566	$975	$2,116
Class Y	$82	$461	$[__]	$[__]
Class I	$7,151	$34,245	$[__]	$[__]
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying Calvert fixed-income and equity funds that meet its investment criteria, including financial and environmental, social and governance (ESG) factors as described herein. The Fund may also invest in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

45% to 75% of Fund’s net assets
In funds that invest primarily in fixed-income
securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

15% to 45% of Fund’s net assets
In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund and Calvert Small Cap Fund)

0% to 20% of Fund’s net assets	In cash and short-term money market instruments.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 48

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.
For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds and the underlying equity funds noted above.
The Adviser may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.
The above asset allocation percentages are allocation targets. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.
Responsible Investing
Each underlying fund (other than Calvert Capital Accumulation Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund and Calvert Small Cap Fund). In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles, which include the Adviser’s proprietary assessment of critical environmental, social and governance (“ESG”) issues, are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance. Calvert Green Bond Fund also seeks to invest primarily in issuers focused on providing solutions to climate change and other environmental challenges and has “green” investment criteria to identify securities focused on environmental sustainability challenges.
Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Small Cap Fund. Each of these underlying funds seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Each of these underlying funds has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing.
Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products, services or industrial and/or business practices contribute towards addressing one or more global sustainability challenges in local or international markets, including (i) development, poverty and health, (ii) environment and climate change, and (iii) rights and governance. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Asset Allocation Risk. The Adviser’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

49 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.
High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.
Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.
Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
Responsible Investing Risk. Investing primarily in responsible investments or securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize these strategies. The application of responsible investment principles or responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause an underlying Fund to temporarily hold securities that do not comply with that Fund’s responsible investment principles or responsible investment criteria, as applicable. In evaluating a company, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG performance. Successful application of each underlying Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.
Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.
Stock Market Risk. The market prices of stocks held by the underlying funds may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.
Bond Market Risk. The market prices of bonds held by the underlying funds may fall.
Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 50

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of its securities market benchmark, its former securities market benchmark, a composite benchmark and a performance average of similar mutual funds. The Fund changed its securities market benchmark from the Barclays U.S. Credit Index to the Barclays U.S. Aggregate Bond Index because the Adviser believes that the Barclays U.S. Aggregate Bond Index is a better reflection of the Fund’s underlying portfolio construction. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
7.16%
5.89%
-16.17%
16.33%
8.56%
4.41%
10.61%
9.21%
6.18%
0.20%
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	9.08%
Worst Quarter (of periods shown)	12/31/08	-9.39%
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

51 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Average Annual Total Returns (as of 12/31/15) (with maximum sales charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	-4.56%	5.03%	4.38%
Return after taxes on distributions	-6.13%	3.62%	3.08%
Return after taxes on distributions and sale of Fund shares	-1.89%	3.64%	3.10%
Class C	-1.79%	4.98%	3.66%
Class Y	0.20%	6.06%	4.89%
Class I	0.20%	6.06%	4.89%
Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%
Conservative Allocation Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	-0.14%	5.93%	5.71%
Lipper Mixed-Asset Target Allocation Conservative Funds Avg. (reflects no deduction for taxes)	-1.82%	4.11%	4.01%
* The Fund also shows the Conservative Allocation Composite Benchmark because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns. The Conservative Allocation Composite Benchmark is an internally constructed benchmark comprised of a blend of 22% Russell 3000 Index, 7% MSCI EAFE Investable Market Index, 1% MSCI Emerging Markets Index, 60% Barclays U.S. Aggregate Index, and 10% Barclays U.S. 3 Month Treasury Bellwether. Prior to 3/3/15 the blend was comprised of: 22% Russell 3000 Index, 8% MSCI EAFE Investable Market Index, 60% Barclays U.S. Credit Index, and 10% Barclays U.S. 3 Month Treasury Bellwether. Prior to 11/1/2015 the fixed income component was the Barclays U.S. Credit Index.
PORTFOLIO MANAGEMENT
Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Daniel R. Strelow	Portfolio Manager	Since January 2017
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since November 2015
Justin Bourgette	Portfolio Manager	Since January 2017
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of our request in good order.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 52

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class Y
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class I
$1,000,000
The initial investment minimum is waived for retirement plans that trade through omnibus accounts. The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.
Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-327-2109.
To Buy Shares
New Accounts (include application):
Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Subsequent Investments (include investment slip):
Calvert, P.O. Box 219739,
Kansas City, MO 64121-9739

By Registered, Certified or Overnight Mail:
Calvert, c/o BFDS,
330 West 9th Street,
Kansas City, MO 64105-1514

To Sell Shares
By Telephone Call 800-368-2745
By Mail Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

53 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 54

FUND SUMMARY

CALVERT MODERATE ALLOCATION FUND
Class (Ticker):	A (CMAAX)	C (CMACX)	Y (CMLYX)	I (CLAIX)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 37 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y	Class I
Management fees:[3]
Advisory fee	None	None	None	None
Administrative fee	0.12%	0.12%	0.12%	0.12%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.27%	0.27%	1.67%	0.90%
Acquired fund fees and expenses	0.74%	0.74%	0.74%	0.74%
Total annual fund operating expenses	1.38%	2.13%	2.53%	1.76%
Less fee waiver and/or expense reimbursement[4]	(0.200)%	(0.200)%	(1.600)%	(0.930)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.18%	1.93%	0.93%	0.83%
1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
2 The contingent deferred sales charge decreases over time.
3 Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
4 The investment adviser has agreed to contractually limit direct net annual fund operating expenses through January 31, 2018. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A, 1.19% for Class C, 0.19% for Class Y and 0.09% for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

55 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same;

•	any Calvert expense limitation is in effect for the period indicated in the fee table above; and

•	the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$590	$872	$1,176	$2,037
Class C
Expenses assuming redemption	$296	$648	$1,126	$2,446
Expenses assuming no redemption	$196	$648	$1,126	$2,446
Class Y	$95	$498	$[__]	$[__]
Class I	$8,473	$38,307	$[__]	$[__]
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying Calvert fixed-income and equity funds that meet its investment criteria, including financial and environmental, social and governance (ESG) factors as described herein. The Fund may also invest in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

50% to 80% of Fund’s net assets
In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund*, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund and Calvert Small Cap Fund)

20% to 50% of Fund’s net assets
In funds that invest primarily in fixed-income
securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

0% to 20% of Fund’s net assets	In cash and short-term money market instruments.
* Formerly Calvert Social Index Fund

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 56

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.
For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds and the underlying equity funds noted above.
The Adviser may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.
The above asset allocation percentages are allocation targets. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.
Responsible Investing
Each underlying fund (other than Calvert Capital Accumulation Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund and Calvert Small Cap Fund). In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles, which include the Adviser’s proprietary assessment of critical environmental, social and governance (“ESG”) issues, are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance. Calvert Green Bond Fund also seeks to invest primarily in issuers focused on providing solutions to climate change and other environmental challenges and has “green” investment criteria to identify securities focused on environmental sustainability challenges.
Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Small Cap Fund. Each of these underlying funds seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Each of these underlying funds has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing.
Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products, services or industrial and/or business practices contribute towards addressing one or more global sustainability challenges in local or international markets, including (i) development, poverty and health, (ii) environment and climate change, and (iii) rights and governance. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Asset Allocation Risk. The Adviser’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

57 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.
High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.
Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.
Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
Responsible Investing Risk. Investing primarily in responsible investments or securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize these strategies. The application of responsible investment principles or responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause an underlying Fund to temporarily hold securities that do not comply with that Fund’s responsible investment principles or responsible investment criteria, as applicable. In evaluating a company, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG performance. Successful application of each underlying Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.
Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.
Stock Market Risk. The market prices of stocks held by the underlying funds may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.
Bond Market Risk. The market prices of bonds held by the underlying funds may fall.
Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 58

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a securities market benchmark, a composite benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

30%
20%
10%
0%
-10%
-20%
-30%
-40%
10.21%
5.50%
-29.05%
21.92%
10.22%
-0.28%
13.04%
18.37%
6.01%
-0.35%
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	13.24%
Worst Quarter (of periods shown)	12/31/08	-16.48%
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

59 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Average Annual Total Returns (as of 12/31/15) (with maximum sales charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	-5.07%	6.07%	4.06%
Return after taxes on distributions	-7.75%	4.84%	3.14%
Return after taxes on distributions and sale of Fund shares	-1.00%	4.67%	3.09%
Class C	-2.09%	6.32%	3.76%
Class Y	-0.35%	7.11%	4.56%
Class I	-0.35%	7.11%	4.56%
Russell 3000 Index(reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	7.35%
Moderate Allocation Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	0.12%	8.13%	6.47%
Lipper Mixed-Asset Target Allocation Growth Funds Avg. (reflects no deduction for taxes)	-1.65%	6.80%	5.10%
* The Fund also shows the Moderate Allocation Composite Benchmark because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns. The Moderate Allocation Composite Benchmark is an internally constructed benchmark comprised of a blend of 47% Russell 3000 Index, 15% MSCI EAFE Investable Market Index, 3% MSCI Emerging Markets Index, 30% Barclays U.S. Aggregate Index, and 5% Barclays U.S. 3 Month Treasury Bellwether. Prior to 3/3/15 the blend was comprised of: 47% Russell 3000 Index, 18% MSCI EAFE Investable Market Index, 30% Barclays U.S. Credit Index, and 5% Barclays U.S. 3 Month Treasury Bellwether. Prior to 11/1/2015 the fixed income component was the Barclays U.S. Credit Index.
PORTFOLIO MANAGEMENT
Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Daniel R. Strelow	Portfolio Manager	Since January 2017
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since November 2015
Justin Bourgette	Portfolio Manager	Since January 2017
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of our request in good order.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 60

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class Y
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class I
$1,000,000
The initial investment minimum is waived for retirement plans that trade through omnibus accounts. The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.
Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-327-2109.
To Buy Shares
New Accounts (include application):
Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Subsequent Investments (include investment slip):
Calvert, P.O. Box 219739,
Kansas City, MO 64121-9739

By Registered, Certified or Overnight Mail:
Calvert, c/o BFDS,
330 West 9th Street,
Kansas City, MO 64105-1514

To Sell Shares
By Telephone Call 800-368-2745
By Mail Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

61 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 62

FUND SUMMARY

CALVERT AGGRESSIVE ALLOCATION FUND
Class (Ticker):	A (CAAAX)	C (CAACX)	Y (CAIYX)	I (CAGIX)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 37 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y	Class I
Management fees:[3]
Advisory fee	None	None	None	None
Administrative fee	0.12%	0.12%	0.12%	0.12%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.37%	0.40%	1.77%	0.99%
Acquired fund fees and expenses	0.83%	0.83%	0.83%	0.83%
Total annual fund operating expenses	1.57%	2.35%	2.72%	1.94%
Less fee waiver and/or expense reimbursement[4]	(0.310)%	(0.340)%	(1.710)%	(1.030)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.26%	2.01%	1.01%	0.91%
1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
2 The contingent deferred sales charge decreases over time.
3 Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
4 The investment adviser has agreed to contractually limit direct net annual fund operating expenses through January 31, 2018. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.43% for Class A, 1.18% for Class C, 0.18% for Class Y and 0.08 for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

63 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

•	the Fund’s operating expenses remain the same;

•	any Calvert expense limitation is in effect for the period indicated in the fee table above; and

•	the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$597	$918	$1,262	$2,229
Class C
Expenses assuming redemption	$304	$701	$1,225	$2,660
Expenses assuming no redemption	$204	$701	$1,225	$2,660
Class Y	$103	$537	$[__]	$[__]
Class I	$9,286	$42,058	$[__]	$[__]
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying Calvert fixed-income and equity funds that meet its investment criteria, including financial and environmental, social and governance (ESG) factors as described herein. The Fund may also invest in cash and short-term money market instruments. The Fund invests in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy will incorporate both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

70% to 100% of Fund’s net assets
In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund and Calvert Small Cap Fund)

0% to 30% of Fund’s net assets
In funds that invest primarily in fixed-income
securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

0% to 10% of Fund’s net assets	In cash and short-term money market instruments
Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 64

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds and the underlying equity funds noted above.
The Adviser may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.
The above asset allocation percentages are allocation targets. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.
Responsible Investing
Each underlying fund (other than Calvert Capital Accumulation Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund and Calvert Small Cap Fund). In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles, which include the Adviser’s proprietary assessment of critical environmental, social and governance (“ESG”) issues, are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance. Calvert Green Bond Fund also seeks to invest primarily in issuers focused on providing solutions to climate change and other environmental challenges and has “green” investment criteria to identify securities focused on environmental sustainability challenges.
Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Small Cap Fund. Each of these underlying funds seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Each of these underlying funds has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing.
Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products, services or industrial and/or business practices contribute towards addressing one or more global sustainability challenges in local or international markets, including (i) development, poverty and health, (ii) environment and climate change, and (iii) rights and governance. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Asset Allocation Risk. The Adviser’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.
Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.
High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest

65 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y

or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.
Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.
Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
Responsible Investing Risk. Investing primarily in responsible investments or securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize these strategies. The application of responsible investment principles or responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause an underlying Fund to temporarily hold securities that do not comply with that Fund’s responsible investment principles or responsible investment criteria, as applicable. In evaluating a company, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG performance. Successful application of each underlying Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.
Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.
Stock Market Risk. The market prices of stocks held by the underlying funds may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.
Bond Market Risk. The market prices of bonds held by the underlying funds may fall.
Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 66

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a securities market benchmark, a composite benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
-50%
13.06%
5.22%
-37.32%
26.18%
12.07%
-3.81%
15.25%
27.20%
5.83%
-0.19%
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	16.87%
Worst Quarter (of periods shown)	12/31/08	-21.79%
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

67 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y

Average Annual Total Returns (as of 12/31/16) (with maximum sales charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	-4.92%	7.24%	4.11%
Return after taxes on distributions	-8.09%	6.00%	3.32%
Return after taxes on distributions and sale of Fund shares	-0.52%	5.68%	3.24%
Class C	-2.28%	7.02%	3.31%
Class Y	-0.19%	8.29%	4.62%
Class I	-0.19%	8.29%	4.62%
Russell 3000 Index(reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	7.35%
Aggressive Allocation Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	0.06%	9.50%	6.72%
Lipper Mixed-Asset Target Allocation Growth Funds Avg. (reflects no deduction for taxes)	-1.82%	7.22%	4.60%
* The Fund also shows the Aggressive Allocation Composite Benchmark because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns. The Aggressive Allocation Composite Benchmark is an internally constructed benchmark comprised of a blend of 64% Russell 3000 Index, 21% MSCI EAFE Investable Market Index, 5% MSCI Emerging Markets Index and 10% Barclays U.S. Aggregate Index. Prior to 3/3/15 the blend was comprised of: 64% Russell 3000 Index, 26% MSCI EAFE Investable Market† Index, and 10% Barclays U.S. Credit Index. Prior to 11/1/2015 the fixed income component was the Barclays U.S. Credit Index.
PORTFOLIO MANAGEMENT
Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Daniel R. Strelow	Portfolio Manager	Since January 2017
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since November 2015
Justin Bourgette	Portfolio Manager	Since January 2017
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of our request in good order.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 68

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class Y
Regular accounts $2000
IRA Accounts $1000
Except: $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
$250 $250
Class I
$1,000,000
The initial investment minimum is waived for retirement plans that trade through omnibus accounts. The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.
Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-327-2109.
To Buy Shares
New Accounts (include application):
Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Subsequent Investments (include investment slip):
Calvert, P.O. Box 219739,
Kansas City, MO 64121-9739

By Registered, Certified or Overnight Mail:
Calvert, c/o BFDS,
330 West 9th Street,
Kansas City, MO 64105-1514

To Sell Shares
By Telephone Call 800-368-2745
By Mail Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

69 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y

TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.
MORE INFORMATION ON INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS
Investment Objective
The investment objective of each Fund may be changed by the Fund’s Board of Directors/Trustees without shareholder approval.
Further Description of Investment Strategies and Techniques
A concise description of each Fund’s principal investment strategies and principal risks is provided under the respective Fund Summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Investment Policies and Risks” in the respective Fund’s SAI. The “Glossary of Certain Investment Risks” provides more detailed information about the risks that are referred to in this section.
For certain investment strategies listed, the table below shows a Fund’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund’s Annual or Semi-Annual Reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)
Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund are not included in this table because each Asset Allocation Fund shares the principal strategies and risks of the underlying Calvert fixed-income and equity funds in which the Asset Allocation Fund invests. The strategies and risks of the underlying funds are discused in this section and are also described in the Fund Summary for the underlying Calvert equity funds that are included in this Prospectus or set forth below under “Description of Underlying Funds” (with respect to the underlying Calvert fixed-income funds and the underlying equity funds that are not included in this Prospectus). See also “Fund of Funds Structure” below in this section. Additional information on the strategies and risks of an underlying fund is available in the respective underlying fund’s SAI. Incidental to its main investment strategy, each Asset Allocation Fund may also invest in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. Futures, options, swaps, and exchange-traded funds are discussed under the sub-sections titled “Description of Investment Strategies and Associated Risks” and “Explanation of Investment Strategies Used by Certain Funds.”
Each Asset Allocation Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s fundamental investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund therefore may hold cash and invest in cash equivalents. During these periods, the Fund may not be able to achieve its investment objective.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 70

	Calvert Balanced Portfolio	Calvert Equity Portfolio	Calvert Capital Accumulation Fund	Calvert International Equity Fund	Calvert International Opportunities Fund	Calvert Small Cap Fund	Calvert Emerging Markets Equity Fund
Investment Techniques
Active Trading Strategy/Turnover	µ	❑	❑	❑	❑	❑	❑
Temporary Defensive Positions	❑	❑	❑	❑	❑	❑	❑
Exchange-Traded Funds	❑	❑	❑	❑	❑	❑	❑
Hedging Strategies	µ	NA	NA	NA	NA	NA	NA
Securities Lending	❑	❑	❑	❑	❑	❑	❑
Repurchase Agreements	❑	❑	❑	❑	❑	❑	❑
Conventional Securities
Stocks in General	µ	µ	µ	µ	µ	µ	µ
Foreign Securities	25N	25N	25N	µ	µ	25N	µ
Investment Grade Bonds	µ	❑	❑	❑	❑	❑	❑
Below-Investment Grade, High-Yield Bonds	15N1	15N1	10N1	5N1	❑	❑	❑
Unrated Debt Securities	µ	❑	❑	❑	❑	❑	❑
Illiquid Securities	15N	15N	15N	15N	15N	15N	15N
Asset-Backed Securities	µ	❑	❑	❑	❑	❑	❑
Mortgage-Backed Securities	µ	❑	❑	❑	❑	❑	❑
Leveraged Derivative Instruments
Currency Contracts	❑	❑	5T	5T	5T	❑	5T
Options on Securities and Indices	5T2	5T2	5T2	5T2	5T2	5T2	5T2
Futures Contracts	5N3	5N3	5N3	5N3	5N3	5N3	5N3
1 Excludes any High Social Impact Investments.
2 Based on net premium payments.
3 Based on initial margin required to establish position.
Key to Table

µ	Portfolio currently uses as a principal investment strategy

❑	Permitted, but not a principal investment strategy

xN	Allowed up to x% of Portfolio’s net assets

xT	Allowed up to x% of Portfolio’s total assets

NA	Not applicable to this Fund

71 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Description of Investment Strategies and Associated Risks
The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees, and lower returns. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.
Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.
Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund’s cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity. Calvert Balanced Portfolio may also invest in ETFs to gain broad market or sector exposure or when the Adviser believes share prices of ETFs offer attractive value.
Risks: Correlation and Market

Securities Lending.  The Fund may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Risks: Credit and Market

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration and interest rate risk.
Risks: Correlation and Opportunity

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.
Risks: Credit and Market

Conventional Securities and Associated Risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.
Risks: Market

Foreign Securities. Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated. Such investments are generally denominated in foreign currency.
Risks: Market, Currency, Transaction, Liquidity, Information and Political

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 72

Investment Grade Bonds. Bonds rated BBB-/Baa3 or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”) or Moody’s Investors Service (“Moody’s”), or assigned an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), including Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Adviser or Sub-Adviser.
Risks: Interest Rate, Duration, Market and Credit

Below-Investment Grade, High-Yield Bonds. Bonds rated below BBB-/Baa3 by S&P or Moody’s, or assigned an equivalent rating by an NRSRO, or unrated bonds determined by the Fund’s Adviser or Sub-Adviser to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.
Risks: Credit, Market, Interest Rate, Duration, Liquidity and Information

Unrated Debt Securities. Bonds that have not been rated by an NRSRO; the Adviser and/or Sub-Adviser has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Duration, Liquidity and Information

Illiquid Securities. Securities that cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Asset-Backed Securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.
Risks: Credit, Interest Rate and Liquidity

Mortgage-Backed Securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Currency Contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Leveraged Derivative Instruments and Associated Risks

Options on Securities and Indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time.  A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Fund will write call options only if it already owns the security (if it is “covered”).
Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit, Opportunity and Regulatory

Futures Contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Opportunity and Regulatory

73 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Explanation of Strategies Used by Certain Funds

All Funds
Repurchase Agreements. Repurchase agreements are arrangements under which a Fund buys a security, and the seller simultaneously agrees to repurchase that security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts. To the extent a Fund uses futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Adviser, the Sub-Adviser, or the Fund anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Adviser or Sub-Adviser fail to use futures in accordance with Rule 4.5, then the Adviser and/or the Sub-Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.
Derivatives. The term “derivatives” covers a broad range of financial instruments, including swap agreements, options, warrants, futures contracts, and currency forwards, whose values are derived, at least in part, from the value of one or more indicators, such as a security, asset, index or reference rate. Derivatives may be used to manage exposure to securities prices and foreign currencies; as an efficient means of increasing or decreasing the Fund’s exposure to certain markets; to protect the value of portfolio securities; and to serve as a cash management tool.
Securities Lending. The Fund may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral. All incremental income generated from such activities will be accrued to the Fund. Unless market practice otherwise permits, the collateral for any such permissible securities lending activities will include cash or cash-equivalent collateral of at least (i) 100% for U.S. government securities (including securities issued by U.S. agencies and instrumentalities), sovereign debt issued by non-U.S. governments, and non-U.S. corporate debt securities, (ii) 102% for U.S. equity securities and U.S. corporate debt securities, and (iii) 105% for non-U.S. equity securities, which, in each case, are marked to market on a daily basis. There is a risk that the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 74

Acquired Fund Fees and Expenses (all Funds other than the Calvert Conservative, Moderate and Aggressive Asset Allocation Funds). A Fund’s investments in mutual funds, hedge funds, private equity funds and other investment companies may result in acquired fund fees and expenses in the Fund’s expense table which reflect the estimated amount of fees and expenses incurred indirectly by the Fund. These fees include underlying management fees and expenses, including any incentive allocations (typically 20%), of private limited partnerships and limited liability companies (together, “Partnerships”) that a Fund has acquired through its Special Equities investment program, and any exchange-traded funds acquired by the Fund. This amount is based on historic fees and expenses, and Partnership performance if applicable, and may vary substantially from year to year.

Calvert Balanced Portfolio
Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency.
CMO and ABS. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

75 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Calvert International Equity Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund
ADRs and GDRs. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Fund may invest in either sponsored or unsponsored ADRs.  GDRs are certificates issued by an international bank that are generally traded in, and denominated in the currency of, countries other than the home country of the issuer of the underlying shares. Companies, including those from emerging markets, typically use GDRs to make their shares available to investors in two or more foreign countries.
Emerging Market Securities. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issued that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.
Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. The Fund may also enter into foreign currency transactions to facilitate settlement transactions or to hedge exposure to underlying currencies. To manage currency exposure, the Fund may enter into forward currency contracts to “lock in” the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract.

Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund
Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, Calvert Aggressive Allocation Fund and Calvert Emerging Markets Equity Fund
Swaps. A swap is an agreement between two parties to exchange payments based on a reference asset. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” – i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 76

Fund of Funds Structure
(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)
Each Asset Allocation Fund is structured as a “fund of funds.” Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds, which are listed in the Fund Summary for the respective Asset Allocation Fund. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees. Each Asset Allocation Fund offers the convenience of a professionally managed, diversified portfolio of Calvert mutual funds in a single investment. Because each Asset Allocation Fund invests in a variety of underlying funds, the Asset Allocation Fund could benefit from diversification, through which an Asset Allocation Fund investor could reduce overall risk by distributing assets among a number of investments. The diversification provided by asset allocation may reduce volatility over the long term.
Because the assets of the Asset Allocation Funds are invested in other underlying Calvert funds, the investment performance and risks of the Asset Allocation Funds are directly related to the investment performance and risks of the underlying Calvert funds. Also, each Asset Allocation Fund indirectly pays a proportionate share of the operating expenses of the underlying Calvert funds in which the Asset Allocation Fund invests, including management fees, which are paid to Calvert, in addition to the direct expenses of investing in the Asset Allocation Fund. An investor in an Asset Allocation Fund thus will pay higher expenses than if the underlying Calvert fund shares were held directly. An investor in an Asset Allocation Fund also may receive taxable capital gains distributions to a greater extent than if the underlying funds were held directly.
Please refer to the Fund Summaries in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying equity funds other than Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund. Please turn to “Description of Underlying Funds” in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying fixed-income funds and the Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund. Additional investment practices of the underlying funds are described in (i) the applicable fund’s SAI, (ii) the Calvert Income Funds Prospectus dated February 1, 2017 for the underlying fixed-income funds, (iii) the Calvert Responsible Index Funds Prospectus dated February 1, 2017 for the underlying Responsible Index Funds, and (iv) the current Calvert Equity Funds Prospectus dated as of February 1, 2017.
PORTFOLIO HOLDINGS
Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.
A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Fund’s SAI.
ABOUT RESPONSIBLE INVESTING
Calvert Principles for Responsible Investment
(Calvert Balanced Portfolio, Calvert Equity Portfolio and Calvert International Equity Fund)
We believe that most corporations deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors. As a responsible investor, Calvert seeks to invest in companies that provide positive leadership in the areas of their business operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.
Calvert seeks to invest in companies that balance the needs of financial and non-financial stakeholders and demonstrate a commitment to the global commons as well as to the rights of individuals and communities.

77 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y

Calvert’s passive indices seek to include companies based on the following Principles. Calvert’s active investment strategies give priority to the Principles and seek superior risk adjusted financial returns relative to market benchmarks.
Our stewardship on behalf of our clients extends to active engagement with companies held in our portfolios consistent with our proxy voting guidelines.
Advance Environmental Sustainability and Resource Efficiency

•	Reduce the negative impact of business operations on the environment

•	Manage water scarcity and ensure efficient and equitable access to clean sources

•	Mitigate impact on all types of natural capital

•	Diminish climate-related risks and reduce their carbon emissions

•	Drive sustainability innovation and resource efficiency through business operations and products and services
Contribute to Equitable Societies and Respect Human Rights

•	Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

•	Respect human rights, respect culture and tradition in local communities and economies and respect Indigenous Peoples’ Rights

•	Promote diversity and gender equity across workplaces, marketplaces and communities

•	Demonstrate a commitment to employees by ensuring development, communication, appropriate economic opportunity and decent workplace standards

•	Save lives by guaranteeing product safety while promoting public health
Accountable Governance and Build Transparency

•	Provide responsible stewardship of capital in shareholders’ best interests

•	Exhibit accountable governance and develop effective boards that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

•	Integrate environmental and social risks, impacts and performance in material financial disclosures in order to inform shareholders, benefit stakeholders and contribute to company strategy

•	Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

•	Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust
Calvert’s commitment to these Principles signifies continuing focus on companies with superior corporate responsibility and sustainability. The application of the Principles generally precludes investments in companies that:

•
Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.

•	Are the subjects of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•
Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

•	Manufacture or sell firearms and/or ammunition.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y 78

•
Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•
Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Investment Selection Process
In seeking to achieve the Fund’s investment objective, investments are selected for financial soundness and evaluated under the Calvert Principles for Responsible Investment (the “Calvert Principles”). A company is eligible for investment if the Adviser determines that it operates its business in a manner that is consistent with the Calvert Principles, the application of which is in the economic interest of the Fund and its shareholders.
An investment in a security may be made prior to the availability of the Adviser’s responsible investment decision with respect to the related company if, in the opinion of the Fund’s portfolio manager(s), the timing of the purchase is appropriate given market conditions. Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) the absence of exchange-traded markets for fixed-income securities, which can cause fixed-income securities to have limited windows of availability. Following any such investment in a security, the Adviser will evaluate the related company to determine if it operates its business in a manner that is consistent with the Calvert Principles. If the Adviser determines that the company does not operate its business in a manner that is consistent with the Calvert Principles, the security will be sold per Calvert’s procedures at a time that is in the best interests of the Fund’s shareholders.
Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. Calvert Balanced Portfolio may also invest in ETFs to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash, or when the Adviser believes share prices of ETFs offer attractive value. The ETFs in which the Fund may invest will not be subject to any responsible investment analysis and will not be required to be consistent with the principles otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not operate their businesses in a manner that is consistent with the Calvert Principles.
An investment held by the Fund does not constitute the Fund’s endorsement or validation of the related company, nor does the absence of a particular investment from the Fund’s portfolio necessarily indicate that the related company does not operate its business in a manner that is consistent with the Calvert Principles.
Calvert Signature Strategies®
(Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Small Cap Fund)
Investment Selection Process
The Board of Directors of each Fund has approved the adoption of the Calvert Principles for Responsible Investment, but the Calvert Principles have not yet been implemented for these Funds. Each Fund is currently in a transition period during which the Adviser will primarily utilize the Fund’s sustainable and socially responsible investment criteria described below to determine if a particular company is eligible for investment. However, if the Adviser has made, or in the future makes, an eligibility decision with respect to that same company pursuant to the Calvert Principles, that decision will supersede any prior decision under the Fund’s sustainable and socially responsible investment criteria. For more information regarding the Calvert Principles, see “About Responsible Investing – Calvert Principles for Responsible Investment”. The remainder of this section describes how the Adviser determines whether a company is eligible for investment when applying the Fund’s sustainable and socially responsible investment criteria.
In seeking to achieve a Fund’s investment objective, investments are selected for financial soundness and evaluated according to that Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and

79 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.
An investment in a security may be made prior to the availability of the Adviser’s sustainable and socially responsible investment decision with respect to the related company if, in the opinion of the Fund’s portfolio manager(s), the timing of the purchase is appropriate given market conditions.   Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) the absence of exchange-traded markets for fixed-income securities, which can cause fixed-income securities to have limited windows of availability.  Following any such investment in a security, the Adviser will evaluate the related company to determine if it meets the Fund’s sustainable and socially responsible investment criteria. If the Adviser determines that the company does not meet those standards, the security will be sold per Calvert’s procedures at a time that is in the best interests of the Fund’s shareholders.
Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.
Although each Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Sub-Advisers of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund’s investment objective and meet its sustainable and socially responsible investment criteria.
Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. The ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet the criteria that are otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet these criteria, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s benchmark while enabling it to accommodate its need for periodic liquidity.
An investment held by a Fund does not constitute that Fund’s endorsement or validation of the related company, nor does the absence of a particular investment from a Fund’s portfolio necessarily indicate that the related company does not meet the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.
Sustainable and Socially Responsible Investment Criteria
Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.
Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Sub-Advisers, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees/Directors without shareholder approval.
Calvert Capital Accumulation Fund and Calvert Small Cap Fund
The Funds seek to invest in companies that:

•
Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y 80

•
Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

•	Observe appropriate international human rights standards in operations in all countries.

•	Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

•
Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

•
Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•
Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Are significantly involved in the manufacture of alcoholic beverages.

•	Have direct involvement in gambling operations.

•
Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Manufacture or sell firearms and/or ammunition.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•
Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Calvert International Opportunities Fund
Calvert International Opportunities Fund seeks to invest in companies that:

•
Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services. Calvert will also consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, Calvert will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert’s rigorous standards of performance regarding the safety and security of their nuclear power operations.

81 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y

•
Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

•	Observe appropriate international human rights standards in operations in all countries.

•	Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

•
Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

Calvert International Opportunities Fund seeks to avoid investing in companies that:

•	Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate new nuclear power plants.

•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•
Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Derive more than 10% of revenues from the production of tobacco or alcohol products.

•
Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Manufacture or sell firearms and/or ammunition.

•
Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Investment Selection Process
(Calvert Emerging Markets Equity Fund)
The Board of Directors of each Fund has approved the adoption of the Calvert Principles for Responsible Investment, but the Calvert Principles have not yet been implemented for these Funds. The Adviser will primarily utilize the Fund’s sustainable and socially responsible investment criteria described below to determine if a particular company is eligible for investment unless the Adviser notifies shareholders otherwise.
In seeking to achieve the Fund’s investment objective, investments are selected for financial soundness and evaluated according to the Fund’s sustainable and socially responsible investment criteria. To the greatest extent possible, the Fund seeks to invest in companies that exhibit positive performance with respect to one or more of the sustainable and socially responsible investment criteria. Investments for the Fund must be consistent with the Fund’s current financial, sustainable and socially responsible investment criteria, the application of which is in the economic interest of the Fund and its shareholders. Calvert and the Sub-Advisers of the Funds

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 82

believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund’s investment objective and meet its sustainable and socially responsible investment criteria.
An investment in a security may be made prior to the availability of the Adviser’s sustainable and socially responsible investment decision with respect to the related company if, in the opinion of the Fund’s portfolio manager(s), the timing of the purchase is appropriate given market conditions.   Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) the absence of exchange-traded markets for fixed-income securities, which can cause fixed-income securities to have limited windows of availability.  Following any such investment in a security, the Adviser will evaluate the related company to determine if it meets the Fund’s sustainable and socially responsible investment criteria. If the Adviser determines that the company does not meet those standards, the security will be sold per Calvert’s procedures at a time that is in the best interests of the Fund’s shareholders.
Investment decisions on whether a company meets the Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.
Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. The ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet the criteria that are otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet these criteria, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s benchmark while enabling it to accommodate its need for periodic liquidity.
An investment held by a Fund does not constitute that Fund’s endorsement or validation of the related company, nor does the absence of a particular investment from a Fund’s portfolio necessarily indicate that the related company does not meet the Fund’s sustainable and socially responsible investment criteria.
Sustainable and Socially Responsible Investment Criteria
Calvert Emerging Markets Equity Fund
The Fund believes that the long-term performance of companies operating in long established and/or emerging markets alike depends on progress towards sustainable development. The Fund seeks to invest in companies whose products/services and/or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets.
Actions by companies to address such global sustainability challenges include the following themes:
Development, Poverty and Health

•	Promoting economic development, income generation and poverty reduction

•	Improving quality of life in poor households and communities

•	Supporting agricultural innovation and food security

•	Providing access to safe medicines and low-cost health care

•	Expanding digital access and mobile communications for underserved communities and populations
Environment and Climate Change

•	Mitigating and adapting to climate change and other environmental challenges

•	Enhancing access to clean water and sanitation infrastructure
Rights and Governance

•	Respecting human rights, labor rights, and Indigenous Peoples’ rights in local communities/workplaces

•	Fostering gender equity and diversity in workplaces and local communities

•	Overcoming corruption through transparency and improved governance

83 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

In addition to evaluating companies according to these criteria, investments are also evaluated according to the Fund’s threshold responsibility standards with respect to tobacco, weapons and human rights. The Fund has the following threshold responsibility standards which are applied in determining whether a security qualifies as an investment for the Fund:

•	The Fund will seek to avoid investing in companies that manufacture tobacco products.

•	The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law.

•	The Fund will critically evaluate companies that significantly support governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.
In addition to these threshold responsibility standards, investments will be evaluated and may be excluded for extraordinary events and controversial issues that may adversely affect a company’s reputation, operations and/or “social license” to operate.
As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Sub-Adviser. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.
Shareholder Advocacy and Corporate Responsibility
As each Fund’s Adviser, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:
Dialogue with companies
Calvert may initiate dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert may continue its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.
Proxy voting
As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.
Shareholder resolutions
Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.
Calvert Asset Allocation Funds
(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)
Investment Selection Process; Sustainable and Socially Responsible Investment Criteria
Each Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income and equity funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. Investments for each underlying fund are selected for financial soundness and evaluated according to the Fund’s sustainable and socially responsible investment criteria or responsible investment principles, as applicable.
In addition, each Fund may invest in cash and short-term money market instruments and, to a limited extent, in ETFs in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash. The cash, short-term money market instruments, and ETFs in which a Fund may invest will not be subject to the sustainable and socially responsible investment criteria or responsible investment principles that are applicable to the underlying funds. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 84

directly as a result of the application of the underlying funds’ sustainable and socially responsible investment criteria or responsible investment principles, as applicable. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria or the responsible investment principles of the underlying funds, but rather to help the Fund meet its investment objective by obtaining market exposure to its target asset allocation.
Each Fund’s investment criteria include the sustainable and socially responsible investment criteria or the responsible investing principles of the underlying Calvert Funds in which the Fund invests.
Special Investment Programs
As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, certain Funds may invest a small percentage of their respective assets through special investment programs that are non-principal investment strategies pioneered by Calvert – High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.
Calvert International Equity Fund and Calvert International Opportunities Fund have limits on investments in U.S. companies of 5% and 10% of net assets, respectively; these percentages exclude High Social Impact Investments and Special Equities investments.
High Social Impact Investments
(All Funds except Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund)
High Social Impact Investments is a program that targets a percentage of a Fund’s net assets (up to 3% for each of Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund, and up to 1% for each of the other Funds listed above). High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Funds’ sustainable and socially responsible investment criteria.
These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Funds believe that these investments have a significant sustainability and social responsibility return through their impact in our local communities.
Each Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Adviser, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. Each Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).
Pursuant to an exemptive order issued by the SEC, the Funds may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.
The Funds may also invest in high social impact issuers through social enterprises in conjunction with the Special Equities investment program (see “Special Equities” below).

85 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y

Special Equities
(All Funds except Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)
Each Fund may invest in the Special Equities investment program, which allows the Fund to promote especially promising approaches to sustainable and socially responsible investment goals through privately placed investments. Special Equities investments are limited to 3% of each Fund’s net assets
Special Equities investments are generally venture capital, privately-placed investments in small, untried enterprises. These include pre-IPO companies and private funds, including limited partnerships. Most Special Equities investments are expected to have a projected market-rate risk-adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk and are all subject to liquidity, information and transaction risk. Special Equities foreign investments are also subject to foreign securities risk, while Special Equities debt securities, which are generally below-investment grade, are also subject to credit risk. The risks associated with a Special Equities investment may cause the value of the investment to decline below its cost and, in some instances, to lose its value entirely.
Pursuant to approval by each Fund’s Board of Trustees/Directors, each Fund has retained Daryn Dodson and Jeremy Sookhoo as consultants to provide investment research for the Special Equities Program.
Manager Discovery Program
As part of the ongoing commitment of Calvert to promote equal opportunity, Calvert has introduced the Manager Discovery Program. The program allocates up to 5% of a Fund’s net assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of a Fund. The Manager Discovery Program seeks to bring a dynamic new perspective to a Fund, while maintaining Calvert’s long-standing commitment to seeking financial performance and societal impact. No firm currently participates in the program.
MANAGEMENT OF FUND INVESTMENTS
About Calvert
Calvert Research and Management (CRM or the Adviser), is a business trust organized under the laws of the Commonwealth of Massachusetts and is an indirect subsidiary of Eaton Vance Management (“Eaton Vance”).  Eaton Vance, Inc. (“EV”) serves as trustee of CRM.  EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company.  EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  CRM serves as investment adviser and administrator to each Fund, Eaton Vance provides sub-transfer agency support services to the Funds, and EVMI and Atlanta Capital, both subsidiaries of EVC, provide investment sub-advisory services to certain Funds as described herein.  Eaton Vance Distributors, Inc. (“EVD”) is the principal underwriter of the Funds. EVD is a direct, wholly-owned subsidiary of EVC. The business address of EVC, EV, Eaton Vance and EVD is Two International Place, Boston, Massachusetts 02110.  The business address of CRM is 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814.  The address of EVMI is 125 Old Broad Street, London EC2N 1AR, United Kingdom.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y 86

More Information About the Adviser, Sub-Advisers and Portfolio Managers
Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Adviser and respective Sub-Adviser (if any) of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The respective Fund’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Fund.
Calvert Balanced Portfolio
Calvert Research and Management
See “About Calvert” above.
Portfolio Management Team. The portfolio managers of the Fund are Charles B. Gaffney (since January 1, 2017), Christopher Madden, Jade Huang, Vishal Khanduja and Brian Ellis (all since November 2015). Mr. Gaffney is a Vice President of CRM and Eaton Vance and has been an employee of the Eaton Vance organization since 2003. He currently manages Eaton Vance funds and portfolios. Mr. Madden and Ms. Huang manage other CRM funds, are Vice Presidents of CRM and have served as equity analysts and portfolio managers at CRM or its predecessor for more than five years. Mr. Khanduja manages other CRM funds, is a Vice President of CRM and has been a member of the Taxable Fixed Income Team at CRM or its predecessor since July 2012. Prior to joining CRM, he was a Portfolio Manager – Global Rates and Currency Team at Columbia Management from 2009- 2012. Mr. Ellis manages other CRM funds, is a Vice President of CRM and has been a member of the Taxable Fixed Income Team since May 2012 and prior thereto a Business Analyst at CRM or its predecessor for more than five years.
Calvert Equity Portfolio
Atlanta Capital Management Company, LLC (Atlanta Capital), 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, has managed the assets of the Fund since September 1998. Atlanta Capital had over $16.1 billion in assets under management as of December 31, 2015.
Portfolio Management Team. The portfolio managers of the Fund are Joseph B. Hudepohl, Lance V. Garrison, Jeffrey A. Miller and Robert R. Walton (all since June 2015). Mr. Hudepohl has been Managing Director and Portfolio Manager at Atlanta Capital since June 2015. Prior to joining Atlanta Capital he was Managing Director and Portfolio Manager, Logan Circle Partners, L.P., a division of Fortress Investment Group LLC from June 2013 – May 2015 and held various positions including Managing Director and Portfolio Manager at Goldman Sachs Asset Management from 2013 – 1997. Messrs. Garrison and Walton have been Vice Presidents and Portfolio Managers at Atlanta Capital for more than five years. Mr. Miller has been a Portfolio Manager since June 2105 and a Vice President of Atlanta Capital since August 2014. Prior to joining Atlanta Capital he was a Portfolio Manager and Analyst at Crawford Investment Counsel from April 2011 – July 2014 and a Global Technology Analyst at Institutional Capital Corporation from 2011 – 1999.
Calvert Capital Accumulation Fund
Calvert Research and Management
See “About Calvert” above.
Portfolio Management Team. The portfolio managers of the Fund are Charles B. Gaffney (since January 1, 2017), Christopher Madden and Jade Huang (since June 2016). Additional information about Messrs. Gaffney, Madden and Ms. Huang appears above.

87 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y

Calvert International Equity Fund
Eaton Vance Management (International) Limited (EVMI), 125 Old Broad Street, London, EC2N 1AR has managed the assets of the Fund since January 1, 2017. EVMI had approximately $8 billion in assets under management as of September 30, 2016.
Portfolio Management Team. The portfolio managers of the Fund are Christopher Dyer (since January 1, 2017), Ian Kirwan (since January 1, 2017), Christopher Madden and Jade Huang (each since June 2016). Additional information about Mr. Madden and Ms. Huang appears above. Mr. Dyer manages other Eaton Vance portfolios, is a Vice President of CRM and Director of Global Equity for the Eaton Vance organization. Prior to joining EVMI in June 2015, Mr. Dyer was Head of European Equity at Goldman Sachs Asset Management in London, where he also served in various portfolio management roles during his fourteen-year tenure (2001-2015). Mr. Kirwan joined EVMI as a Vice President in October 2015 and is also a Vice President of CRM. Prior to joining EVMI, Mr. Kirwan served as an analyst and/or portfolio manager at Qatar Investment Authority, Lazard Asset Management, Alliance Bernstein, and Schroder Investment Management.
Calvert International Opportunities Fund
Eaton Vance Management (International) Limited
See above.
Portfolio Management Team. The portfolio managers of the Fund are Aiden Farrell (since January 1, 2017), Christopher Madden and Jade Huang (each since June 2016). Additional information about Mr. Madden and Ms. Huang appears above. Mr. Farrell joined EVMI as a Vice President and portfolio manager in July 2015 and is a Vice President of CRM. Prior to joining EVMI, Mr. Farrell was Managing Director at Goldman Sachs Asset Management where he also served as a portfolio manager (2008-2015). Mr. Farrell also manages Eaton Vance funds.
Calvert Small Cap Fund
Calvert Research and Management
See “About Calvert” above.
Portfolio Management Team. The portfolio managers of the Fund are Michael D. McLean (since January 1, 2017), J. Griffith Noble (since January 1, 2017), Christopher Madden and Jade Huang (each since November 2015). Additional information about Mr. Madden and Ms. Huang appears above. Mr. McLean is a Vice President of CRM and Eaton Vance and has been an employee of the Eaton Vance organization since 2001. He currently manages Eaton Vance funds and portfolios. Mr. Noble is a Vice President of CRM and Eaton Vance and has been an employee of the Eaton Vance organization since 2012. Prior to joining Eaton Vance in 2012, he was an equity analyst with Black Rock, Inc. (2008-2012). He currently manages Eaton Vance funds and portfolios.
Calvert Emerging Markets Equity Fund
Hermes Investment Management Limited (Hermes), Lloyds Chambers, 1 Portsoken Street, London E1 8HZ, United Kingdom, has managed the assets of the Fund since the Fund’s inception in October 2012.
Portfolio Management Team. The portfolio managers of the Fund are Gary Greenberg and Elena Tedesco (each since October 2012). Mr. Greenberg has been Lead Portfolio Manager for the Emerging Markets Team at Hermes for more than five years. Ms. Tedesco has been a Portfolio Manager (Eastern Europe, Middle East and Africa) for the Emerging Markets Team at Hermes for more than five years.
Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund
Calvert Research and Management
See “About Calvert” above.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 88

Portfolio Management Team. The portfolio managers of the Fund are Daniel R. Strelow, Justin H. Bourgette (each since January 1, 2017) and Vishal Khanduja (since November 2015). Additional information about Mr. Khanduja appears above. Messrs. Strelow and Bourgette are Vice Presidents of CRM and Eaton Vance and have been employees of the Eaton Vance organization since 2005 and 2006, respectively. They each currently manage Eaton Vance funds and portfolios.
Management Fees
Management fees include the advisory fee paid by the Fund to the Adviser and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Adviser.
Advisory Fees
The table below shows the annual advisory fee paid by each Fund (other than the Asset Allocation Funds) for the most recent fiscal year as a percentage of that Fund’s average daily net assets. This figure is the total of all advisory fees (paid to Calvert Investment Management, Inc.). (Sub-advisory fees paid by Calvert Investment Management, Inc. to a Sub-Adviser are reflected in the total advisory fees paid by the Fund to Calvert Investment Management, Inc..) The advisory fee does not include administrative fees.
Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund do not pay advisory fees to CRM for performing investment advisory services. CRM, however, does receive advisory fees from managing the underlying Calvert funds, a portion of which are paid indirectly by the Asset Allocation Funds. For the most recent fiscal year, each Asset Allocation Fund paid an administrative fee of 0.15% of the Fund’s average daily net assets to Calvert Investment Administrative Services, Inc., the former administrator to the Funds.

Advisory Fee
Calvert Balanced Portfolio	0.40%
Calvert Equity Portfolio	0.48%[1]
Calvert Capital Accumulation Fund	0.65%
Calvert International Equity Fund	0.74%
Calvert International Opportunities Fund	0.75%
Calvert Emerging Markets Equity Fund	0.95%
Calvert Small Cap Fund	0.70%
1 The contractual advisory fees paid were 0.49%; the Adviser voluntarily waived 0.01% in advisory fees.
A discussion regarding the basis for the approval by the Funds’ Board of Trustees/Directors of the investment advisory agreement and any applicable sub-advisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

Consulting Fees
(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)
Prior to January 1, 2017, Morningstar Investment Management LLC (“Morningstar”) served as an asset allocation consultant and provides guidance on maintaining an optimal allocation strategy for the Asset Allocation Funds. Each Asset Allocation Fund paid Morningstar an annual fee of 0.05% of the Fund’s average daily net assets as compensation for such consulting services. Morningstar is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.
Administrative Fees
The administrative fees (as a percentage of the Fund’s net assets) paid by each Fund for the most recent fiscal year are as follows.

89 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y

Fund	Administrative Fee[1]

Calvert International Equity Fund	0.35%
Calvert Emerging Markets Equity Fund	0.35%

Calvert International Opportunities Fund	0.30%

Calvert Balanced Portfolio	0.275%

Calvert Capital Accumulation Fund	0.25%
Calvert Small Cap Fund	0.25%

Calvert Equity Portfolio	0.20%

Calvert Conservative Allocation Fund	0.15%
Calvert Moderate Allocation Fund	0.15%
Calvert Aggressive Allocation Fund	0.15%
1 Commencing February 1, 2016, the administrative fee for each share class of each fund listed above is 0.12%. Calvert has agreed to contractually waive 0.02% (2 basis points) of the Class I administrative fee through January 31, 2018 for Calvert Emerging Markets Equity Fund, Calvert Equity Portfolio, Calvert Capital Accumulation Fund, and Calvert Small Cap Fund.
SHAREHOLDER INFORMATION
For more information on buying and selling shares, please contact your financial professional or Calvert’s client services department at 800-368-2748.
How to Buy Shares
Getting Started – Before You Open an Account
You have a few decisions to make before you open an account in a mutual fund. First, decide which fund or funds best suits your needs and your goals.
Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts.
Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

•	the amount you wish to invest;

•	the length of time you plan to keep the investment;

•	the Class expenses; and

•	whether you qualify for any reduction or waiver of sales charges.
Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.
Choosing a Share Class
The following chart shows the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.
Class A Shares: Front-End Sales Charge

Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.
Initial Sales Charge
Sales charge on each purchase of 4.75% or less, depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge	None (except that an 0.80% contingent deferred sales charge may apply to certain redemptions for accounts with $1 million or more for which no sales charge was paid).
Distribution and/or Service Fees	Class A shares have an annual 12b-1 fee of up to 0.25%.
Other	Class A shares have lower annual expenses than Class C due to a lower 12b-1 fee.
Class C Shares: Deferred Sales Charge for One Year

Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell shares within one year, then you will pay a deferred sales charge of 1.00% at that time.
Distribution and/or Service Fees	Class C shares have an annual 12b-1 fee of 1.00%.
Other	The expenses of this Class are higher than Class A because of the higher 12b-1 fee. There is no conversion to Class A.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y 90

Class Y Shares: No Sales Charge

Investor Type
Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. A party must enter into an agreement with EVD to offer Class Y shares to its clients.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.
Other	Class Y shares have lower annual expenses than Class A, B and C because Class Y has no 12b-1 fee.
Class I Shares: No Sales Charge

Investor Type
Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. A party must enter into an agreement with EVD to offer Class I shares to its clients.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class I shares have no 12b-1 fee.
Other	Class I shares have lower annual expenses than Class A, B and C because Class I has no 12b-1 fee.
Class A
(All Funds)
If you choose Class A, you will pay a front-end sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in Calvert Balanced Portfolio, or if the value in your account is more than $50,000 but less than $100,000,* then the sales charge is reduced to 3.75%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

* This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.
** Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by EVD are subject to a one-year CDSC of 0.80%. The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See “Reduced Sales Charges” in this Prospectus.

Class C
(All Funds)
If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

91 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.
The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with EVD to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. For more information on the agreement, see “Service Fees and Arrangements with Broker/Dealers,” below. Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).
Class Y
(All Funds)
Class Y shares are sold without any initial sales load or CDSC.
Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. A party must enter into an agreement with EVD to offer Class Y shares to its clients.
Class I
(All Funds)
Class I shares are sold without any initial sales load or CDSC.
Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. A party must enter into an agreement with EVD to offer Class I shares to its clients.
Reduced Sales Charges
You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is also available on Calvert’s website at www.calvert.com.
Rights of Accumulation can be applied to several accounts
In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.
______________________________________
*A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.
A “qualified group” is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring shares at a discount, and (iii) satisfies uniform criteria which enable EVD and broker/dealers offering shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of EVD or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to EVD or broker/dealers.
Statement of Intention
You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert Funds purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.
A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.
If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.
Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, EVD will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.
The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.
Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)
There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is also no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 403(b) or 401(k) plan has in Calvert Funds is at least $1 million. These sales charge waivers do not apply to traditional, commission-based brokerage arrangements.
Neither the Funds, nor EVD, nor any affiliate of EVD will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by EVD of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.
College Savings Plans under Section 529
There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the savings plan account is: (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.
Other Circumstances
There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

•
current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges,” above);

•	directors, officers, and employees of any sub-adviser for the Calvert Funds, employees of broker/dealers distributing the Fund’s shares and family members of the Sub-Adviser, or broker/dealer;

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 92

•	purchases made through a registered investment adviser (does not apply to clients in traditional, commission-based brokerage arrangements);

•
trust departments of banks or savings institutions for trust clients of such bank or institution where such trust department purchases Fund shares in a trustee, fiduciary or advisory capacity (does not apply to clients in traditional, commission-based brokerage arrangements);

•
clients of financial intermediaries who have self-directed brokerage accounts that may or may not charge transaction fees to customers. Such shares are only available through self-directed brokerage service platforms or similar sales channels in which commissions customarily are not imposed;

•
purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by: (a) registered investment advisers (does not apply to clients in traditional, commission-based brokerage arrangements); or (b) retirement or deferred compensation plans and trusts used to fund those plans established under sections 401(a), 401(k), 403(b) or 457 of the Code, and “rabbi trusts” (does not apply to clients in traditional, commission-based brokerage arrangements); and

•
the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert IRA with Calvert or its agent as the custodian that is funded by the sale immediately prior to the rollover/transfer of Calvert Fund shares held in the plan account, provided that documentation accompanies the rollover/ transfer instruction that reasonably supports this funding source requirement.

•	Shareholders investing in Class A shares directly with the Fund without a broker-dealer or financial adviser specified.
Established Accounts
You may purchase shares of Calvert Balanced Portfolio at net asset value if your account was established on or before July 17, 1986. To take advantage of this sales charge waiver, you must purchase shares directly from Calvert and notify Calvert at the time of purchase. If you do not let Calvert know that you are eligible, you may not receive this sales charge waiver to which you are otherwise entitled. In order to determine your eligibility, it may be necessary for you to provide Calvert with information and records, including account statements.
Dividends and Capital Gain Distributions from other Calvert Funds
You may prearrange to have your dividends and capital gain distributions from a Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.
Purchases Made at Net Asset Value (“NAV”)
If you make a purchase at NAV, you may exchange shares in that amount to another Calvert Fund without incurring a sales charge.
Reinstatement Privilege (Class A )
Subject to the Funds’ market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge.

93 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Distribution and Service Fees
Each Fund has adopted a distribution plan for Class A and Class C shares under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees and (in the case of Class C shares) service fees to EVD as consideration for (i) the distribution services and facilities to be furnished to the Fund and (ii) any personal and/or account maintenance services provided to the Class shareholders. See “Method of Distribution” in the respective Fund’s SAI for further discussion of these services. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.
The following table shows the maximum annual percentage payable under the distribution plan effective January 1, 2017, and the amount actually paid by each Fund for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund’s Board of Trustees/Directors. The fees are based on average daily net assets by Class.

Maximum Payable under Plan/Amount Actually Paid	Class A	Class C
Calvert Balanced Portfolio	0.25%1/0.24%	1.00%/1.00%*
Calvert Equity Portfolio	0.25%/0.25%	1.00%/1.00%*
Calvert Capital Accumulation Fund	0.25%/0.25%	1.00%/1.00%*
Calvert International Equity Fund	0.25%/0.25%	1.00%/1.00%*
Calvert International Opportunities Fund	0.25%/0.25%	1.00%/1.00%*
Calvert Small Cap Fund	0.25%/0.25%	1.00%/1.00%*
Calvert Conservative Allocation Fund	0.25%/0.25%	1.00%/1.00%*
Calvert Moderate Allocation Fund	0.25%/0.25%	1.00%/1.00%*
Calvert Aggressive Allocation Fund	0.25%/0.25%	1.00%/1.00%*

* For Class C, the distribution fee is 0.75% annually of the Fund’s average daily net assets and the service fee is 0.25% annually of the Fund’s average daily net assets.
[1] The fee is applied on assets under management over $30 million.
Service Fees and Arrangements with Broker/Dealers
Eaton Vance Distributors, Inc., each Fund’s distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of the amount invested for Class C), when you purchase shares of Calvert Funds (except with respect to Class Y and Class I). EVD also pays broker/dealers an ongoing service fee (except with respect to Class Y and Class I) while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The following table shows the maximum commissions and service fees paid by EVD to broker/dealers, which differ depending on the Class. Prior to January 1, 2017, Calvert Distributors, Inc. served as the Funds’ principal underwriter and Distributor.

Maximum Commission/Service Fees	Class A*	Class C**
Calvert Balanced Portfolio	4.00%/0.25%	1.00%/1.00%
Calvert Equity Portfolio	4.00%/0.25%	1.00%/1.00%
Calvert Capital Accumulation Fund	4.00%/0.25%	1.00%/1.00%
Calvert International Equity Fund	4.00%/0.25%	1.00%/1.00%
Calvert International Opportunities Fund	4.00%/0.25%	1.00%/1.00%
Calvert Small Cap Fund	4.00%/0.25%	1.00%/1.00%
Calvert Emerging Markets Equity Fund	4.00%/0.25%	1.00%/1.00%
Calvert Conservative Allocation Fund	4.00%/0.25%	1.00%/1.00%
Calvert Moderate Allocation Fund	4.00%/0.25%	1.00%/1.00%
Calvert Aggressive Allocation Fund	4.00%/0.25%	1.00%/1.00%

* Class A service fees begin to accrue in the first month after purchase.
** Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in the 13th month after purchase.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y 94

If the selling broker/dealer has an agreement with EVD to sell Class C shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, EVD does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after purchase.
Additional Payments to Financial Intermediaries
CRM, EVD, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale, marketing and distribution of the securities or for services to a Fund. These amounts may be significant. These payments are generally intended to compensate broker/dealers for certain activities, including the following: promotion of sales of Fund shares, such as placing Calvert Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; building brand awareness and educating a broker/dealer’s sales force about the Calvert Funds; access to senior management and sales representatives of a broker/dealer; and various other promotional efforts and/or costs. Payments to broker/dealers may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment and meals, among other things. In addition, payments may also be made in connection with EVD’s participation in or support of conferences and other events sponsored, hosted or organized by the broker/dealer. CRM, EVD or their affiliates may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed and/or accounts attributable to a broker/dealer, among other factors, including the quality of the broker/dealer’s relationship with CRM, EVD or their affiliates. CRM, EVD or their affiliates determines the amount of these payments in its sole discretion. These payments may create an incentive for a broker-dealer or its representatives to recommend or offer shares of a Fund to its customers. CRM may benefit from these payments to the extent the broker/dealers sell more Fund shares because CRM receives greater management and other fees as Fund assets increase. These additional payments are made by CRM, EVD or their affiliates and do not increase the amount paid by shareholders or the Fund. For more specific information about these payments made to your broker/dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional.
Payments may include additional compensation beyond the regularly scheduled rates, and finder’s fees. EVD may pay broker/dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more. Where paid, the finder’s fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million, and 0.12% over $100 million. If a finder’s fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder’s fee within one year, then EVD may recoup the difference in the finder’s fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a one-year CDSC of up to 0.80% (the finder’s fee actually paid). All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.
Payments for Subtransfer Agent/Recordkeeping and/or Other Similar Administrative Services
Subtransfer agent/recordkeeping payments may be made by the Fund to financial intermediaries (including affiliates of the Adviser) that provide subtransfer agent/recordkeeping and/or other similar administrative services to certain groups of investors in the Calvert Funds, including participants in retirement and benefit plans, investors in mutual fund advisory programs and clients of financial intermediaries that operate in an omnibus environment. Financial intermediaries include broker-dealers, banks, investment advisers and third-party administrators such as retirement plan recordkeepers.
Services provided include but are not limited to the following: transmitting net purchase and redemption orders; maintaining separate records for shareholders that reflect purchases, redemptions and share balances; mailing shareholder confirmations and periodic statements; and furnishing proxy materials and periodic Calvert Fund reports, prospectuses and other communications to shareholders as required.
The amount paid by the Fund for such services varies depending on the share class and services provided, but the Fund will not pay more than 0.11% of its average net assets attributable to the financial intermediary. Any fees due to the financial intermediary for such services that exceed this amount are paid by CRM, not the Fund.

95 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y

How to Open an Account
In addition to all 50 states and the District of Columbia, each Fund is available for sale to residents of the U.S. Virgin Islands, Puerto Rico and Guam.
Class A and C Shares
Effective July 20, 2016, EVD will no longer accept new applications for direct purchases of Class C shares. Any application received for investment in Class C shares on which no broker-dealer or financial adviser is specified will automatically be invested in Class A shares.
Complete and sign an application for each new account (the application is available at www.calvert.com or by calling 800-368-2745). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or CRM’s client services department at 800-368-2745.
Please see the respective Fund Summary above with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Funds may charge a $2 service fee on additional purchases of less than $250. A Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.
For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.
Class Y Shares
Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. A party must enter into an agreement with EVD to offer Class Y shares to its clients.
A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with EVD. The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program.
EVD will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.
Please see the respective Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Funds may charge a $2 service fee on additional purchases of less than $250. All Class Y purchases must be made by bankwire, via the National Securities Clearing Corporation (“NSCC”), or ACH funds transfer, as applicable in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2745.
Class I Shares
Calvert Equity Portfolio and Calvert International Equity Fund are also available for sale to residents of the Netherlands.
Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer, via NSCC, or ACH funds transfer, as applicable in U.S. dollars. Each ACH funds transfer is limited to $300,000. For more information and wire instructions, call Calvert at 800-327-2109.
The minimum initial investments amount for Class I is $1,000,000. The initial investment minimum is waived for retirement plans that trade through omnibus accounts. The Fund may also waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

•	the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;

•	the investor has agreed to make additional Class I investments within a reasonable amount of time;

•	discretionary wrap programs; and

•	certain omnibus accounts, such as those purchasing for a fund of funds.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A, C AND Y 96

Registered investment advisers who invest in the Fund through certain broker-dealers through an omnibus account may aggregate client orders to meet the $1,000,000 initial investment minimum, provided that the Fund is not required to pay an administrative fee per shareholder account to any third party.
A Fund may also waive the initial investment minimum for current or retired Directors, Trustees, or Officers of the Calvert Funds or CRM; current or former employees of CRM; or their family members. A family member includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories. For these investors, the minimum initial investment is $2,000, and the minimum for each purchase of additional shares is $50. Additional requirements may apply.
Customer Identification
Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.
Subsequent Investments (Class A and C Shares)
To make an investment after you open an account, include your investment slip and send your request to: Calvert, P.O. Box 219739, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.
Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
Federal Holidays
There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.
Through your Broker/Dealer
Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. Eastern Time (“ET”)) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.
How Shares are Priced
The price of shares is based on each Fund’s NAV. The NAV is computed by adding the value of a Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.
The NAV is calculated as of the close of each business day, which generally coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). If trading on the NYSE is halted for the day before 4 p.m. ET, a Fund’s NAV generally will still be calculated as of the close of regular trading on the NYSE. Each Fund is open for business each day the NYSE is open.
Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.
Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.
Under the oversight of the Board of Trustees/Directors and pursuant to a Fund’s valuation procedures adopted by the Board, the Adviser determines when a market quotation is not readily available or reliable for a particular security.

97 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Adviser, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but, in general, fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.
In making a fair value determination, the Adviser, under the ultimate supervision of the Board and pursuant to a Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.
For assistance in making fair value determinations, the Boards of Directors of Calvert International Equity Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund have retained a third-party fair value pricing service, pursuant to the respective Fund’s valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund’s official pricing time of 4 p.m. ET may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Fund’s service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider’s proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.
When Your Account Will be Credited
Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert’s office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.
Request in Good Order
All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

•	The Fund name and account number.

•	The amount of the transaction (in dollars or shares).

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 98

•	Signatures of all owners exactly as registered on the account (for mail requests).

•
Signature guarantees (if required). For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

•	Any supporting legal documentation that may be required.

•	Any outstanding certificates representing shares to be redeemed.
Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.
Purchase and Redemption of Shares through a Financial Intermediary
Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/ dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.
How to Sell Shares
You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a Statement of Intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.
Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.
A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold. To the extent the Fund holds illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If illiquid securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. A shareholder’s ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by issuers of the securities or by law. A shareholder may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. In such an event, this Prospectus will be updated accordingly.
There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.
Follow these suggestions to ensure timely processing of your redemption request:

99 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

By Telephone (Class A, Class C and Class I Shares) – call 800-368-2745
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.
For Class I shares, all redemptions must be made by an electronic funds transfer or through the NSCC, in U.S. dollars. Each ACH funds transfer is limited to $300,000. To add instructions to permit an electronic funds transfer to be sent to an account not previously authorized you must send us those instructions in a letter that is signature guaranteed.
Written Requests (Class A, Class C and Class I Shares)
Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.
Your letter should include your account number, name of the Fund and Class, the number of shares or the dollar amount you are redeeming, and how you want the money sent to your authorized account. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.
Systematic Check Redemptions and Distributions by Check (Class A and Class C Shares)
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.
A Fund has the right to reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
Corporations and Associations (Class A, Class C and Class I Shares)
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).
Trusts (Class A, Class C and Class I Shares)
Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)
Through your Broker/Dealer (All Classes)
Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/ dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.
Other Calvert Features/Policies
Website (For 24-hour performance and pricing information, visit www.calvert.com)
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com (Class A and C only).
The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 100

Account Services (Class A and Class C Shares)
By signing up for services when completing an application to open your Class A or Class C account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date to an existing account, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.
ACH Funds Transfer (Class A and Class C Shares)
You may purchase Class A or Class C shares or sell Class A or Class C shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new Class A or Class C shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.
Telephone Transactions (Class A, Class C and Class I Shares)
You may purchase Class A or Class C shares, or redeem or exchange Class A or Class C shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.
Exchanges
Calvert offers a wide variety of investment options that include common stock funds, and tax-exempt and corporate bond funds, call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.
For Class A, C and Class I shares, complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.
Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, except that Class A or Class C shares of a Fund may be exchanged for Class Y shares of the same Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares; the Class C shares you wish to exchange must not currently be subject to a CDSC. Note that any conversion between classes of shares of the same Fund is a nontaxable event. By contrast, an exchange between classes of shares of different Funds is a taxable event.
An exchange must satisfy the minimum investment amount for that Calvert Fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.
No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.
Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.
Market Timing Policy
In general, the Funds are designed for long-term investment and not as frequent or short-term trading (“market timing”) vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Accordingly, each Fund’s Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Funds believe that market timing

101 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Adviser and Sub-Adviser(s) to implement a Fund’s investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. Each Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.
Shareholders may hold shares of any Fund in accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, commonly called omnibus accounts, where the financial intermediary holds Fund shares for a number of its customers in one account. The financial intermediary may have adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Trustees/Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by financial intermediaries may be quite dissimilar from the policies adopted by the Fund’s Board of Trustees/Directors. Shareholders should contact the financial intermediary through which the Fund shares are held for more information on the market timing policies that apply to those shares.
Because omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to a Fund, the ability of a Fund to monitor and detect market timing activity through omnibus accounts is very limited. Each Fund has established information sharing agreements with financial intermediaries as required by Rule 22c-2 under the 1940 Act and otherwise uses reasonable efforts to work with financial intermediaries to identify market timing activity in underlying accounts. If a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in an omnibus account, Calvert will seek full cooperation from the financial intermediary maintaining the account to identify the underlying participant. Calvert expects the financial intermediary to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.
Each Fund and EVD reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and EVD also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.
Electronic Delivery of Prospectuses and Shareholder Reports
You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.
Combined General Mailings (Householding)
Multiple accounts held directly with Calvert that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.
Special Services and Charges
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.
If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

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Minimum Account Balance
Class A, Class C and Class Y. Please maintain a balance in your Fund accounts of at least $2,000 per class for regular accounts/$1,000 per class for IRA accounts. If the balance in your account falls below the minimum during a month, a low balance fee may be charged to your account ($15/year per class).
If the balance in your account falls below this minimum amount, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.
Class I. Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund.
If the balance in your account falls below this minimum amount, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.
Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.
Qualified Default Investment Alternative (Calvert Balanced Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)
Each Fund is designed so that it can qualify as a qualified default investment alternative (“QDIA”) within the meaning of the regulations promulgated by the U.S. Department of Labor for accounts held by retirement plans subject to the Employee Retirement Income Security Act of 1974. Your retirement plan fiduciary, and not the Fund or its investment adviser, is responsible for determining whether the Fund qualifies as a QDIA.
Dividends, Capital Gains, and Taxes
Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments may vary between classes.

Calvert Balanced Portfolio	Paid quarterly
Calvert Conservative Allocation Fund	Paid quarterly
Calvert Moderate Allocation Fund	Paid quarterly
Calvert Aggressive Allocation Fund	Paid quarterly

Calvert Equity Portfolio	Paid annually
Calvert Capital Accumulation Fund	Paid annually
Calvert International Equity Fund	Paid annually
Calvert International Opportunities Fund	Paid annually
Calvert Small Cap Fund	Paid annually
Calvert Emerging Markets Equity Fund	Paid annually
Dividend Payment Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

103 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Buying a Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.
Federal Taxes
In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.
You may also realize a capital gain or loss when you sell or exchange shares. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges.
Cost Basis Reporting
Beginning in 2012, the Internal Revenue Service (“IRS”) implemented new cost basis reporting rules that require mutual fund companies to calculate and report cost basis information to both the shareholder and the IRS on IRS Form 1099-B when certain shares are sold. The new cost basis regulations do not affect retirement accounts, and shares acquired before January 1, 2012. A Fund permits shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund uses the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.
Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. For Calvert Balanced Portfolio, you will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes. If you invest in an international or global Fund (Calvert International Equity Fund, Calvert International Opportunities Fund or Calvert Emerging Markets Equity Fund), you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits.
Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate for individual investors. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.
Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

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DESCRIPTION OF UNDERLYING FUNDS
(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)
Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds. The investment performance and risks of the Asset Allocation Funds are therefore directly related to the investment performance and risks of the underlying Calvert funds. The respective Fund Summaries for the Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund in this Prospectus specify the underlying Calvert funds in which each Asset Allocation Fund may invest. Calvert is the investment adviser for all of the underlying funds.
Underlying Calvert Equity Funds
The investment objective, principal investment strategies and principal risks of the underlying Calvert equity funds (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund) are described in the respective Fund Summaries and under “More Information on Investment Strategies and Risks” in this Prospectus. Calvert U.S. Large Cap Core Responsible Index Fund, U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund are offered in the Calvert Responsible Index Funds Prospectus (Class I) dated February 1, 2016. Please see those prospectuses for detailed information on the investment objectives, principal investment strategies and principal risks of those underlying funds. The investment objectives and a brief description of the principal investment strategies and principal risks of those underlying funds are provided below. This description is not an offer of the underlying funds’ shares. Additional investment practices are described in the SAI of each of the underlying Calvert equity funds.
Underlying Calvert Fixed-Income Funds
The underlying fixed-income funds are offered in separate Calvert prospectuses. For detailed information on the investment objectives, principal investment strategies and principal risks of those underlying funds, please see the Calvert Income Funds Prospectus (Class I) dated February 1, 2016, and the current Calvert Unconstrained Bond Fund Prospectus (Class I) dated April 30. The investment objectives and a brief description of the principal investment strategies and principal risks of those underlying funds are provided below. This description is not an offer of the underlying funds’ shares. Additional investment practices are described in the SAI of each of the underlying Calvert fixed-income funds.
The prospectus and SAI for each of the underlying funds are available on Calvert’s website at www. calvert.com.
Calvert Fixed-Income Funds
Calvert Bond Portfolio
Investment Objective
The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other debt securities.
Investment Strategy
The Fund uses a relative value strategy, and typically invests at least 80% of its assets in bonds of any maturity. At least 80% of the Fund’s assets will be invested in investment grade debt securities. In conjunction with financial analysis, Calvert’s comprehensive responsible investment principles guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk.

105 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Calvert Green Bond
Investment Objective
The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds.
Investment Strategy
The Fund uses a relative value strategy, and typically invests at least 80% of its net assets in green bonds of any maturity. The Fund defines “green” investments to include securities of companies that develop or provide products or services that address environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of the Fund’s Adviser, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities. In conjunction with financial analysis, Calvert’s comprehensive responsible investment principles guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Investing primarily in green investments carries the risk that the Fund may underperform funds that invest in a broader array of investments. In addition, some green investments may be dependent on government tax incentives and subsidies, and/or political support. The green sector may face challenges such as a limited number of issuers and liquidity in the market. Bond funds are subject to interest rate risk and credit risk.
Calvert Income Fund
Investment Objective
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.
Investment Strategy
The Fund uses a relative value strategy, seeking incremental income, and typically invests at least 65% of its assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. government-sponsored enterprises. In conjunction with financial analysis, Calvert’s comprehensive responsible investment principles guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk.
Calvert Short Duration Income Fund
Investment Objective
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.
Investment Strategy
The Fund uses a relative value strategy and typically invests at least 65% of its assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. government, and U.S. government-sponsored enterprises, while maintaining an average portfolio duration of 1-3 years. In conjunction with financial analysis, Calvert’s comprehensive responsible investment principles guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 106

Calvert Long-Term Income Fund
Investment Objective
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities.
Investment Strategy
The Fund uses a relative value strategy and typically invests at least 65% of its assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. government, and government-sponsored enterprises, while maintaining an average portfolio maturity of 10 years or more. In conjunction with financial analysis, Calvert’s comprehensive responsible investment principles guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk.
Calvert Ultra-Short Income Fund
Investment Objective
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.
Investment Strategy
The Fund uses a relative value strategy and typically invests at least 65% of its assets in investment-grade debt securities. Under normal circumstances, at least 80% of its assets will be invested in floating-rate securities and securities with durations of less than or equal to one year. In conjunction with financial analysis, Calvert’s comprehensive responsible investment principles guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk.
Calvert High Yield Bond Fund
Investment Objective
The Fund seeks high current income and capital appreciation, secondarily.
Investment Strategy
The Fund normally invests at least 80% of its assets in high yield, high risk bonds, and uses fundamental credit analysis to seek out companies whose financial condition gives them greater value relative to others in the high yield market, providing the further potential for capital appreciation. In conjunction with financial analysis, Calvert’s comprehensive responsible investment principles, which include consideration of environmental, social and governance (ESG) factors, guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk. High-yield, high risk bonds can involve a substantial risk of loss due to a greater risk of issuer default and are subject to greater price volatility than investment grade bonds and may be illiquid.

107 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Calvert Unconstrained Bond Fund
Investment Objective
The Fund seeks positive absolute returns over a full market cycle, regardless of market conditions.
Investment Strategy
The Fund seeks to achieve its investment objective through a flexible investment process that allocates investments across global fixed-income markets and uses various investment strategies. The Fund typically invests at least 80% of its net assets in bonds and/or instruments (including derivative instruments) that provide exposure to bonds. Under normal circumstances, the average portfolio duration of the Fund will vary from negative three (-3) years to positive eight (8) years. In conjunction with financial analysis, Calvert’s comprehensive responsible investment principles guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk. The Fund’s use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Calvert Equity Funds
Calvert U.S. Large Cap Core Responsible Index Fund
Investment Objective
The Fund seeks to track the performance of the Calvert U.S. Large Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.
Investment Strategy
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Large Cap Core Responsible Index. The potential universe of the Calvert U.S. Large Cap Core Responsible Index is composed of companies that operate their businesses in a manner that is consistent with Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network U.S. Large Cap 1000 Index. Those companies are then scored and ranked for growth factors to determine placement and weight in the Calvert U.S. Large Cap Core Responsible Index.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.
Calvert U.S. Large Cap Growth Responsible Index Fund
Investment Objective
The Fund seeks to track the performance of the Calvert U.S. Large Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
Investment Strategy
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Large Cap Growth Responsible Index. The potential universe of the Calvert U.S. Large Cap Growth Responsible Index is composed of companies that operate their businesses in a manner that is consistent with Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network U.S. Large Cap 1000 Index. Those companies are then scored and ranked for growth factors to determine placement and weight in the Calvert U.S. Large Cap Growth Responsible Index.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 108

Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.
Calvert U.S. Large Cap Value Responsible Index Fund
Investment Objective
The Fund seeks to track the performance of the Calvert U.S. Large Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
Investment Strategy
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Large Cap Value Responsible Index. The potential universe of the Calvert U.S. Large Cap Value Responsible Index is composed of companies that operate their businesses in a manner that is consistent with Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network U.S. Large Cap 1000 Index. Those companies are then scored and ranked for value factors to determine placement and weight in the Calvert U.S. Large Cap Value Responsible Index.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.
Calvert Developed Markets Ex-U.S. Responsible Index Fund
Investment Objective
The Fund seeks to track the performance of the Calvert Developed Markets Ex-U.S. Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
Investment Strategy
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Developed Markets Ex-U.S. Responsible Index. The Calvert Developed Markets Ex-U.S. Responsible Index is composed of companies that operate their businesses in a manner that is consistent with Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network Developed International 1000 Index.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Calvert U.S. Mid Cap Core Responsible Index Fund
Investment Objective
The Fund seeks to track the performance of the Calvert U.S. Mid Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
Investment Strategy
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Mid Cap Core Responsible Index. The Calvert U.S. Mid Cap Core Responsible Index is composed of companies that operate their businesses in a manner that is consistent with Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network U.S. Mid-Cap 800 Index.

109 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Midcap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 110

GLOSSARY OF CERTAIN INVESTMENT RISKS

Correlation risk
The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due, or otherwise fail to discharge an obligation or commitment.

Currency risk
The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Duration Risk
Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Extension risk
The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forgo other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/”stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk
The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk
The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Regulatory risk
The risk associated with employing certain regulated investment instruments or techniques. To the extent a Fund uses futures, options or other regulated derivatives, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”), and therefore neither the Adviser nor the Fund anticipates being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Adviser fail to use futures in accordance with Rule 4.5, then the Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the Commodity Futures Trading Commission’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

111 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). The Funds’ fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Funds’ financial statements, which were audited by [____________]. Their report, along with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request. No information is provided for Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund Class Y and Class I shares because those Classes were recently established and do not have audited financial statements.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 112

CALVERT BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS A SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$33.06	$34.13	$30.81	$26.19	$25.94
Income from investment operations:
Net investment income	0.43	0.33	0.24	0.23	0.29
Net realized and unrealized gain (loss)	(0.81)	3.02	3.32	4.62	0.22
Total from investment operations	(0.38)	3.35	3.56	4.85	0.51
Distributions from:
Net investment income	(0.41)	(0.32)	(0.24)	(0.23)	(0.26)
Net realized gain	(0.37)	(4.10)	—	—	—
Total distributions	(0.78)	(4.42)	(0.24)	(0.23)	(0.26)
Total increase (decrease) in net asset value	(1.16)	(1.07)	3.32	4.62	0.25
Net asset value, ending	$31.90	$33.06	$34.13	$30.81	$26.19
Total return*	(1.27%)	10.77%	11.60%	18.58%	1.94%
Ratios to average net assets: A
Net investment income	1.25%	1.02%	0.76%	0.78%	1.04%
Total expenses	1.13%	1.17%	1.18%	1.22%	1.22%
Expenses before offsets	1.13%	1.16%	1.18%	1.22%	1.22%
Net expenses	1.13%	1.16%	1.18%	1.22%	1.22%
Portfolio turnover	99%	124%	114%	145%	100%
Net assets, ending (in thousands)	$569,368	$561,809	$497,160	$447,678	$405,716

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
*    Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
(z)    Per share figures are calculated using the Average Shares Method.

113 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS C SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$32.30	$33.45	$30.23	$25.72	$25.47
Income from investment operations:
Net investment income (loss)	0.15	0.08	(0.02)	(0.02)	0.05
Net realized and unrealized gain (loss)	(0.78)	2.94	3.25	4.54	0.23
Total from investment operations	(0.63)	3.02	3.23	4.52	0.28
Distributions from:
Net investment income (loss)	(0.19)	(0.07)	(0.01)	(0.01)	(0.03)
Net realized gain	(0.37)	(4.10)	—	—	—
Total distributions	(0.56)	(4.17)	(0.01)	(0.01)	(0.03)
Total increase (decrease) in net asset value	(1.19)	(1.15)	3.22	4.51	0.25
Net asset value, ending	$31.11	$32.30	$33.45	$30.23	$25.72
Total return*	(2.08%)	9.89%	10.71%	17.60%	1.08%
Ratios to average net assets: A
Net investment income (loss)	0.47%	0.24%	(0.06%)	(0.05%)	0.18%
Total expenses	1.92%	1.95%	1.99%	2.05%	2.07%
Expenses before offsets	1.92%	1.94%	1.99%	2.05%	2.07%
Net expenses	1.92%	1.94%	1.99%	2.05%	2.07%
Portfolio turnover	99%	124%	114%	145%	100%
Net assets, ending (in thousands)	$55,180	$48,814	$37,812	$29,605	$24,335

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
*    Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
(z)    Per share figures are calculated using the Average Shares Method.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 114

CALVERT BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS I SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$33.53	$34.55	$31.19	$26.49	$26.22
Income from investment operations:
Net investment income	0.59	0.51	0.41	0.45	0.43
Net realized and unrealized gain (loss)	(0.82)	3.06	3.35	4.61	0.23
Total from investment operations	(0.23)	3.57	3.76	5.06	0.66
Distributions from:
Net investment income	(0.57)	(0.49)	(0.40)	(0.36)	(0.39)
Net realized gain	(0.37)	(4.10)	—	—	—
Total distributions	(0.94)	(4.59)	(0.40)	(0.36)	(0.39)
Total increase (decrease) in net asset value	(1.17)	(1.02)	3.36	4.70	0.27
Net asset value, ending	$32.36	$33.53	$34.55	$31.19	$26.49
Total return*	(0.86)%	11.35%	12.13%	19.16%	2.45%
Ratios to average net assets: A
Net investment income	1.70%	1.53%	1.26%	1.43%	1.54%
Total expenses	0.64%	0.66%	0.68%	0.83%	1.33%
Expenses before offsets	0.64%	0.66%	0.68%	0.70%	0.72%
Net expenses	0.64%	0.66%	0.68%	0.70%	0.72%
Portfolio turnover	99%	124%	114%	145%	100%
Net assets, ending (in thousands)	$13,894	$43,579	$35,578	$29,601	$1,820

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(z)     Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

115 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	September 30,
CLASS Y SHARES	2015 (z)	2014 (z)	2013 ##(z)
Net asset value, beginning	$33.29	$34.25	$32.60
Income from investment operations:
Net investment income	0.50	0.38	0.18
Net realized and unrealized gain (loss)	(0.83)	3.04	1.48
Total from investment operations	(0.33)	3.42	1.66
Distributions from:
Net investment income	(0.46)	(0.28)	(0.01)
Net realized gain	(0.37)	(4.10)	—
Total distributions	(0.83)	(4.38)	(0.01)
Total increase (decrease) in net asset value	(1.16)	(0.96)	1.65
Net asset value, ending	$32.13	$33.29	$34.25
Total return*	(1.13%)	10.97%	5.11%
Ratios to average net assets: A
Net investment income	1.46%	1.27%	.71% (a)
Total expenses	1.09%	3.32%	61.96% (a)
Expenses before offsets	0.96%	0.96%	.97% (a)
Net expenses	0.96%	0.96%	.97% (a)
Portfolio turnover	99%	124%	114%
Net assets, ending (in thousands)	$6,103	$3,250	$66

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
*    Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
##    From April 30, 2013 inception.
(a)    Annualized.
(z)    Per share figures are calculated using the Average Shares Method.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 116

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS A SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$50.33	$44.68	$38.48	$32.91	$32.56
Income from investment operations:
Net investment income (loss)	0.10	0.02	0.07	(0.05)	(0.09)
Net realized and unrealized gain (loss)	2.20	7.67	6.19	7.32	0.44
Total from investment operations	2.30	7.69	6.26	7.27	0.35
Distributions from:
Net investment income	(0.02)	(0.05)	(0.01)	—	—
Net realized gain	(4.82)	(1.99)	(0.05)	(1.70)	—
Total distributions	(4.84)	(2.04)	(0.06)	(1.70)	—
Total increase (decrease) in net asset value	(2.54)	5.65	6.20	5.57	0.35
Net asset value, ending	$47.79	$50.33	$44.68	$38.48	$32.91
Total return*	4.57%	17.63%	16.30%	22.75%	1.07%
Ratios to average net assets: A
Net investment income (loss)	0.19%	0.05%	0.18%	(0.15%)	(0.25%)
Total expenses	1.13%	1.15%	1.21%	1.21%	1.20%
Expenses before offsets	1.12%	1.14%	1.20%	1.21%	1.20%
Net expenses	1.12%	1.14%	1.20%	1.21%	1.20%
Portfolio turnover	37%	24%	32%	36%	41%
Net assets, ending (in thousands)	$1,328,913	$1,590,823	$1,602,401	$1,500,089	$1,297,315

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(z)    Per share figures are calculated using the Average Shares Method.
*    Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

117 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS C SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$38.31	$34.66	$30.06	$26.24	$26.15
Income from investment operations:
Net investment income (loss)	(0.20)	(0.25)	(0.17)	(0.25)	(0.29)
Net realized and unrealized gain (loss)	1.69	5.89	4.82	5.77	0.38
Total from investment operations	1.49	5.64	4.65	5.52	0.09
Distributions from:
Net realized gain	(4.82)	(1.99)	(0.05)	(1.70)	—
Total distributions	(4.82)	(1.99)	(0.05)	(1.70)	—
Total increase (decrease) in net asset value	(3.33)	3.65	4.60	3.82	0.09
Net asset value, ending	$34.98	$38.31	$34.66	$30.06	$26.24
Total return*	3.82%	16.76%	15.51%	21.82%	0.34%
Ratios to average net assets: A
Net investment income (loss)	(0.54%)	(0.68%)	(0.52%)	(0.87%)	(1.01%)
Total expenses	1.87%	1.88%	1.91%	1.94%	1.95%
Expenses before offsets	1.86%	1.87%	1.90%	1.93%	1.95%
Net expenses	1.86%	1.87%	1.90%	1.93%	1.95%
Portfolio turnover	37%	24%	32%	36%	41%
Net assets, ending (in thousands)	$169,649	$171,869	$158,591	$150,000	$132,658

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(z)    Per share figures are calculated using the Average Shares Method.
*    Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 118

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS I SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$54.90	$48.48	$41.55	$35.22	$34.66
Income from investment operations:
Net investment income	0.38	0.29	0.32	0.16	0.10
Net realized and unrealized gain (loss)	2.38	8.34	6.70	7.87	0.46
Total from investment operations	2.76	8.63	7.02	8.03	0.56
Distributions from:
Net investment income	(0.19)	(0.22)	(0.04)	—	—
Net realized gain	(4.82)	(1.99)	(0.05)	(1.70)	—
Total distributions	(5.01)	(2.21)	(0.09)	(1.70)	—
Total increase (decrease) in net asset value	(2.25)	6.42	6.93	6.33	0.56
Net asset value, ending	$52.65	$54.90	$48.48	$41.55	$35.22
Total return*	5.06%	18.23%	16.95%	23.44%	1.62%
Ratios to average net assets: A
Net investment income	0.69%	0.56%	0.72%	0.40%	0.28%
Total expenses	0.64%	0.64%	0.66%	0.67%	0.67%
Expenses before offsets	0.63%	0.62%	0.65%	0.66%	0.67%
Net expenses	0.63%	0.62%	0.65%	0.66%	0.67%
Portfolio turnover	37%	24%	32%	36%	41%
Net assets, ending (in thousands)	$567,954	$961,680	$798,677	$667,246	$535,829

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(z)     Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

119 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS Y SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$51.35	$45.51	$39.06	$33.25	$32.78
Income from investment operations:
Net investment income	0.25	0.18	0.23	0.09	0.04
Net realized and unrealized gain (loss)	2.25	7.81	6.30	7.42	0.43
Total from investment operations	2.50	7.99	6.53	7.51	0.47
Distributions from:
Net investment income	(0.13)	(0.16)	(0.03)	—	—
Net realized gain	(4.82)	(1.99)	(0.05)	(1.70)	—
Total distributions	(4.95)	(2.15)	(0.08)	(1.70)	—
Total increase (decrease) in net asset value	(2.45)	5.84	6.45	5.81	0.47
Net asset value, ending	$48.90	$51.35	$45.51	$39.06	$33.25
Total return*	4.89%	17.99%	16.76%	23.26%	1.43%
Ratios to average net assets: A
Net investment income	0.49%	0.36%	0.56%	0.25%	0.10%
Total expenses	0.84%	0.83%	0.82%	0.82%	0.84%
Expenses before offsets	0.82%	0.82%	0.81%	0.81%	0.84%
Net expenses	0.82%	0.82%	0.81%	0.81%	0.84%
Portfolio turnover	37%	24%	32%	36%	41%
Net assets, ending (in thousands)	$157,114	$139,319	$137,137	$106,723	$66,377

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(z)    Per share figures are calculated using the Average Shares Method.
*    Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 120

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS A SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$36.99	$36.83	$31.45	$26.00	$24.93
Income from investment operations:
Net investment income (loss)	(0.16)	(0.14)	(0.18)	(0.26)	(0.28)
Net realized and unrealized gain (loss)	1.91	2.94	7.49	7.64	1.35
Total from investment operations	1.75	2.80	7.31	7.38	1.07
Distributions from:
Net realized gain	(5.33)	(2.64)	(1.93)	(1.93)	—
Total distributions	(5.33)	(2.64)	(1.93)	(1.93)	—
Total increase (decrease) in net asset value	(3.58)	0.16	5.38	5.45	1.07
Net asset value, ending	$33.41	$36.99	$36.83	$31.45	$26.00
Total return*	4.90%	7.90%	24.74%	29.16%	4.29%
Ratios to average net assets: A
Net investment income (loss)	(0.43%)	(0.36%)	(0.53%)	(0.85%)	(0.93%)
Total expenses	1.41%	1.43%	1.48%	1.53%	1.58%
Expenses before offsets	1.41%	1.43%	1.48%	1.53%	1.58%
Net expenses	1.41%	1.43%	1.48%	1.53%	1.58%
Portfolio turnover	74%	81%	73%	63%	65%
Net assets, ending (in thousands)	$223,328	$215,683	$207,257	$157,016	$128,755

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(z)    Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

121 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS C SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$29.76	$30.35	$26.44	$22.29	$21.55
Income from investment operations:
Net investment income (loss)	(0.34)	(0.34)	(0.36)	(0.42)	(0.46)
Net realized and unrealized gain (loss)	1.53	2.39	6.20	6.50	1.20
Total from investment operations	1.19	2.05	5.84	6.08	0.74
Distributions from:
Net realized gain	(5.33)	(2.64)	(1.93)	(1.93)	—
Total distributions	(5.33)	(2.64)	(1.93)	(1.93)	—
Total increase (decrease) in net asset value	(4.14)	(0.59)	3.91	4.15	0.74
Net asset value, ending	$25.62	$29.76	$30.35	$26.44	$22.29
Total return*	4.09%	7.06%	23.81%	28.11%	3.43%
Ratios to average net assets: A
Net investment income (loss)	(1.23%)	(1.12%)	(1.30%)	(1.64%)	(1.79%)
Total expenses	2.21%	2.19%	2.25%	2.33%	2.44%
Expenses before offsets	2.21%	2.19%	2.25%	2.33%	2.44%
Net expenses	2.21%	2.19%	2.25%	2.33%	2.44%
Portfolio turnover	74%	81%	73%	63%	65%
Net assets, ending (in thousands)	$29,837	$27,588	$25,311	$18,630	$12,973

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(z)    Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 122

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS I SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$41.19	$40.50	$34.18	$27.94	$26.59
Income from investment operations:
Net investment income (loss)	0.06	0.10	0.03	(0.05)	(0.06)
Net realized and unrealized gain (loss)	2.13	3.23	8.22	8.22	1.41
Total from investment operations	2.19	3.33	8.25	8.17	1.35
Distributions from:
Net realized gain	(5.33)	(2.64)	(1.93)	(1.93)	—
Total distributions	(5.33)	(2.64)	(1.93)	(1.93)	—
Total increase (decrease) in net asset value	(3.14)	0.69	6.32	6.24	1.35
Net asset value, ending	$38.05	$41.19	$40.50	$34.18	$27.94
Total return*	5.53%	8.53%	25.55%	30.00%	5.08%
Ratios to average net assets: A
Net investment income (loss)	0.14%	0.24%	0.08%	(0.16%)	(0.20%)
Total expenses	0.83%	0.82%	0.85%	0.88%	0.99%
Expenses before offsets	0.83%	0.82%	0.85%	0.86%	0.86%
Net expenses	0.83%	0.82%	0.85%	0.86%	0.86%
Portfolio turnover	74%	81%	73%	63%	65%
Net assets, ending (in thousands)	$236,228	$156,677	$130,705	$83,181	$21,144

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(z)     Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

123 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	September 30,
CLASS Y SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)#
Net asset value, beginning	$37.26	$37.04	$31.56	$26.03	$29.79
Income from investment operations:
Net investment income (loss)	(0.07)	(0.07)	(0.12)	(0.18)	(0.15)
Net realized and unrealized gain (loss)	1.92	2.93	7.53	7.64	(3.61)
Total from investment operations	1.85	2.86	7.41	7.46	(3.76)
Distributions from:
Net realized gain	(5.33)	(2.64)	(1.93)	(1.93)	—
Total distributions	(5.33)	(2.64)	(1.93)	(1.93)	—
Total increase (decrease) in net asset value	(3.48)	0.22	5.48	5.53	(3.76)
Net asset value, ending	$33.78	$37.26	$37.04	$31.56	$26.03
Total return*	5.16%	8.02%	24.98%	29.45%	(12.62%)
Ratios to average net assets: A
Net investment income (loss)	(0.20%)	(0.17%)	(0.36%)	(0.59%)	(0.74%) (a)
Total expenses	1.18%	1.26%	1.29%	1.29%	1.49% (a)
Expenses before offsets	1.18%	1.26%	1.29%	1.29%	1.44% (a)
Net expenses	1.18%	1.26%	1.29%	1.29%	1.44% (a)
Portfolio turnover	74%	81%	73%	63%	65%**
Net assets, ending (in thousands)	$13,130	$10,871	$14,719	$8,071	$7,968

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(a)    Annualized.
(z)    Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
**    Portfolio turnover is not annualized for periods of less than one year.
#     From January 31, 2011, inception.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 124

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS A SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$16.51	$16.44	$13.49	$11.84	$13.88
Income from investment operations:
Net investment income	0.18	0.15	0.08	0.12	0.15
Net realized and unrealized gain (loss)	(0.97)	0.02	2.98	1.68	(2.15)
Total from investment operations	(0.79)	0.17	3.06	1.80	(2.00)
Distributions from:
Net investment income	(0.10)	(0.10)	(0.11)	(0.15)	(0.04)
Total distributions	(0.10)	(0.10)	(0.11)	(0.15)	(0.04)
Total increase (decrease) in net asset value	(0.89)	0.07	2.95	1.65	(2.04)
Net asset value, ending	$15.62	$16.51	$16.44	$13.49	$11.84
Total return*	(4.78)%	0.99%	22.82%	15.34%	(14.47%)
Ratios to average net assets: A
Net investment income	1.08%	0.88%	0.52%	0.96%	1.03%
Total expenses	1.67%	1.66%	1.76%	1.84%	1.80%
Expenses before offsets	1.54%	1.66%	1.76%	1.80%	1.80%
Net expenses	1.54%	1.66%	1.76%	1.80%	1.80%
Portfolio turnover	97%	82%	40%	43%	49%
Net assets, ending (in thousands)	$167,225	$263,718	$242,464	$183,588	$173,936

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(z)     Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

125 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS C SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$14.27	$14.26	$11.71	$10.26	$12.10
Income from investment operations:
Net investment income (loss)	0.04	(0.01)	(0.05)	0.01	0.01
Net realized and unrealized gain (loss)	(0.84)	0.02	2.60	1.45	(1.85)
Total from investment operations	(0.80)	0.01	2.55	1.46	(1.84)
Distributions from:
Net investment income	—	—	—	(0.01)	—
Total distributions	—	—	—	(0.01)	—
Total increase (decrease) in net asset value	(0.80)	0.01	2.55	1.45	(1.84)
Net asset value, ending	$13.47	$14.27	$14.26	$11.71	$10.26
Total return*	(5.61%)	0.07%	21.78%	14.23%	(15.21%)
Ratios to average net assets: A
Net investment income (loss)	0.31%	(0.06%)	(0.40%)	0.05%	0.12%
Total expenses	2.58%	2.57%	2.65%	2.72%	2.67%
Expenses before offsets	2.37%	2.57%	2.65%	2.69%	2.67%
Net expenses	2.37%	2.57%	2.65%	2.69%	2.67%
Portfolio turnover	97%	82%	40%	43%	49%
Net assets, ending (in thousands)	$15,997	$17,173	$17,746	$15,922	$16,195

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(z)    Per share figures are calculated using the Average Shares Method.
*    Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 126

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS I SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$17.68	$17.69	$14.52	$12.70	$14.83
Income from investment operations:
Net investment income	0.30	0.28	0.17	0.24	0.26
Net realized and unrealized gain (loss)	(1.05)	0.02	3.24	1.79	(2.30)
Total from investment operations	(0.75)	0.30	3.41	2.03	(2.04)
Distributions from:
Net investment income	(0.20)	(0.31)	(0.24)	(0.21)	(0.09)
Total distributions	(0.20)	(0.31)	(0.24)	(0.21)	(0.09)
Total increase (decrease) in net asset value	(0.95)	(0.01)	3.17	1.82	(2.13)
Net asset value, ending	$16.73	$17.68	$17.69	$14.52	$12.70
Total return*	(4.27)%	1.64%	23.74%	16.16%	(13.84%)
Ratios to average net assets: A
Net investment income	1.68%	1.53%	1.07%	1.71%	1.74%
Total expenses	1.03%	1.02%	1.06%	1.09%	1.07%
Expenses before offsets	0.98%	1.02%	1.06%	1.06%	1.06%
Net expenses	0.98%	1.02%	1.06%	1.06%	1.06%
Portfolio turnover	97%	82%	40%	43%	49%
Net assets, ending (in thousands)	$147,614	$92,318	$82,499	$101,203	$89,142

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(z)     Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

127 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS Y SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$17.45	$17.38	$14.25	$12.45	$14.53
Income from investment operations:
Net investment income	0.27	0.23	0.14	0.18	0.24
Net realized and unrealized gain (loss)	(1.05)	0.02	3.15	1.77	(2.30)
Total from investment operations	(0.78)	0.25	3.29	1.95	(2.06)
Distributions from:
Net investment income	(0.13)	(0.18)	(0.16)	(0.15)	(0.02)
Total distributions	(0.13)	(0.18)	(0.16)	(0.15)	(0.02)
Total increase (decrease) in net asset value	(0.91)	0.07	3.13	1.80	(2.08)
Net asset value, ending	$16.54	$17.45	$17.38	$14.25	$12.45
Total return*	(4.52%)	1.41%	23.27%	15.80%	(14.20%)
Ratios to average net assets: A
Net investment income	1.52%	1.27%	0.90%	1.36%	1.56%
Total expenses	1.37%	1.31%	1.41%	1.46%	1.51%
Expenses before offsets	1.22%	1.31%	1.39%	1.39%	1.39%
Net expenses	1.22%	1.31%	1.39%	1.39%	1.39%
Portfolio turnover	97%	82%	40%	43%	49%
Net assets, ending (in thousands)	$20,491	$17,479	$10,367	$7,535	$7,398

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(z)    Per share figures are calculated using the Average Shares Method.
*    Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 128

CALVERT INTERNATIONAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS A SHARES	2015 (z)	2014 (z)	2013 (z)	2012	2011
Net asset value, beginning	$16.42	$15.76	$12.59	$10.57	$12.43
Income from investment operations:
Net investment income	0.14	0.15	0.14	0.13	0.10
Net realized and unrealized gain (loss)	(0.83)	0.66	3.19	2.01	(1.93)
Total from investment operations	(0.69)	0.81	3.33	2.14	(1.83)
Distributions from:
Net investment income	(0.18)	(0.15)	(0.16)	(0.12)	(0.03)
Net realized gain	(0.97)	—	—	—	—
Total distributions	(1.15)	(0.15)	(0.16)	(0.12)	(0.03)
Total increase (decrease) in net asset value	(1.84)	0.66	3.17	2.02	(1.86)
Net asset value, ending	$14.58	$16.42	$15.76	$12.59	$10.57
Total return*	(4.32%)	5.14%	26.70%	20.52%	(14.78%)
Ratios to average net assets: A
Net investment income	0.88%	0.88%	1.04%	1.10%	0.68%
Total expenses	1.69%	1.85%	2.13%	2.35%	2.21%
Expenses before offsets	1.66%	1.66%	1.66%	1.66%	1.66%
Net expenses	1.66%	1.66%	1.66%	1.66%	1.66%
Portfolio turnover	51%	56%	42%	56%	126%
Net assets, ending (in thousands)	$99,908	$50,540	$45,563	$27,406	$24,874

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(z)     Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

129 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT INTERNATIONAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS C SHARES	2015 (z)	2014 (z)	2013 (z)	2012	2011
Net asset value, beginning	$16.08	$15.44	$12.30	$10.32	$12.20
Income from investment operations:
Net investment income (loss)	(0.03)	(0.01)	0.02	0.04	(0.01)
Net realized and unrealized gain (loss)	(0.76)	0.66	3.14	1.95	(1.87)
Total from investment operations	(0.79)	0.65	3.16	1.99	(1.88)
Distributions from:
Net investment income	(0.04)	(0.01)	(0.02)	(0.01)	—
Net realized gain	(0.97)	—	—	—	—
Total distributions	(1.01)	(0.01)	(0.02)	(0.01)	—
Total increase (decrease) in net asset value	(1.80)	0.64	3.14	1.98	(1.88)
Net asset value, ending	$14.28	$16.08	$15.44	$12.30	$10.32
Total return*	(5.09%)	4.20%	25.70%	19.31%	(15.41%)
Ratios to average net assets: A
Net investment income (loss)	(0.18%)	(0.08%)	0.17%	0.30%	(0.13%)
Total expenses	2.72%	2.81%	3.27%	3.65%	3.48%
Expenses before offsets	2.50%	2.50%	2.50%	2.50%	2.50%
Net expenses	2.50%	2.50%	2.50%	2.50%	2.50%
Portfolio turnover	51%	56%	42%	56%	126%
Net assets, ending (in thousands)	$5,030	$4,605	$3,282	$2,363	$1,831

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(z)     Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 130

CALVERT INTERNATIONAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS I SHARES	2015 (z)	2014 (z)	2013 (z)	2012	2011
Net asset value, beginning	$16.19	$15.54	$12.37	$10.36	$12.17
Income from investment operations:
Net investment income	0.19	0.20	0.25	0.21	0.15
Net realized and unrealized gain (loss)	(0.80)	0.66	3.10	1.93	(1.88)
Total from investment operations	(0.61)	0.86	3.35	2.14	(1.73)
Distributions from:
Net investment income	(0.23)	(0.21)	(0.18)	(0.13)	(0.08)
Net realized gain	(0.97)	—	—	—	—
Total distributions	(1.20)	(0.21)	(0.18)	(0.13)	(0.08)
Total increase (decrease) in net asset value	(1.81)	0.65	3.17	2.01	(1.81)
Net asset value, ending	$14.38	$16.19	$15.54	$12.37	$10.36
Total return*	(3.86)%	5.58%	27.43%	20.89%	(14.32%)
Ratios to average net assets: A
Net investment income	1.22%	1.24%	1.76%	1.76%	1.11%
Total expenses	1.15%	1.18%	1.43%	1.70%	1.54%
Expenses before offsets	1.15%	1.18%	1.20%	1.20%	1.20%
Net expenses	1.15%	1.18%	1.20%	1.20%	1.20%
Portfolio turnover	51%	56%	42%	56%	126%
Net assets, ending (in thousands)	$40,833	$32,079	$24,130	$8,771	$4,174

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(z)     Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

131 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT INTERNATIONAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS Y SHARES	2015 (z)	2014 (z)	2013 (z)	2012	2011
Net asset value, beginning	$15.68	$15.03	$11.94	$10.00	$11.72
Income from investment operations:
Net investment income	0.14	0.11	0.18	0.15	0.13
Net realized and unrealized gain (loss)	(0.77)	0.70	3.03	1.90	(1.83)
Total from investment operations	(0.63)	0.81	3.21	2.05	(1.70)
Distributions from:
Net investment income	(0.09)	(0.16)	(0.12)	(0.11)	(0.02)
Net realized gain	(0.97)	—	—	—	—
Total distributions	(1.06)	(0.16)	(0.12)	(0.11)	(0.02)
Total increase (decrease) in net asset value	(1.69)	0.65	3.09	1.94	(1.72)
Net asset value, ending	$13.99	$15.68	$15.03	$11.94	$10.00
Total return*	(4.11%)	5.40%	27.06%	20.69%	(14.52%)
Ratios to average net assets: A
Net investment income	0.92%	0.68%	1.31%	1.36%	1.04%
Total expenses	1.42%	1.48%	1.90%	2.49%	2.68%
Expenses before offsets	1.41%	1.41%	1.41%	1.41%	1.41%
Net expenses	1.41%	1.41%	1.41%	1.41%	1.41%
Portfolio turnover	51%	56%	42%	56%	126%
Net assets, ending (in thousands)	$33,299	$16,536	$5,138	$1,638	$1,519

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(z)     Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 132

CALVERT SMALL CAP FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS A SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$22.98	$24.58	$19.36	$15.15	$15.55
Income from investment operations:
Net investment income (loss)	0.04	(0.07)	(0.01)	0.20	0.02
Net realized and unrealized gain (loss)	1.80	1.19	6.02	4.05	(0.42)
Total from investment operations	1.84	1.12	6.01	4.25	(0.40)
Distributions from:
Net investment income	**	—	(0.25)	(0.04)	—
Net realized gain	(2.78)	(2.72)	(0.54)	—	—
Total distributions	(2.78)	(2.72)	(0.79)	(0.04)	—
Total increase (decrease) in net asset value	(0.94)	(1.60)	5.22	4.21	(0.40)
Net asset value, ending	$22.04	$22.98	$24.58	$19.36	$15.15
Total return*	8.18%	4.69%	32.42%	28.12%	(2.56%)
Ratios to average net assets: A
Net investment income (loss)	0.19%	(0.28%)	(0.05%)	1.13%	0.13%
Total expenses	1.52%	1.61%	1.67%	1.78%	1.81%
Expenses before offsets	1.37%	1.53%	1.67%	1.69%	1.69%
Net expenses	1.37%	1.53%	1.67%	1.69%	1.69%
Portfolio turnover	59%	103%	82%	3%	9%
Net assets, ending (in thousands)	$154,728	$134,128	$129,407	$95,189	$81,374

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(z)     Per share figures are calculated using the Average Shares Method.

133 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT SMALL CAP FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,
CLASS C SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$21.12	$22.98	$18.08	$14.25	$14.77
Income from investment operations:
Net investment income (loss)	(0.12)	(0.23)	(0.17)	0.03	(0.15)
Net realized and unrealized gain (loss)	1.66	1.09	5.65	3.80	(0.37)
Total from investment operations	1.54	0.86	5.48	3.83	(0.52)
Distributions from:
Net investment income	—	—	(0.04)	—	—
Net realized gain	(2.78)	(2.72)	(0.54)	—	—
Total distributions	(2.78)	(2.72)	(0.58)	—	—
Total increase (decrease) in net asset value	(1.24)	(1.86)	4.90	3.83	(0.52)
Net asset value, ending	$19.88	$21.12	$22.98	$18.08	$14.25
Total return*	7.38%	3.81%	31.35%	26.88%	(3.52%)
Ratios to average net assets: A
Net investment income (loss)	(0.56%)	(1.06%)	(0.86%)	0.19%	(0.87%)
Total expenses	2.36%	2.38%	2.49%	2.64%	2.74%
Expenses before offsets	2.12%	2.31%	2.49%	2.64%	2.69%
Net expenses	2.12%	2.31%	2.49%	2.64%	2.69%
Portfolio turnover	59%	103%	82%	3%	9%
Net assets, ending (in thousands)	$15,887	$14,156	$13,726	$9,907	$8,618

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(z)     Per share figures are calculated using the Average Shares Method.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 134

CALVERT SMALL CAP FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS I SHARES	2015 (z)	2014 (z)	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$24.14	$25.56	$20.06	$15.80	$16.14
Income from investment operations:
Net investment income	0.16	0.08	0.16	0.35	0.17
Net realized and unrealized gain (loss)	1.90	1.22	6.24	4.21	(0.45)
Total from investment operations	2.06	1.30	6.40	4.56	(0.28)
Distributions from:
Net investment income	(0.08)	—	(0.36)	(0.30)	(0.06)
Net realized gain	(2.78)	(2.72)	(0.54)	—	—
Total distributions	(2.86)	(2.72)	(0.90)	(0.30)	(0.06)
Total increase (decrease) in net asset value	(0.80)	(1.42)	5.50	4.26	(0.34)
Net asset value, ending	$23.34	$24.14	$25.56	$20.06	$15.80
Total return*	8.72%	5.27%	33.43%	29.11%	(1.81%)
Ratios to average net assets: A
Net investment income	0.64%	0.33%	0.71%	1.88%	0.90%
Total expenses	0.91%	0.95%	0.98%	1.03%	1.08%
Expenses before offsets	0.91%	0.92%	0.92%	0.92%	0.92%
Net expenses	0.91%	0.92%	0.92%	0.92%	0.92%
Portfolio turnover	59%	103%	82%	3%	9%
Net assets, ending (in thousands)	$61,669	$54,563	$46,198	$26,129	$17,895

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(z)     Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

135 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT SMALL CAP FUND FINANCIAL HIGHLIGHTS

	YEAR ENDED	PERIOD ENDED
	September 30,
CLASS Y SHARES	2015 (z)	2014 (z)#
Net asset value, beginning	$23.06	$25.36
Income from investment operations:
Net investment income	0.09	0.03
Net realized and unrealized gain (loss)	1.82	0.39
Total from investment operations	1.91	0.42
Distributions from:
Net investment income	(0.01)	—
Net realized gain	(2.78)	(2.72)
Total distributions	(2.79)	(2.72)
Total increase (decrease) in net asset value	(0.88)	(2.30)
Net asset value, ending	$22.18	$23.06
Total return*	8.45%	1.81%
Ratios to average net assets: A
Net investment income	0.39%	0.14% (a)
Total expenses	1.31%	2.20% (a)
Expenses before offsets	1.12%	1.16% (a)
Net expenses	1.12%	1.16% (a)
Portfolio turnover	59%	103%
Net assets, ending (in thousands)	$10,084	$4,406

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
#     From October 18, 2013 inception.
(a)     Annualized.
(z)     Per share figures are calculated using the Average Shares Method.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 136

CALVERT EMERGING MARKETS EQUITY FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,
CLASS A SHARES	2015 (z)	2014 (z)	2013 (z)#
Net asset value, beginning	$13.15	$13.34	$12.00
Income from investment operations:
Net investment income	0.11	0.08	0.13
Net realized and unrealized gain (loss)	(1.92)	0.46	1.34
Total from investment operations	(1.81)	0.54	1.47
Distributions from:
Net investment income	(0.03)	(0.04)	(0.13)
Net realized gain	(0.41)	(0.69)	—
Total distributions	(0.44)	(0.73)	(0.13)
Total increase (decrease) in net asset value	(2.25)	(0.19)	1.34
Net asset value, ending	$10.90	$13.15	$13.34
Total return*	(14.18%)	4.19%	12.30%
Ratios to average net assets: A
Net investment income	0.84%	0.57%	1.16% (a)
Total expenses	2.18%	2.22%	3.03% (a)
Expenses before offsets	1.75%	1.78%	1.78% (a)
Net expenses	1.75%	1.78%	1.78% (a)
Portfolio turnover	66%	95%	74%
Net assets, ending (in thousands)	$23,569	$20,628	$6,337

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(a)    Annualized.
(z)     Per share figures are calculated using the Average Shares Method.
#    From October 29, 2012 inception.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

137 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT EMERGING MARKETS EQUITY FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,
CLASS C SHARES	2015 (z)	2014 (z)	2013 (z)#
Net asset value, beginning	$13.05	$13.34	$12.00
Income from investment operations:
Net investment income (loss)	(0.03)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	(1.87)	0.45	1.37
Total from investment operations	(1.90)	0.40	1.36
Distributions from:
Net investment income	—	—	(0.02)
Net realized gain	(0.41)	(0.69)	—
Total distributions	(0.41)	(0.69)	(0.02)
Total increase (decrease) in net asset value	(2.31)	(0.29)	1.34
Net asset value, ending	$10.74	$13.05	$13.34
Total return*	(14.98%)	3.10%	11.38%
Ratios to average net assets: A
Net investment income (loss)	(0.23%)	(0.41%)	(0.09%) (a)
Total expenses	5.00%	4.36%	100.72% (a)
Expenses before offsets	2.70%	2.78%	2.78% (a)
Net expenses	2.70%	2.78%	2.78% (a)
Portfolio turnover	66%	95%	74%
Net assets, ending (in thousands)	$566	$610	$133

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(a)    Annualized.
(z)     Per share figures are calculated using the Average Shares Method.
#    From October 29, 2012 inception.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 138

CALVERT EMERGING MARKETS EQUITY FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	September 30,
CLASS I SHARES	2015 (z)	2014 (z)	2013 (z)#
Net asset value, beginning	$13.26	$13.49	$12.00
Income from investment operations:
Net investment income	0.14	0.10	0.19
Net realized and unrealized gain (loss)	(1.93)	0.48	1.33
Total from investment operations	(1.79)	0.58	1.52
Distributions from:
Net investment income	(0.07)	(0.12)	(0.03)
Net realized gain	(0.41)	(0.69)	—
Total distributions	(0.48)	(0.81)	(0.03)
Total increase (decrease) in net asset value	(2.27)	(0.23)	1.49
Net asset value, ending	$10.99	$13.26	$13.49
Total return*	(13.92)%	4.49%	12.73%
Ratios to average net assets: A
Net investment income	1.12%	0.78%	1.61% (a)
Total expenses	1.48%	1.42%	1.65% (a)
Expenses before offsets	1.40%	1.42%	1.43% (a)
Net expenses	1.40%	1.42%	1.43% (a)
Portfolio turnover	66%	95%	74%
Net assets, ending (in thousands)	$39,101	$33,721	$33,053

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(a)     Annualized.
(z)     Per share figures are calculated using the Average Shares Method.
#     From October 29, 2012, inception.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

139 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT EMERGING MARKETS EQUITY FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,
CLASS Y SHARES	2015 (z)	2014 (z)	2013 (z)#
Net asset value, beginning	$13.35	$13.48	$12.00
Income from investment operations:
Net investment income	0.12	0.10	0.14
Net realized and unrealized gain (loss)	(1.93)	0.49	1.36
Total from investment operations	(1.81)	0.59	1.50
Distributions from:
Net investment income	(0.03)	(0.03)	(0.02)
Net realized gain	(0.41)	(0.69)	—
Total distributions	(0.44)	(0.72)	(0.02)
Total increase (decrease) in net asset value	(2.25)	(0.13)	1.48
Net asset value, ending	$11.10	$13.35	$13.48
Total return*	(13.96%)	4.51%	12.55%
Ratios to average net assets: A
Net investment income	0.95%	0.78%	1.28% (a)
Total expenses	2.07%	2.24%	18.62% (a)
Expenses before offsets	1.50%	1.53%	1.53% (a)
Net expenses	1.50%	1.53%	1.53% (a)
Portfolio turnover	66%	95%	74%
Net assets, ending (in thousands)	$6,889	$2,320	$440

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(a)    Annualized.
(z)     Per share figures are calculated using the Average Shares Method.
#    From October 29, 2012 inception.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 140

CALVERT CONSERVATIVE ALLOCATION PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS A SHARES	2015 (z)	2014	2013 (z)	2012	2011
Net asset value, beginning	$17.22	$16.88	$16.45	$15.01	$15.17
Income from investment operations:
Net investment income	0.30	0.29	0.38	0.40	0.42
Net realized and unrealized gain (loss)	0.05	0.83	0.74	1.65	(0.13)
Total from investment operations	0.35	1.12	1.12	2.05	0.29
Distributions from:
Net investment income	(0.29)	(0.29)	(0.39)	(0.40)	(0.45)
Net realized gain	(0.69)	(0.49)	(0.30)	(0.21)	—
Total distributions	(0.98)	(0.78)	(0.69)	(0.61)	(0.45)
Total increase (decrease) in net asset value	(0.63)	0.34	0.43	1.44	(0.16)
Net asset value, ending	$16.59	$17.22	$16.88	$16.45	$15.01
Total return*	2.01%	6.78%	7.07%	13.96%	1.86%
Ratios to average net assets: A,B
Net investment income	1.76%	1.71%	2.31%	2.53%	2.65%
Total expenses	0.69%	0.68%	0.68%	0.77%	0.84%
Expenses before offsets	0.44%	0.44%	0.44%	0.44%	0.44%
Net expenses	0.44%	0.44%	0.44%	0.44%	0.44%
Portfolio turnover	8%	17%	31%	26%	22%
Net assets, ending (in thousands)	$112,881	$92,150	$73,305	$53,431	$38,329

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
B     Amounts do not include the activity of the Underlying Funds.
(z)    Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 141

CALVERT CONSERVATIVE ALLOCATION PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS C SHARES	2015 (z)	2014	2013 (z)	2012	2011
Net asset value, beginning	$17.06	$16.74	$16.32	$14.90	$15.10
Income from investment operations:
Net investment income	0.13	0.13	0.21	0.24	0.25
Net realized and unrealized gain (loss)	0.06	0.81	0.74	1.62	(0.14)
Total from investment operations	0.19	0.94	0.95	1.86	0.11
Distributions from:
Net investment income	(0.16)	(0.13)	(0.23)	(0.23)	(0.31)
Net realized gain	(0.69)	(0.49)	(0.30)	(0.21)	—
Total distributions	(0.85)	(0.62)	(0.53)	(0.44)	(0.31)
Total increase (decrease) in net asset value	(0.66)	0.32	0.42	1.42	(0.20)
Net asset value, ending	$16.40	$17.06	$16.74	$16.32	$14.90
Total return*	1.03%	5.71%	6.02%	12.73%	0.67%
Ratios to average net assets: A,B
Net investment income	0.76%	0.73%	1.30%	1.45%	1.47%
Total expenses	1.44%	1.40%	1.44%	1.51%	1.59%
Expenses before offsets	1.44%	1.40%	1.44%	1.51%	1.59%
Net expenses	1.44%	1.40%	1.44%	1.51%	1.59%
Portfolio turnover	8%	17%	31%	26%	22%
Net assets, ending (in thousands)	$29,932	$25,263	$20,675	$15,209	$10,492

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
B     Amounts do not include the activity of the Underlying Funds.
(z)     Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 142

CALVERT MODERATE ALLOCATION PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS A SHARES	2015 (z)	2014	2013	2012	2011
Net asset value, beginning	$19.80	$19.04	$16.89	$14.51	$14.87
Income from investment operations:
Net investment income	0.23	0.20	0.20	0.21	0.15
Net realized and unrealized gain (loss)	(0.04)	1.34	2.14	2.36	(0.29)
Total from investment operations	0.19	1.54	2.34	2.57	(0.14)
Distributions from:
Net investment income	(0.21)	(0.19)	(0.19)	(0.19)	(0.20)
Net realized gain	(0.94)	(0.59)	—	—	—
In excess of net investment income	—	—	—	—	(0.02)
Total distributions	(1.15)	(0.78)	(0.19)	(0.19)	(0.22)
Total increase (decrease) in net asset value	(0.96)	0.76	2.15	2.38	(0.36)
Net asset value, ending	$18.84	$19.80	$19.04	$16.89	$14.51
Total return*	0.86%	8.27%	14.02%	17.89%	(1.03%)
Ratios to average net assets: A,B
Net investment income	1.14%	1.01%	1.12%	1.28%	0.97%
Total expenses	0.67%	0.64%	0.69%	0.72%	0.73%
Expenses before offsets	0.67%	0.64%	0.69%	0.72%	0.73%
Net expenses	0.67%	0.64%	0.69%	0.72%	0.73%
Portfolio turnover	8%	10%	27%	25%	18%
Net assets, ending (in thousands)	$189,372	$172,244	$143,215	$117,550	$95,930

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
B     Amounts do not include the activity of the Underlying Funds.
(z)    Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

143 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT MODERATE ALLOCATION PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS C SHARES	2015 (z)	2014	2013	2012	2011
Net asset value, beginning	$19.19	$18.55	$16.52	$14.26	$14.65
Income from investment operations:
Net investment income	0.07	0.09	0.09	0.09	0.04
Net realized and unrealized gain (loss)	(0.02)	1.26	2.08	2.31	(0.29)
Total from investment operations	0.05	1.35	2.17	2.40	(0.25)
Distributions from:
Net investment income	(0.14)	(0.12)	(0.14)	(0.14)	(0.13)
Net realized gain	(0.94)	(0.59)	—	—	—
In excess of net investment income	—	—	—	—	(0.01)
Total distributions	(1.08)	(0.71)	(0.14)	(0.14)	(0.14)
Total increase (decrease) in net asset value	(1.03)	0.64	2.03	2.26	(0.39)
Net asset value, ending	$18.16	$19.19	$18.55	$16.52	$14.26
Total return*	0.09%	7.44%	13.21%	16.96%	(1.79%)
Ratios to average net assets: A,B
Net investment income	0.37%	0.28%	0.38%	0.55%	0.24%
Total expenses	1.42%	1.38%	1.42%	1.45%	1.48%
Expenses before offsets	1.42%	1.38%	1.42%	1.45%	1.48%
Net expenses	1.42%	1.38%	1.42%	1.45%	1.48%
Portfolio turnover	8%	10%	27%	25%	18%
Net assets, ending (in thousands)	$40,560	$37,326	$31,242	$24,869	$20,842

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
B     Amounts do not include the activity of the Underlying Funds.
(z)    Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 144

CALVERT AGGRESSIVE ALLOCATION PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS A SHARES	2015 (z)	2014 (z)	2013	2012	2011 (z)
Net asset value, beginning	$20.68	$19.38	$16.15	$13.47	$13.94
Income from investment operations:
Net investment income	0.21	0.18	0.11	0.12	0.05
Net realized and unrealized gain (loss)	(0.08)	1.70	3.23	2.68	(0.49)
Total from investment operations	0.13	1.88	3.34	2.80	0.44
Distributions from:
Net investment income	(0.21)	(0.18)	(0.11)	(0.12)	(0.03)
Net realized gain	(1.28)	(0.40)	—	—	—
Total distributions	(1.49)	(0.58)	(0.11)	(0.12)	(0.03)
Total increase (decrease) in net asset value	(1.36)	1.30	3.23	2.68	(0.47)
Net asset value, ending	$19.32	$20.68	$19.38	$16.15	$13.47
Total return*	0.41%	9.85%	20.82%	20.88%	(3.19%)
Ratios to average net assets: A,B
Net investment income	1.04%	0.88%	0.62%	0.80%	0.33%
Total expenses	0.77%	0.76%	0.81%	0.86%	0.86%
Expenses before offsets	0.43%	0.43%	0.43%	0.43%	0.43%
Net expenses	0.43%	0.43%	0.43%	0.43%	0.43%
Portfolio turnover	10%	15%	31%	24%	16%
Net assets, ending (in thousands)	$93,928	$83,009	$72,318	$60,495	$51,103

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
B     Amounts do not include the activity of the Underlying Funds.
(z)     Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

145 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS

CALVERT AGGRESSIVE ALLOCATION PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,
CLASS C SHARES	2015 (z)	2014 (z)	2013	2012	2011 (z)
Net asset value, beginning	$18.71	$17.71	$14.89	$12.57	$13.18
Income from investment operations:
Net investment income	(0.01)	(0.06)	(0.05)	(0.07)	(0.14)
Net realized and unrealized gain (loss)	(0.07)	1.58	2.93	2.50	(0.44)
Total from investment operations	(0.08)	1.52	2.88	2.43	(0.58)
Distributions from:
Net investment income	(0.14)	(0.12)	(0.06)	(0.11)	(0.03)
Net realized gain	(1.28)	(0.40)	—	—	—
Total distributions	(1.42)	(0.52)	(0.06)	(0.11)	(0.03)
Total increase (decrease) in net asset value	(1.50)	1.00	2.82	2.32	(0.61)
Net asset value, ending	$17.21	$18.71	$17.71	$14.89	$12.57
Total return*	(0.72%)	8.66%	19.39%	19.43%	(4.45%)
Ratios to average net assets: A,B
Net investment income	(0.05%)	(0.30%)	(0.61%)	(0.46%)	(0.93%)
Total expenses	1.55%	1.53%	1.63%	1.69%	1.70%
Expenses before offsets	1.55%	1.53%	1.63%	1.69%	1.70%
Net expenses	1.55%	1.53%	1.63%	1.69%	1.70%
Portfolio turnover	10%	15%	31%	24%	16%
Net assets, ending (in thousands)	$16,400	$14,557	$11,234	$8,381	$7,229

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
B     Amounts do not include the activity of the Underlying Funds.
(z)     Per share figures are calculated using the Average Shares Method.
*     Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS 146

To Open an Account:
800-368-2748
Performance and Prices:
www.calvert.com
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Service for Existing Accounts:
Shareholders 800-368-2745
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Bethesda, MD 20814
Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
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PRINCIPAL UNDERWRITER
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:
Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this Prospectus by reference.
You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:
Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745
Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:
www.calvert.com
You can review and copy information about the Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.
The Funds enter into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Funds. Shareholders of the Funds are not parties to, or third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders of the Funds.
Neither this Prospectus, the SAI nor any document filed as an exhibit to the Funds’ registration statement is intended to give rise to any agreement or contract between a Fund and any shareholder, or give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.
Investment Company Act file:
No. 811-03334 Calvert Social Investment Fund (Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)
No. 811- 06563 Calvert World Values Fund, Inc. (Calvert International Equity Fund, Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund)
No. 811-10045 Calvert Impact Fund, Inc. (Calvert Small Cap Fund) No. 811-22212

Printed on recycled paper using soy inks

Calvert Investments®
SUPPLEMENT TO:
CALVERT WORLD VALUES FUND, INC.
Calvert Capital Accumulation Fund
Calvert International Equity Fund
Calvert International Opportunities Fund
Calvert Emerging Markets Equity Fund
STATEMENT OF ADDITIONAL INFORMATION
February 1, 2017
Date of Supplement: February 1, 2017
The information in this Supplement updates information in the Statement of Additional Information, supersedes any contrary information included therein or in any prior supplement, and should be read in conjunction with the Statement of Additional Information.

Calvert Investment Management, Inc. (“Calvert” or the “Adviser”), Calvert Investment Distributors, Inc. (“CID”), Calvert Investment Administrative Services, Inc. (“CIAS”) and Calvert Investment Services, Inc.(“CIS”) currently serve as the investment adviser, principal underwriter, administrative services agent and shareholder servicing agent, respectively, to each Fund.

On October 20, 2016, Calvert and Calvert’s indirect parent company, Ameritas Holding Company, entered into an Asset Purchase Agreement (the “Agreement”) with Eaton Vance Management (“Eaton Vance”), a newly-formed subsidiary of Eaton Vance to operate as Calvert Research and Management (“CRM”), and other parties, pursuant to which CRM has agreed to acquire, subject to the terms and conditions set forth in the Agreement, the business assets of Calvert (the “Transaction”).  Completion of the Transaction is subject to Calvert Fund shareholder approvals of new investment advisory agreements with New CRM and certain other matters, among other conditions, and is currently expected to occur by the end of 2016 or early 2017.

The following information is effective until such time as the Transaction is completed; provided that the information concerning the Fund Board set forth in Section I below will remain effective until such time as Proposal I described in the proxy statement dated November 3, 2016 relating to the election of a consolidated Fund board is approved by shareholders.

I.	Directors and Officers. The following replaces the information under “DIRECTORS AND OFFICERS”:

Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
INDEPENDENT DIRECTORS
REBECCA L. ADAMSON AGE: 66	Director	2005	President of the national non-profit, First People’s Worldwide, formerly First Nations Financial Project. Founded by her in 1980, First People’s Worldwide is the only American Indian alternative development institute in the country.	20	• Bay & Paul Foundation
RICHARD L. BAIRD, JR. AGE: 67	Director & Chair	2005	Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	27	• None
JOHN G. GUFFEY, JR. AGE: 67	Director	1992	President of Aurora Press Inc., a privately held publisher of trade paperbacks.	27	• Ariel Funds (3) (asset management) (through 12/31/11) • Calvert Social Investment Foundation • Calvert Ventures, LLC
MILES D. HARPER, III AGE: 53	Director	2005	Partner, Carr Riggs & Ingram (public accounting firm) since September 2013. Partner, Gainer Donnelly & Desroches (public accounting firm)(now Carr Riggs & Ingram), 1999-2013.	20	• Bridgeway Funds (14) (asset management)
JOY V. JONES AGE: 65	Director	2005	Attorney.	20	• Director, Conduit Street Restaurants SUD 2 Limited • Director, Palm Management Corporation
TERRENCE J. MOLLNER, Ed.D. AGE: 71	Director	1992	Founder, Chairperson and President of Trusteeship Institute, Inc., an educational organization focused on the personal skills and organizations described in Dr. Mollner’s book, The Love Skill: We Are Mastering the 7 Layers of Human Maturity, particularly businesses that freely chose to give priority to the common good. Chairperson, Stakeholders Capital, Inc., an asset management firm and financial services provider.	20	• Calvert Social Investment Foundation • Ben & Jerry’s Homemade, Inc. (food products)
SYDNEY A. MORRIS AGE: 66	Director	2005	The Rev. Dr. Morris is a Unitarian Universalist minister.	20	• None

Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
INTERESTED DIRECTORS
D. WAYNE SILBY, Esq.* AGE: 67	Director	1992	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility.	27
•   Ameritas Mutual Holding Company (insurance)
•   Calvert Social Investment Foundation
•   ImpactAssets, Inc. (asset management)
•   Committee for the Future (charitable supporting organization)
•   Syntao.com China (HK) (sustainability consulting)
•   The ICE Organization (environmental services)

JOHN H. STREUR* AGE: 56	Director & President	2015	President and Chief Executive Officer of Calvert Investments, Inc. (since January 2015) and Chief Compliance Officer for the Advisor and Calvert Investment Distributors, Inc. (since August 10, 2015); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).	40
• Portfolio 21 Investments, Inc. (asset management)(through October 2014)
• Managers Investment Group LLC (asset management)(through January 2012)
• The Managers Funds (asset management) (through January 2012)
• Managers AMG Funds (asset management) (through January 2012)
• Calvert Social Investment Foundation

* Mr. Silby is an interested person of the Funds since he is a Director of the parent company of each Fund’s Adviser.  Mr. Streur is an interested person of the Funds since he is an Officer and Director of each Fund’s Adviser and certain affiliates.
The address of the Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC  20009.  As of December 31, 2015, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.
Additional Information about the Directors
The Board believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors lead to the conclusion that the Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board believes that the Directors’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, Subadvisors, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Directors, support this conclusion.  The Board has also considered the contributions that each Director can make to the Board and the Funds.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Director:  Ms. Adamson, experience as a president of a non-profit organization and experience as a board member of a private foundation; Mr. Baird, experience as a chief executive officer of a non-profit corporation; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Mr. Harper, experience as a partner of a public accounting firm and experience as a board member of a mutual fund complex; Ms. Jones, legal experience and experience as a director of a private foundation; Mr. Mollner, experience as a board member of various organizations; Rev. Dr. Morris, ecclesiastical leadership experience; Mr. Silby, experience as a director and officer of private companies and experience as a board member of various organizations; and Mr. Streur, leadership roles within the Advisor and certain of its affiliates, and experience building and managing investment management firms.  References to the experience, qualifications, attributes and/or skills of the Directors are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Director as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Director or on the Board by reason thereof
Board Structure
The Board is responsible for overseeing the management and operations of the Funds.  The Board consists of seven Independent Directors and two Directors who are interested persons of the Funds.  Richard L. Baird, Jr., who is an Independent Director, serves as Chairperson of the Board.  The Board has five standing Committees:  the Governance Committee, the Audit Committee, the Social Committee, the Investment Performance Oversight Committee and the Special Equities Committee.  Each of the Governance, Audit, Social and Investment Performance Oversight Committees is chaired by an Independent Director.  In addition, each of the Governance and Audit Committees is composed solely of Independent Directors.
Through the Governance and Audit Committees, the Independent Directors consider and address important matters involving the Funds, including those presenting conflicts or potential conflicts of interest for Fund management.  The Independent Directors also regularly meet outside the presence of Fund management and are advised by independent legal counsel.  The Board has determined that its committees help ensure that the Funds have effective and independent governance and oversight.  The Board has also determined that its leadership structure is appropriate given the Advisor’s sponsorship of the Funds and that investors have selected the Advisor to provide overall management to the Funds.  The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Directors from Fund management.
The Governance Committee addresses matters of fund governance, including policies on Director compensation and on Board and Committee structure and responsibilities. The functions of the Governance Committee of the Board also include those of a nominating committee, e.g., the initiation and consideration of nominations for the appointment or election of independent Directors of the Board.  These matters were addressed in meetings held five times in the past fiscal year.  The current members of this Committee are Rev. Dr. Morris and Messrs. Baird and Harper, each an Independent Director.
The Audit Committee approves and recommends to the Board independent public accountants to conduct the annual audit of each Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services.  In addition, the Audit Committee meets with each Fund’s independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. The Audit Committee is responsible for fair valuation of Special Equities investments and also oversees Calvert’s High Social Impact Investments program and Fund purchases of Community Investment Notes issued by the Calvert Social Investment Foundation. This Committee met eleven times in the past fiscal year. The current members of this Committee are Ms. Jones and Messrs. Baird, Harper and Mollner, each an Independent Director.
The Social Committee addresses matters relating to the responsible investment criteria used by the Funds and their application. This Committee met five times in the past fiscal year.  The current members of this Committee are Mses. Adamson and Jones, Rev. Dr. Morris and Mr. Streur. With the exception of Mr. Streur, the members of this Committee are Independent Directors.
The Investment Performance Oversight Committee oversees the Funds’ investment performance, including the performance of the Funds’ subadvisors. This Committee met five times in the past fiscal year.  The current members of this Committee are Ms. Adamson and Messrs. Guffey, Silby and Streur. With the exceptions of Messrs. Silby and Streur, the members of this Committee are Independent Directors.
The Special Equities Committee oversees the Funds’ Special Equities program, including review and selection of the social venture capital investments. This Committee met ten times in the past fiscal year. The current members of this Committee are Messrs. Baird, Guffey, Mollner and Silby.  With the exceptions of Mr. Silby, the members of this Committee are Independent Directors.

The Board has retained Broadridge to provide the Board with an independent analysis of investment performance and expenses for each Fund, in connection with the Board’s annual consideration of the renewal of the Funds’ investment advisory, subadvisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.

Board Oversight of Risk
An integral part of the Board’s overall responsibility for overseeing the management and operations of the Funds is the Board’s oversight of the risk management of the Funds’ investment programs and business affairs.  The Funds are subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Funds, the Advisor, the Subadvisors and other service providers to the Funds have implemented various processes, procedures and controls to identify and address risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.
The Board exercises oversight of the risk management process primarily through the Audit and Investment Performance Oversight Committees, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board requires management of the Advisor and the Funds, including the Funds’ Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and the Audit Committee receive regular reports from the Funds’ independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Directors meet with the Funds’ CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Funds’ CCO regarding the operation of the compliance policies and procedures of each Fund and its primary service providers.  The Board and the Investment Performance Oversight Committee also receive regular reports from the Advisor on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Funds’ securities.  The Board also receives reports from the Funds’ primary service providers, including the Subadvisors, regarding their operations as they relate to the Funds.
Directors’ Ownership of Fund Shares
The Directors owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2015:
CAPITAL ACCUMULATION FUND

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Director in Calvert Family of Funds
Independent Directors
Rebecca Adamson	$10,001-$50,000	>$100,000
Richard L. Baird, Jr.	None	>$100,000
John G. Guffey, Jr.	$50,001-$100,000	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	>$100,000	>$100,000
Terrence J. Mollner	$1-$10,000	$50,001-$100,000
Sydney A. Morris	None	$50,001-$100,000
Interested Directors
D. Wayne Silby, Esq.	$10,001-$50,000	>$100,000
John H. Streur	None	>$100,000

INTERNATIONAL EQUITY FUND

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Director in Calvert Family of Funds
Independent Directors
Rebecca Adamson	$10,001-$50,000	>$100,000
Richard L. Baird, Jr.	$10,001-$50,000	>$100,000
John G. Guffey, Jr.	$50,001-$100,000	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	$10,001-$50,000	>$100,000
Terrence J. Mollner	$1-$10,000	$50,001-$100,000
Sydney A. Morris	None	$50,001-$100,000
Interested Directors
D. Wayne Silby, Esq.	None	>$100,000
John H. Streur	None	>$100,000

INTERNATIONAL OPPORTUNITIES FUND

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Director in Calvert Family of Funds
Independent Directors
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	$10,001-$50,000	>$100,000
John G. Guffey, Jr.	$50,001-$100,000	>$100,000
Miles D. Harper, III	$1-$10,000	>$100,000
Joy V. Jones	$1-$10,000	>$100,000
Terrence J. Mollner	$1-$10,000	$50,001-$100,000
Sydney A. Morris	None	$50,001-$100,000
Interested Directors
D. Wayne Silby, Esq.	$50,001-$100,000	>$100,000
John H. Streur	None	>$100,000
EMERGING MARKETS EQUITY FUND

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Director in Calvert Family of Funds
Independent Directors
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	None	>$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner	None	$50,001-$100,000
Sydney A. Morris	None	$50,001-$100,000
Interested Directors
D. Wayne Silby, Esq.	>$100,000	>$100,000
John H. Streur	None	>$100,000

Directors’ Compensation
Director Compensation Table
Calvert World Values Fund, Inc.
The following table (unaudited numbers) sets forth information describing the compensation of each Director for his/her services to the Funds for the Funds’ most recent fiscal year ended September 30, 2015 and to all of the portfolios in the Fund Complex.  Each Fund within Calvert World Values Fund, Inc. is responsible for a proportionate share of these payments.

Name of Person, Position	Aggregate Compensation From Funds (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Total Compensation From Funds and Fund Complex Paid to Directors***
Rebecca Adamson** (Director)	$9,698	$1469	$72,500
Richard L. Baird, Jr.** (Director & Chair)	$11,755	$3,804	$159,750
John Guffey, Jr.** (Director)	$10,015	$1,381	$132,750
Miles D. Harper, III** (Director)	$10,132	$10,132	$75,750
Joy V. Jones** (Director)	$10,232	$6,047	$76,360
Terrence J. Mollner, Ed.D** (Director)	$9,710	$2,233	$74,241
Sydney A. Morris** (Director)	$10,343	$785	$77,250
D. Wayne Silby, Esq.*,** (Director)	$10,754	$813	$134,150
John H. Streur* (Director & President)	$0	$0	$0

*Mr. Silby is an interested person of the Funds since he is a Director of the parent company of the Advisor. Mr. Streur is an interested person of the Funds since he is an Officer and Director of the Advisor and certain affiliates.
**Mses. Adamson and Jones, Rev. Dr. Morris and Messrs. Baird, Guffey, Harper, Mollner and Silby have chosen to defer a portion of their compensation. As of September 30, 2015, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $228,163; $954,963; $116,608; $993,097; $557,424; $918,516; $71,516; and $1,003,799, for each of them, respectively.
***As of September 30, 2015, the Fund Complex consisted of forty (40) Funds, and as of February 1. 2016, forty-two (42) Funds.
Directors not employed by the Advisor or its affiliates may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any Calvert Fund through the Directors’ Deferred Compensation Plan. Management believes this will have a negligible effect on each Fund’s assets, liabilities, net assets, and net income per share.

II.	Investment Adviser and Subadvisors. The following replaces the narrative information under “INVESTMENT ADVISER AND SUBADVISORS”:
The Funds’ Investment Advisor is Calvert Investment Management, Inc. (“Calvert” or the “Advisor”), a subsidiary of Calvert Investments, Inc., which is a subsidiary of Ameritas Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Funds, the Advisor provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of the Board. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates. The Funds pay all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Funds, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

Under the Investment Advisory Agreement, for services provided to the Capital Accumulation Fund, the Advisor receives an annual fee, payable monthly, of 0.65% of the Fund’s average daily net assets. For services provided to the International Equity Fund, the Advisor receives an annual fee, payable monthly, of 0.75% of the Fund’s average daily net assets up to and including $250 million, 0.725% of the next $250 million, and 0.675% on assets in excess of $500 million. For services provided to the International Opportunities Fund, the Advisor receives an annual fee, payable monthly, of 0.75% of the Fund’s average daily net assets. For services provided to the Emerging Markets Equity Fund, the Advisor receives an annual fee, payable monthly, of 0.95% of the Fund’s average daily net assets. The investment advisory fee for a Fund includes the cost of evaluating investments according to that Fund’s responsible investment criteria.
The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees or reimburse expenses of the Fund, except as noted in the Fund’s Prospectus. Investment advisory fees are allocated among classes as a Fund-level expense based on net assets.
The advisory fees paid to the Advisor by the Funds for the past three fiscal years were as follows:

	2013	2014	2015
Capital Accumulation Fund	$2,029,599	$2,632,849	$3,019,915
International Equity Fund	$2,403,601	$2,878,134	$2,822,908
International Opportunities Fund	$469,065	$717,239	$1,105,090
Emerging Markets Equity Fund	$234,687	$504,435	$650,618
During the 2013, 2014 and 2015 fiscal years, the Advisor voluntarily waived fees in International Opportunities Fund of $11,266, $4,106 and $34,305, respectively.
Subadvisors
Advisory Research, Inc. (“ARI”) is a Delaware corporation.  ARI is a wholly owned subsidiary of Piper Jaffray & Co.  ARI receives a subadvisory fee, paid by the Advisor, of 0.53% of the average daily net assets of the International Opportunities Fund up to and including $500 million and 0.44% of assets in excess of $500 million.
Trilogy Global Advisors, LP (“Trilogy”) is a Delaware limited partnership.  Affiliated Managers Group, Inc., a publicly traded asset management company, holds a majority equity interest in Trilogy.  The remaining equity interests are held by Trilogy employees.  Trilogy receives a subadvisory fee, paid by the Advisor, of 0.53% of the average daily net assets of the International Opportunities Fund up to and including $500 million and 0.44% of assets in excess of $500 million.
Hermes Investment Management Limited (“Hermes”) is a wholly owned subsidiary of Hermes Fund Managers Limited, which is 100% owned by BriTel Fund Trustees Limited.  Hermes receives a subadvisory fee, paid by the Advisor, of 0.65% of the average daily net assets of the Emerging Markets Equity Fund. Hermes may voluntarily waive a portion of its subadvisory fee from time to time, and any such waiver may be discontinued at any time.
The Advisor and each Fund have received an exemptive order to permit it and the Advisor to enter into and materially amend the respective Investment Subadvisory Agreement (entered into with any subadvisor that is not an “affiliated person,” as defined in Section 2(a)(3) of the 1940 Act) without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any material change in the Investment Subadvisory Agreement, the affected Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect

III.	Portfolio Manager Disclosure. The following information replaces the information under “PORTFOLIO MANAGER DISCLOSURE”:

A. Other Accounts Managed by Portfolio Managers of the Fund
The following Portfolio Managers of the Funds are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager.  The “Other Accounts” category includes accounts managed in the Portfolio Manager’s personal as well as professional capacities.
CAPITAL ACCUMULATION FUND
Calvert: Joshua Linder, CFA

Accounts Managed (not including Capital Accumulation Fund) as of April 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	8	5	5
Total Assets in Other Accounts Managed	$2,231,840,724	$247,622,838	$43,065,485
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert: Christopher Madden, CFA

Accounts Managed (not including Capital Accumulation Fund) as of April 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	6	0	5
Total Assets in Other Accounts Managed	$1,753,094,245	$0	$43,065,485
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert: Kurt Moeller, CFA

Accounts Managed (not including Capital Accumulation Fund) as of April 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	0	5
Total Assets in Other Accounts Managed	$1,323,056,946	$0	$43,065,485
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert: Jade Huang

Accounts Managed (not including Capital Accumulation Fund) as of April 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	6	0	5
Total Assets in Other Accounts Managed	$1,753,094,245	$0	$43,065,485
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

INTERNATIONAL EQUITY FUND
Calvert: Joshua Linder, CFA

Accounts Managed (not including International Equity Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	0	0
Total Assets in Other Accounts Managed	$1,090,577,511	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert: Christopher Madden, CFA

Accounts Managed (not including International Equity Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert: Kurt Moeller, CFA

Accounts Managed (not including International Equity Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert: Jade Huang

Accounts Managed (not including International Equity Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

INTERNATIONAL OPPORTUNITIES FUND
ARI: Drew Edwards

Accounts Managed (not including International Opportunities Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	4	13
Total Assets in Other Accounts Managed	$221,268,000,000	$94,478,000	$1,099,897,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$39,300,000
ARI: Marco P. Priani, CFA, CPA, FRM

Accounts Managed (not including International Opportunities Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	4	13
Total Assets in Other Accounts Managed	$221,268,000,000	$94,478,000	$1,099,897,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$39,300,000
Trilogy: William Sterling, Ph.D.

Accounts Managed (not including International Opportunities Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	12	33
Total Assets in Other Accounts Managed	$101,211,245	$2,218,507,187	$6,505,170
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	10	4
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$768,957,982	$915,803,948
Trilogy: Gregory J. Gigliotti

Accounts Managed (not including International Opportunities Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	1	3	23
Total Assets in Other Accounts Managed	$13,571,818	$338,188,642	$4,132,608,942
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	1	3
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$132,806,363	$804,721,261
Trilogy: Jessica Reuss, CFA

Accounts Managed (not including International Opportunities Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	1	0	0
Total Assets in Other Accounts Managed	$21,318,653	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Trilogy: David Runkle, Ph.D., CFA

Accounts Managed (not including International Opportunities Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	1	1	0
Total Assets in Other Accounts Managed	$21,318,653	$2,639,762	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
EMERGING MARKETS EQUITY FUND
Hermes: Gary Greenberg, CFA

Accounts Managed (not including Emerging Markets Equity Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	1	1
Total Assets in Other Accounts Managed	$0	$556,753,000	$1,026,065,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Hermes: Elena Tedesco, CFA

Accounts Managed (not including Emerging Markets Equity Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

B. The following replaces “Potential Conflicts of Interest in Managing a Fund and Other Account:

The following describes material conflicts of interest, which may potentially arise in connection with the management of a Fund’s investments by a Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Funds” above.
CAPITAL ACCUMULATION FUND AND INTERNATIONAL EQUITY FUND
Calvert: Joshua Linder, CFA; Christopher Madden, CFA; Kurt Moeller, CFA; and Jade Huang
Because the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The Portfolio Managers for the Funds are aware of and abide by the Advisor’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. The Fund relies on a pro rata allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment. In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

INTERNATIONAL OPPORTUNITIES FUND
ARI: Drew Edwards and Marco P. Priani, CFA, CPA, FRM
The management of multiple funds and/or other accounts may result in a Portfolio Manager devoting unequal time and attention to the management of a Fund and/or other account. Most other accounts managed by a Portfolio Manager are managed using the same investment models that are used in connection with the management of the Fund. ARI has adopted a policy to provide for fair and equitable treatment of all client accounts, and periodically reviews such policy.
If a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Subadvisor has adopted procedures for allocating portfolio transactions across multiple accounts.
The Subadvisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which the Subadvisor acts as advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Subadvisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.
The Subadvisor has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Trilogy: William Sterling, Ph.D., Gregory J. Gigliotti, Jessica Reuss, CFA and David Runkle, Ph.D., CFA
Trilogy manages multiple accounts, which may have similar investment strategies, guidelines and objectives, and may track the same benchmark as other accounts.  These other accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective pools.  Some accounts may have fee structures different from other accounts, which may include having a performance fee, and this may create an incentive to favor such account with certain trades.  Trilogy’s management of such other accounts may create potential conflicts of interest regarding allocation of investment opportunities, cross trading and the aggregation and allocation of trades.  In addition, there are some circumstances, for example where an account has different guidelines, where Trilogy may make opposing investment decisions for one or more other accounts.  In accordance with its fiduciary duties to all of its clients, Trilogy has adopted compliance policies and procedures designed to manage these conflicts and to treat all of its clients fairly and equitably.  Trilogy periodically reviews its accounts to verify consistency with its policies and procedures. Trilogy and/or its employees and certain other related persons may from time to time buy, sell or hold securities or other investment vehicles that Trilogy also buys, sells or holds on behalf of client accounts.  Trilogy has adopted policies and procedures designed to minimize potential conflicts of interest arising from such activity.
Trilogy’s policy is to seek best execution on behalf of its clients, and chooses the brokers used for portfolio transactions with this goal in mind. Subject to obtaining best execution, Trilogy may execute client transactions with broker-dealers who provide investment research products and/or services, and who may charge a higher commission rate than may be available from another broker.  Trilogy will make a good faith determination that the amount of commission and other fees paid to any broker that provides research is reasonable in relation to the value of all brokerage and research services provided by the broker-dealer, viewed in terms of the particular transaction or Trilogy’s overall responsibilities to its clients.  Research obtained from any particular broker-dealer may be used to service some or all of Trilogy’s client accounts, but are not restricted to use only for those accounts paying such broker-dealer.  Certain accounts may benefit disproportionately from research provided by brokers based on the relative amounts of commissions paid by each account.

EMERGING MARKETS EQUITY FUND
Hermes: Gary Greenberg, CFA and Elena Tedesco, CFA
Because the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. Hermes has taken steps to address potential conflicts of interest from managing more than one account.  Note that the focus of the Hermes Emerging Markets Team, of which Mr. Greenberg is a member, is purely on emerging markets equity management. All accounts managed by the team follow the same underlying investment philosophy and are managed in a similar manner.
Trades are allocated to accounts in line with investment guidelines, ensuring all investment restrictions are considered. Trades follow a strict dealing procedure and are allocated fairly and on the exact same basis as the intended allocation recorded on the dealing ticket. For clients with similar mandates, Hermes may aggregate a client order with an order or orders for other clients if it is likely that the aggregation will work overall to the advantage of all clients whose order is aggregated.  In the event of only being able to partially fill an aggregated order, allocation will occur on a reduced pro rata basis, unless allocation becomes uneconomic for a client. When it is no longer in the client’s interest to receive the reduced allocation, Hermes may eliminate those clients from the allocation and reallocate the remaining part of the order on a rotational basis to the remaining clients so that there is no systemic bias for or against a client or clients.
Hermes’ general principles for preventing conflicts of interest are as follows:

•
Hermes endeavors always to act professionally and independently with the client’s best interests in mind, and to take all reasonable steps to identify circumstances that may give rise to conflicts of interest entailing a material risk of damage to the client’s interests.

•	Hermes establishes appropriate mechanisms and systems to manage those conflicts.

•	Hermes maintains systems designed to prevent actual damage to client interests through any identified conflicts.
Where appropriate internal measures designed to manage conflicts of interest are considered insufficient to mitigate, with reasonable confidence, risks of damage to a client’s interests, Hermes will disclose the general or specific nature of these conflicts of interest openly to the client or clients concerned.

C.	The following replaces the information under “Portfolio Manager Disclosure - Compensation of Portfolio Managers of the Fund”:

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Fund, the Advisor or Subadvisor (if any) of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Funds” above.

CAPITAL ACCUMULATION FUND AND INTERNATIONAL EQUITY FUND
Calvert: Joshua Linder, CFA; Christopher Madden, CFA; Kurt Moeller, CFA; and Jade Huang

Compensation with Respect to Management of International Equity Fund and Other Accounts as of December 31, 2015
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert
Paid annually. Based on quantitative formula linked to net sales of Calvert Funds; investment performance of Calvert Funds; and achievement of individualized strategic objectives established for the investment professional. For an incentive to be paid out under the net sales portion of the formula, an identified threshold level must be met. The investment performance portion of the formula focuses on the investment results of Calvert strategies (gross of fees) relative to passive benchmarks. Investment performance will be based on two timeframes which will be weighted equally at 50%. Short-term performance will be based on one-year actual fund results compared to benchmarks that will be established on a fund by fund basis at the beginning of the year. Respectively, long-term performance will be based similarly but will cover a 2-year time period. Strategies will be equal weighted. Fixed Income portfolio managers’ performance is weighted more heavily on the investment performance of fixed income strategies, and Equity portfolio managers’ performance is weighted more heavily on the investment performance of equity strategies, however the performance of all strategies (including asset allocation, passive and sub-advised strategies) factor into the calculation for all portfolio managers, and for all Calvert employees. The incentive plan is overseen by the Board of Directors of Calvert Investments, Inc., consisting of John H. Steur (Calvert President and CEO), Vicki L. Benjamin (Calvert CFO, COO and Executive Vice President), William Lester (Executive Vice President Finance/Investments and Corporate Treasurer of Ameritas Mutual Holding Company) and JoAnn Martin (President and CEO of Ameritas Mutual Holding Company), subject to ultimate oversight of Calvert’s parent company, Ameritas Mutual Holding Company.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A
INTERNATIONAL OPPORTUNITIES FUND
ARI: Drew Edwards and Marco P. Priani, CFA, CPA, FRM

Compensation with Respect to Management of International Opportunities Fund and Other Accounts as of September 30, 2015
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	ARI
ARI believes that Portfolio Manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio Managers are compensated with competitive salaries, annual bonuses that are based on overall job performance and retirement benefits. This compensation structure is designed to align the best interests of its clients with the management of the portfolio.

Bonus (cash)	ARI	Bonuses are discretionary and determined by ARI’s CEO. The success of ARI and the individual employees’ contribution to that success is the primary determinant of incentive compensation.
Deferred Compensation	ARI	A 401k match is offered to all employees upon meeting certain employment requirements.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	ARI
As part of ARI’s merger with Piper Jaffray & Co. (“PJC”) in early 2010, PJC stock (with a vesting schedule over 5 years) was gifted to key employees, including Portfolio Managers, as a retention bonus. Going forward, equity ownership is expected to be part of ARI’s long term succession efforts to all employees.

Trilogy: William Sterling, Ph.D., Gregory J. Gigliotti, Jessica Reuss, CFA and David Runkle, Ph.D., CFA

Compensation with Respect to Management of International Opportunities Fund and Other Accounts as of September 30, 2015
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Trilogy
The base salary portion of total compensation for portfolio managers represents a relatively small portion of total compensation for the portfolio managers. Compensation is structured in this way to create strong incentives for overall portfolio manager performance. A portfolio manager’s base salary is determined by the manager’s experience and competitive market data on like positions.
The Trilogy Compensation Committee evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third-party industry compensation consultant. No material differences exist between the compensation structure that exists for portfolio managers responsible for mutual fund accounts and that of portfolio managers responsible for other types of accounts.

Bonus (cash)	Trilogy
The portfolio manager’s bonus is determined by the Trilogy Compensation Committee and is modified each year as appropriate to reflect changes in the market and takes into account other factors including, among others, individual performance, pre-tax product investment performance versus appropriate peer groups or benchmarks, attainment of specified goals, teamwork, success of investment ideas, leadership and the success of the firm and its investment products.

Deferred Compensation	None
Trilogy has a long-term incentive compensation plan under which employees may receive a portion of their bonus as an investment in the plan that vests over time. Partners in the firm are not eligible to participate in this plan.
Trilogy may also pay a portion of an employee’s bonus as a contribution to their 401(k) account.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	Trilogy
Non-cash incentives such as equity ownership may be awarded from time to time. Furthermore, senior portfolio managers are currently equity shareholders in Trilogy, which encourages retention and provides full participation in the success of the business.

EMERGING MARKETS EQUITY FUND
Hermes: Gary Greenberg, CFA and Elena Tedesco, CFA

Compensation with Respect to Management of Emerging Markets Equity Fund and Other Accounts as of September 30, 2015
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Hermes	Competitive base salary and ancillary benefits.
Bonus	Hermes
Discretionary bonuses based equally on the performance and behavior of the individual.
The bonus pool is calculated at a firm-wide level. We believe that this brings two significant benefits:
Firstly, it encourages and rewards good corporate behaviors and increases cross-team support, sharing of ideas, resources and opportunities.
Secondly, investment managers are encouraged to focus purely on delivering performance and managing capacity in the best interests of clients.

Deferred Compensation	Hermes
At least 50% of the deferred component of the investment manager’s bonus is notionally co-invested in the strategies that they manage. This is deferred for three years. The larger the bonus, the greater the proportion deferred.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	Hermes
Hermes has established a long-term incentive plan allowing participants to benefit from the long-term growth of the business through a share in firm-wide profitability. The participants are selected by the Executive Committee each year and receive a share of Hermes’ audited pre-tax, post-bonus profits four years hence. Participation each year is not guaranteed, ensuring that the performance of individuals in the scheme remains high and giving the opportunity for the Executive Committee to bring in new participants deemed critical to the business. The scheme is overseen by the Remuneration Committee. Should a corporate event take place, the participation is, effectively, converted to equity.

D. The information under “Securities Ownership of Portfolio Managers of the Funds” is replaced with the following:
Securities Ownership of Portfolio Managers of the Funds
With respect to each Portfolio Manager identified in the Prospectus, the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of September 30, 2015 in the Fund(s) managed by that individual. Those securities were valued as of September 30, 2015. (Specified ranges: none; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Capital Accumulation Fund	Calvert	Josh Linder, CFA	None (as of June 8, 2016)
		Christopher Madden, CFA	None (as of June 8, 2016)
		Kurt Moeller, CFA	None (as of June 8, 2016)
		Jade Huang	None (as of June 8, 2016)
International Equity Fund	Calvert	Joshua Linder, CFA	None
		Christopher Madden, CFA	None
		Kurt Moeller, CFA	None
		Jade Huang	None
International Opportunities Fund	ARI	Marco P. Priani, CFA, CPA, FRM	None
		Drew Edwards	None
	Trilogy	William Sterling, Ph.D.	None
		Gregory J. Gigliotti	None
		Jessica Reuss, CFA	None
		David Runkle, Ph.D., CFA	None
Emerging Markets Equity Fund	Hermes	Gary Greenberg, CFA	None
		Elena Tedesco, CFA	None

IV.	Administrative Services Agent. The following replaces the information under “ADMINISTRATIVE SERVICES AGENT”:
Calvert Investment Administrative Services, Inc. (“CIAS”), an affiliate of the Advisor, has been retained by each Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CIAS receives an annual administrative service fee payable monthly (as a percentage of average daily net assets) as follows:

	Class A and C	Class I	Class Y
Capital Accumulation Fund	0.25%	0.10%	0.25%
International Equity Fund	0.35%	0.15%	0.35%
International Opportunities Fund	0.30%	0.15%	0.30%
Emerging Markets Equity Fund	0.35%	0.10%	0.35%
Effective February 1, 2016, CIAS receives an annual administrative service fee of 0.12% (as a percentage of average daily net assets) payable monthly for each class of the Fund; the Advisor has agreed to contractually waive 0.02% (2 basis points) of the Class I administrative fee through January 31, 2018 for Capital Accumulation Fund and Emerging Markets Equity Fund.

V.	Method of Distribution. The following replaces the first two paragraphs under “METHOD OF DISTRIBUTION”:
Calvert Investment Distributors, Inc. (“CID”) is the principal underwriter and distributor for the Funds.  CID is an affiliate of the Funds’ Adviser. Under the terms of its underwriting agreement with the Funds, CID markets and distributes the Funds’ shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. The Funds have entered into an agreement with CID as principal underwriter. CID makes a continuous offering of each Fund’s securities on a “best efforts” basis. Under the terms of the agreement, CID is entitled to receive a distribution fee and a service fee from each Fund based on the average daily net assets of the Fund’s respective classes. These fees are paid pursuant to the Fund’s Plan.
Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted Distribution Plans (“Plans”), which permit the Funds to pay certain expenses associated with the distribution and servicing of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.35% of Class A average daily net assets, in the case of Capital Accumulation Fund and International Equity Fund, and 0.50% of Class A average daily net assets, in the case of International Opportunities Fund and Emerging Markets Equity Fund. However, the Board has determined that, until further action by the Board, no Fund shall pay Class A distribution expenses in excess of 0.25% of Class A Shares’ average daily net assets. Expenses under the Fund’s Class C Plan may not exceed, on an annual basis, 1.00% of the average daily net assets of Class C. Neither Class I nor Class Y has a Plan. The Class A and C Plans compensate CID at a set rate regardless of CID’s expenses. Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders and for compensation to broker/dealers, underwriters, and salespersons.

VI.	Transfer and Shareholder Servicing Agents. The following replaces the narrative information under “TRANSFER AND SHAREHOLDER SERVICING AGENTS”:
Boston Financial Data Services, Inc. (“BFDS”), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Investment Services, Inc. (“CIS”), a subsidiary of Calvert Investments, Inc., has been retained by the Funds to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.
For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CIS receives a fee based on the asset class (fixed income and equities) and the resources necessary to support the various services each asset class requires.  CIS may contract with subagents, at the Funds’ expense, to provide recordkeeping and subaccounting services to the Funds.  The following chart shows the shareholder servicing fees paid to CIS by the Funds for the past three fiscal years:

VII.	Fund Service Providers. The following replaces the information under “FUND SERVICE PROVIDERS”
INVESTMENT ADVISER
Calvert Investment Management, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
SHAREHOLDER SERVICING AGENT
Calvert Investment Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
PRINCIPAL UNDERWRITER
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
ADMINISTRATIVE SERVICES AGENT
Calvert Investment Administrative Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103
CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

Investors Should Retain This Supplement for Future Reference.

Calvert Investments®

CALVERT WORLD VALUES FUND, INC.
Calvert Capital Accumulation Fund
Calvert International Equity Fund
Calvert International Opportunities Fund
Calvert Emerging Markets Equity Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814
STATEMENT OF ADDITIONAL INFORMATION
February 1, 2017

Class (Ticker)

Calvert Capital Accumulation Fund	A (CCAFX)	C (CCACX)	I (CCPIX)	Y (CCAYX)
Calvert International Equity Fund	A (CWVGX)	C (CWVCX)	I (CWVIX)	Y (CWEYX)
Calvert International Opportunities Fund	A (CIOAX)	C (COICX)	I (COIIX)	Y (CWVYX)
Calvert Emerging Markets Equity Fund	A (CVMAX)	C (CVMCX)	I (CVMIX)	Y (CVMYX)

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:

This Statement of Additional Information (“SAI”) is not a prospectus. Investors should read the SAI in conjunction with the applicable Fund (each a “Fund” and collectively referred to as the “Funds”) Prospectus dated February 1, 2016, as supplemented to date. Each Fund’s audited financial statements included in its most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI. Each Fund’s Prospectus and most recent shareholder report may be obtained free of charge by writing the respective Fund at the above address, calling the Fund at 800‑368‑2745, or visiting our website at www.calvert.com.

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

The following supplemental discussion of principal investment policies and risks applies to each of the Funds, unless otherwise noted.
FOREIGN SECURITIES
Investments in foreign securities may present risks not typically involved in domestic investments. The Funds may purchase foreign securities directly on foreign markets.  These securities are subject to the risk of currency fluctuation relative to the U.S. dollar.  Foreign securities may also involve different accounting, auditing, and financial reporting standards and various administrative difficulties such as delays in clearing and settling portfolio trades or in receiving payment of dividends or other distributions. In addition, a foreign issuer may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuer’s assets or securities. The imposition of such sanctions could impair the market value of the securities of the foreign issuer and limit a Fund’s ability to buy, sell, receive or deliver the securities. The Funds may also invest in American Depositary Receipts (“ADRs”) and other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts (“GDRs”). ADRs are United States (“U.S.”) dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials.  With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers’ stock, the Funds may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations.  The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs can involve currency risk since they may not be U.S. dollar-denominated.
Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Funds change investments from one country to another or convert foreign securities holdings into U.S. dollars.
U.S. government policies have at times, in the past, through imposition of currency controls, changes in tax policy and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.
Emerging Market Securities. (APPLIES TO INTERNATIONAL EQUITY FUND, INTERNATIONAL OPPORTUNITIES FUND AND EMERGING MARKETS EQUITY FUND) International Equity Fund and International Opportunities Fund define an emerging market as any country (other than the United States or Canada) that is not included in the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) (Standard) Index. Emerging Markets Equity Fund considers emerging market countries to be those included in its benchmark index, the MSCI Emerging Markets Index; countries determined by the World Bank to have a low to middle income economy; and other countries or markets with similar emerging market characteristics as determined by the Fund’s sub-adviser. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and it imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets, and possible arbitrary and unpredictable enforcement of securities regulations; controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency-hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, or newly organized; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Custodial services and other investment-related costs are often more expensive in emerging market countries, which can reduce a Fund’s income from investments in securities or debt instruments of emerging market country issuers. Lastly, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
PARTICIPATORY NOTES (APPLIES TO EMERGING MARKETS EQUITY FUND)
The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). For instance, the Fund may purchase P-notes while it is awaiting approval from a foreign exchange to trade securities directly in that market as well as to invest in foreign markets that restrict foreign investors, such as the Fund, from investing directly in individual securities traded on that exchange. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. P-notes involve transaction costs.  An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the Fund must rely on the creditworthiness of the counterparty for its investment returns on the P-notes and would have no rights against the issuer of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust a P-note’s terms in response to certain events. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes may be considered illiquid and, therefore, P-notes considered illiquid will be subject to the Fund’s percentage limitation for investments in illiquid securities.
SMALL-CAP ISSUERS (APPLIES TO INTERNATIONAL OPPORTUNITIES FUND AND EMERGING MARKETS EQUITY FUND)
The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.
Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely known securities, and they tend to have a relatively higher percentage of insider ownership.
Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.
MID-CAP ISSUERS (APPLIES TO CAPITAL ACCUMULATION FUND, INTERNATIONAL OPPORTUNITIES FUND AND EMERGING MARKETS EQUITY FUND)
The securities of mid-cap issuers often have greater price volatility, lower trading volume and less liquidity than the securities of larger, more established companies.  Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies

LARGE-CAP ISSUERS (APPLIES TO INTERNATIONAL EQUITY FUND AND EMERGING MARKETS EQUITY FUND)
Investing in large-cap issuers generally involves the risk that these companies may grow more slowly than the economy as a whole or not at all. Compared to small and mid-cap companies, large cap companies are more widely followed in the market, which can make it more difficult to find attractive stocks that are not overpriced. Large-cap stocks also may be less responsive to competitive opportunities and challenges, such as changes in technology, and may offer less potential for long-term capital appreciation.
ISSUER NON-DIVERSIFICATION RISK (APPLIES TO CAPITAL ACCUMULATION FUND AND EMERGING MARKETS EQUITY FUND)
Each Fund is non-diversified and may focus its investments on a small number of issuers. A fund that is “non-diversified” may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political, or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit, interest rate or other risks.
FORWARD FOREIGN CURRENCY CONTRACTS (APPLIES TO EMERGING MARKETS EQUITY FUND)
Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the current rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies. The Fund may also use foreign currency options and futures.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded both in the interbank market conducted directly between currency traders (usually large commercial banks) and between the currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
Second, the Fund may have exposure to a particular foreign currency from the Fund’s portfolio securities and the Adviser and/or Sub-Adviser may anticipate a substantial decline in the value of that currency against the U.S. dollar. Similarly, the Fund may have exposure to a particular currency because of an overweight allocation to that currency in comparison to the Fund’s benchmark. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movements is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to limit the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.
In general, a Fund covers its daily obligation requirements for outstanding forward foreign currency contracts by earmarking or segregating liquid portfolio securities, financial instruments or foreign currencies. To the extent that a Fund is not able to cover its cash-settled forward currency positions with such underlying assets, the Fund earmarks or segregates cash equal to its daily marked-to-market net obligation under the forward currency contract. To the extent that a Fund is not able to cover forward currency positions that may be physically settled, the Fund earmarks or segregates cash equal to the difference between the purchase price due on the settlement date and any partial cover held by the Fund. If the value of the securities used to cover a position or the value of earmarked or segregated assets declines, a Fund will find alternative cover or earmark or segregate additional cash or other liquid assets on a daily basis so that the value of the earmarked or segregated assets will be equal to the amount of such Fund’s commitments with respect to such contracts.
DERIVATIVES (APPLIES TO EMERGING MARKETS EQUITY FUND)
The Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities for the purpose of adjusting the risk and return characteristics of the Fund. The Fund can use these practices either as a substitute for alternative permissible investments or as protection against a move that has an adverse effect on the Fund’s portfolio securities. If the Adviser and/or Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid, which can make it difficult to value them.
OPTIONS AND FUTURES CONTRACTS (APPLIES TO EMERGING MARKETS EQUITY FUND)
The Fund may purchase put and call options and write covered call options and secured put options on securities which meet the Fund’s responsible investment criteria, and may employ a variety of option combination strategies.  The Fund may also engage in the purchase and sale of futures contracts, foreign currency futures contracts and interest rate futures contracts.  In addition, the Fund may write covered call options and secured put options on such futures contracts.  The Fund’s use of options and futures is described more fully below.
The Fund may engage in such transactions only for hedging purposes, including hedging of the Fund’s cash position. The Fund may not engage in such transactions for the purposes of speculation or leverage.  Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date and European-style options may only be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.
The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option’s time value, and the difference between the then-prevailing price of the underlying security and the option’s exercise price.  This difference, known as the option’s intrinsic value, determines whether an option is “in-the-money” (meaning the option exercise price is less than the current market value of the security underlying the option), “at-the-money” (meaning the option exercise price is equal to the current market value of the security underlying the option), or “out-of-the-money” (meaning the option exercise price is greater than the current market value of the security underlying the option), at any point in time.  If there is an existing secondary market for an option, it can be closed out at any time by the Fund for a gain or a loss.  Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option.  Options that expire out-of-the-money are worthless, resulting in a loss of the entire premium paid.
Other principal factors that affect the market value of an option include supply and demand, interest rates, and the current market price and price volatility of the underlying security.
Purchasing Options.  The Fund will pay a premium (plus any commission) to purchase an option.  The premium reflects the total of the option’s time value and intrinsic value.  The purchaser of an option has a right to buy (in the case of a call option)

or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.
Call Options.  The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases.  However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option.  Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  The Fund may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which the Fund intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.  The Fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Fund.
Put Options.  The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases.  However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option.  Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  The Fund may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
Writing Options. The Fund may write certain types of options.  Writing options means that the Fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium.  The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium.  Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless).  Accordingly, the Fund may only write covered call options and secured put options, which mitigate these substantial risks. A call option is deemed “covered” if the Fund owns the security.  A put option is deemed “secured” if the Fund has segregated cash or securities having an aggregate value equal to the total purchase price the Fund will have to pay if the put option is exercised.
Call Options. If the Fund writes a call option on a security, it will receive the option premium (less any commission), which will help to mitigate the effect of any depreciation in the market value of that security.  However, because the Fund is obligated to sell that security at the exercise price, this strategy also limits the Fund’s ability to benefit from an increase in the price of the security above the exercise price.
Each of the Funds may write covered call options on securities.  This means that so long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security.  The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value (“NAV”) per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forgo future appreciation of the securities covered by the option. The Fund’s turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction. When the Fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

Put Options. A Fund that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the Fund’s acquisition cost for that security.  If the Fund is contemplating an investment in a security but is uncertain about its near-term price trajectory, it could write a put option on a security; the premium will provide the Fund with a partial buffer against a price increase, while providing the Fund with an opportunity to acquire the security at the lower exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price). Accordingly, this strategy may result in unexpected losses if the option is exercised against the Fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.
The Fund may only write secured put options, which requires the Fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Fund will have to segregate additional assets.  When the Fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.
Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the term of the option. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option writer is obligated to sell the underlying foreign currency (in the case of a call option) or buy the underlying foreign currency (in the case of a put option) if it is exercised. However, either seller or buyer may close its position prior to expiration.
A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it limits the gain which might result from a favorable movement in the value of such currency due to the payment of the option premium. For example, if the Fund held securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on foreign currencies, except that references therein to securities should instead refer to foreign currencies.
Exchange-Traded Options. The Fund may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers which meet the Fund’s responsible investment criteria and on foreign currencies.  Options exchanges may provide liquidity in the secondary market. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Funds from closing an options position, which could impair the Fund’s ability to hedge effectively. The inability to close out a written option position may have an adverse effect on the Fund’s liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.
The information provided above under “Purchasing Options” and “Writing Options” is applicable to exchange-traded options.
Over-the-Counter (“OTC”) Options. The Fund may invest in OTC options.  OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker.

The writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a Fund has written a covered call option and is unable to effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the segregated securities that secure the put to raise cash for other investment purposes so long as it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.
The information provided above under “Purchasing Options” and “Writing Options” is applicable to OTC options.
Futures Transactions. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Adviser and/or Sub-Adviser, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations.
Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodity Futures Trading Commission (“CFTC”). Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.
A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the security underlying the futures position becomes less valuable and entitled to receive such payments if the security underlying the futures position becomes more valuable.
The Fund can use these practices only for hedging purposes and not for speculation or leverage. If the Adviser and/or Sub-Adviser judge market conditions incorrectly or employ a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
Options on Futures Contracts. The Fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  The Funds may also enter into closing transactions with respect to such options to terminate an existing position.
The Fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.
The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.
Regulatory Limitations. The Adviser to the Fund has claimed an exclusion from the CFTC’s definition of “commodity pool operator.” Under the relevant CFTC rule, the Adviser can claim an exclusion with respect to a Fund if the Fund, among other things, limits its use of certain derivatives, such as futures, certain options, and swaps.  Under the rule, if a fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of a fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). If a Fund’s use of futures contracts does not comply with these limits, then the Adviser and/or the Sub-Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s commodity pool operator or commodity trading adviser, respectively, and the Fund would be subject to regulation under the Commodity Exchange Act. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.
The Fund generally intends to engage in transactions in futures contracts and options thereon only for hedging, risk management, and other permissible purposes in accordance with the rules and regulations of the CFTC or other regulatory authorities.
In instances involving the purchase of futures contracts that allow for physical settlement (e.g., futures on Treasury securities), or call options thereon, or the writing of put options thereon, by a Fund, liquid assets, equal to 100% of the purchase price of the futures contracts and options thereon (less any related margin deposits), will be earmarked or segregated by the Fund’s custodian to cover the position.
In instances involving the purchase of cash-settled futures contracts, or call options thereon, or the writing of put options thereon, by a Fund, liquid assets securities equal to the Fund’s daily marked-to-market net obligation, if any, of the futures contracts and options thereon (less any related margin deposits) will be earmarked or segregated by the Fund’s custodian to cover the position.
Foreign Currency Futures Transactions.  The Fund may use foreign currency futures contracts and options on such futures contracts.  See also “—Foreign Currency Options.”  Through the purchase or sale of these contracts and options, the Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost. See “—Forward Foreign Currency Contracts.”
Unlike forward foreign currency contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency contracts although actual liquidity and costs will vary based on the particular currency and market conditions at the time of the transaction.
Additional Risks of Options and Futures Contracts.  If the Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.
The Fund can close out futures positions and options on futures in the secondary market only on an exchange or board of trade or with an OTC market maker. Although the Fund intends to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent the Fund from closing a futures position or an option on a futures contract, which could require the Fund to make daily margin payments in the event of adverse price movements. If the Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.
Although some of the securities underlying an index future contract, an option on an index futures contract or an option on an index may not necessarily meet the Fund’s responsible investment criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

The following discussion of non-principal investment policies and risks applies to each of the Funds, unless otherwise noted.
EMERGING MARKET SECURITIES (APPLIES TO CAPITAL ACCUMULATION FUND)
See the description of “Emerging Market Securities” in the “Foreign Securities” section of “Supplemental Information on Principal Investment Policies and Risks” above.
PARTICIPATORY NOTES (APPLIES TO INTERNATIONAL EQUITY FUND AND INTERNATIONAL OPPORTUNITIES FUND)
See the description of “Participatory Notes” in “Supplemental Information on Principal Investment Policies and Risks” above.
TEMPORARY DEFENSIVE POSITIONS
For temporary defensive purposes – which may include a lack of adequate purchase candidates or an unfavorable market environment – the Funds may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Funds’ investments in temporary defensive positions are generally not  insured by the Federal Deposit Insurance Corporation, even though a bank may be the issuer.
U.S. Government-Backed Obligations
The Funds may invest in U.S. Treasury obligations and other U.S. government-backed obligations.
U.S. Treasury Obligations. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).
Ginnie Maes. Debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. government guarantees that interest and principal will be paid when due.
Other U.S. Government Obligations. The Funds may invest in other obligations issued or guaranteed by the U.S. government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. government agency or instrumentality may not be backed by the full faith and credit of the United States.)
CERTIFICATES OF DEPOSIT
Each Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by a Fund may not be fully insured.
BANKERS’ ACCEPTANCES
Each Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.
BANK TIME DEPOSITS
Each Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.
COMMERCIAL PAPER
Each Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand.
SHORT-TERM INSTRUMENTS
Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund; and (vi) money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
REPURCHASE AGREEMENTS
Each Fund may invest up to 10% of its net assets in repurchase agreements, except that investments in repurchase agreements may exceed this limit for temporary defensive purposes. Repurchase agreements are arrangements under which a Fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. A Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.
Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Adviser under the direction and supervision of the Funds’ Board of Directors (the “Board”). In addition, the Funds will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller’s obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller’s obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.
While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

REVERSE REPURCHASE AGREEMENTS
Each Fund may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed-upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Funds intend to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Fund plans to invest the proceeds exceeds the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Funds do not intend to borrow for leverage purposes. The Funds will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
During the time a reverse repurchase agreement is outstanding, and the agreement has a specified repurchase price, a Fund will earmark or segregate liquid assets at least equal in value to the Fund’s obligations under the reverse repurchase agreement (inclusive of interest charges).
During the time a reverse repurchase agreement is outstanding, and the agreement does not have a specified repurchase price, a Fund will earmark or segregate liquid assets at least equal in value to the proceeds received by the Fund on any sale subject to repurchase (plus accrued interest).
The Funds’ use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, a Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreement, the Fund may have been better off had it not entered into the agreement. However, the Funds will enter into reverse repurchase agreements only with banks and dealers that the Adviser believes present minimal credit risks under guidelines adopted by the Board.
SPECIAL EQUITIES INVESTMENTS
The Special Equities’ program allows a Fund to promote responsible investment goals through privately placed investments. As stated in the Prospectus, the Special Equities Committee of the Fund identifies, evaluates and selects Special Equities investments, subject to the approval of the Fund’s Board.
The Special Equities program, while generally comprising a small percentage of any participating Fund’s assets, invests in many investments that involve relatively high risks. These include foreign securities, below-investment grade, high-yield debt securities, emerging market securities, real estate investment trusts, small-cap issuers, limited partnerships, and securities with equity and debt characteristics, among others. See “Foreign Securities”, “Foreign Securities—Emerging Market Securities” and “Small-Cap Issuers” in “Supplemental Information on Principal Investment Policies and Risks” above, and “Below-Investment Grade, High-Yield Debt Securities”, “Real Estate Investment Trusts”, “Limited Partnerships”, “Securities with Equity and Debt Characteristics”, and “Illiquid Securities” in this section on Non-Principal Investment Policies and Risks.  Funds participating in the Special Equities program may also invest in unsecured debt which does not have the benefits of a secured creditor in the event of bankruptcy.  A Special Equities investment may lose its entire value if the business enterprise does not succeed.  Because of their illiquid nature and contractual transfer restrictions, Special Equities investments may not be easily sold or transferred.
The Funds have retained independent consultants to provide investment research-related services with respect to the Special Equities program. The aggregate compensation paid to the consultants by each Fund for the fiscal year ended September 30, 2015 was as follows (Capital Accumulation Fund, International Opportunities Fund and  Emerging Markets Equity Fund have not yet commenced investing in this program):

Capital Accumulation Fund	N/A
International Equity Fund	$24,579
International Opportunities Fund	N/A
Emerging Markets Equity Fund	N/A

HIGH SOCIAL IMPACT INVESTMENTS
The High Social Impact Investments program targets a percentage of a Fund’s assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities.  These investments may be either debt or equity investments and are illiquid. High Social Impact debt investments are unrated and are deemed by the Adviser to be the equivalent of below-investment grade, high-yield debt securities - that is, lower quality debt securities (generally those rated BB+ or lower by Standard and Poor’s Rating Services (“S&P”) or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), known as “junk bonds”).  These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings). Rather than earning a higher rate, as would be expected to compensate for the higher risk (i.e., lower credit quality), they earn a rate of return that is lower than the then-prevailing market rate.  There is no secondary market for these securities.
The Funds may make their High Social Impact Investments through direct investments, or through intermediaries, such as through the purchase of notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from the Funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future.  Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.
The Funds may make direct High Social Impact Investments through the Special Equities program (Capital Accumulation Fund, International Opportunities Fund and Emerging Markets Equity Fund have not yet commenced investing in this program); such investments are referred to as Social Enterprise investments.
LIMITED PARTNERSHIPS
The Funds may invest in limited partnerships, primarily through the Special Equities program.  Investments in limited partnerships pose special investment risks.  A limited partnership is generally taxed as a pass-through entity; i.e., the income and expenses of the partnership are not taxed at the partnership level but are passed-through to its limited partners, such as the Funds, who include their pro rata share of the partnership’s income and expenses in their own taxes.  This pass-through may potentially cause non-compliance by the Funds with certain tax laws and regulations and subject the Funds to penalties under the tax laws, including possible loss of their pass-through treatment under Subchapter M of the Internal Revenue Code of 1986, as amended.  The term of a limited partnership is generally 10 years or more. Limited partnership units are illiquid and subject to contractual transfer restrictions, thus a Fund will generally not be able to sell an investment in a limited partnership but will be required to hold it for the entire term of the partnership.  Certain decisions that could adversely affect the Funds, such as whether the limited partnership should be allowed to borrow money, may be made by a majority in interest of the limited partners.  A Fund also bears indirectly its proportionate share of the limited partnership’s management fee and operating expenses. When a Fund makes an investment in a limited partnership, it signs a subscription agreement committing it to a certain investment amount; this amount is generally not paid all at once, but rather drawn down over time by the partnership’s general partner as investment opportunities present themselves.  As a result, a Fund must set aside sufficient assets to be able to fund any future capital calls. Limited partnerships have relatively concentrated holdings; as a consequence, the return on a partnership may be adversely impacted by the poor performance of a small number of investments, especially if the partnership needs to mark down the valuation of one or more of its holdings.
SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS
The Funds may invest in securities that have a combination of equity and debt characteristics (Capital Accumulation Fund, International Opportunities Fund and Emerging Markets Equity Fund have not yet commenced investing in the Special Equities program through which these investments are made). These securities may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stock or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, as well as changes in the credit quality of the issuer.
REAL ESTATE INVESTMENT TRUSTS
The Funds may make investments related to real estate, including real estate investment trusts (“REITs”).  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the REITS, while mortgage REITs, which make construction, development, and long-term mortgage loans, may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain exemption from the Investment Company Act of 1940, as amended.  If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by their shareholders, including a Fund.
ILLIQUID SECURITIES
Each Fund may not purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities. The Adviser will monitor the amount of illiquid securities in each Fund, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and a Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.
Notwithstanding the above, the Funds may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments.  The Board has adopted guidelines as part of the Valuation Procedures and delegated to the Adviser the daily function of determining the liquidity of restricted securities.  The Board retains sufficient oversight and is ultimately responsible for the determinations.
Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board.
BELOW-INVESTMENT GRADE, HIGH-YIELD DEBT SECURITIES
Below-investment grade, high-yield debt securities are lower quality debt securities (generally those rated BB+ or lower by Standard and Poor’s Ratings Services or Ba1 or lower by Moody’s Investors Service, Inc., known as “junk bonds”). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings). A Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (“NRSRO”), or is an unrated security of comparable quality as determined by the Adviser or Sub-Adviser. Below-investment grade, high-yield debt securities involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
The quality limitation set forth in a Fund’s investment policy is determined immediately after the Fund’s acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund’s investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.
EXCHANGE-TRADED FUNDS (“ETFs”)
ETFs are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) and whose underlying assets are generally stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing NAV, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day’s next calculated NAV. Although there can be no guarantee that an ETF’s intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a taxable event for the ETF or its ongoing shareholders.
A Fund may purchase shares of ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s applicable benchmark.  For example, an ETF may be purchased if the Fund has excess cash and it may be held until the Adviser and/or Sub-Adviser decides to make other permissible investments.  Similarly, if the Fund should receive a large redemption request, the Fund could sell some or all of an ETF position to raise cash.  The responsible investment criteria of any Fund will not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF.  Accordingly, a Fund could have indirect exposure to a company that does not meet the Fund’s responsible investment criteria and that could therefore not be purchased directly by the Fund.  ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable responsible investment criteria, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of the Fund and (iii) will be used principally to help reduce deviations from the Fund’s benchmark.
Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF’s index), (iii) tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their NAV and, because ETFs operate as open-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Funds.  Therefore, a Fund’s purchase of an ETF results in the layering of expenses, such that Fund shareholders indirectly bear a proportionate share of any operating expenses of the ETF.
FORWARD FOREIGN CURRENCY CONTRACTS (APPLIES TO ALL FUNDS EXCEPT EMERGING MARKETS EQUITY FUND)
See the description of “Forward Foreign Currency Contracts” in “Supplemental Information on Principal Investment Policies and Risks” above.
DERIVATIVES (APPLIES TO ALL FUNDS EXCEPT EMERGING MARKETS EQUITY FUND)
See the description of “Derivatives” in “Supplemental Information on Principal Investment Policies and Risks” above.

OPTIONS AND FUTURES CONTRACTS (APPLIES TO ALL FUNDS EXCEPT EMERGING MARKETS EQUITY FUND)
See the description of “Options and Futures Contracts” in “Supplemental Information on Principal Investment Policies and Risks” above.
LENDING PORTFOLIO SECURITIES
A Fund may lend portfolio securities to certain financial institutions and broker/dealers, provided the aggregate value of the securities loaned by a Fund will not exceed 33 1/3% of its total assets.
Any such loans must be secured continuously in the form of cash or securities issued or guaranteed by the U.S. Government. Unless market practice otherwise permits, the collateral for each loan will include cash or cash-equivalent collateral of at least (i) 100% for U.S. government securities (including securities issued by U.S. agencies and instrumentalities), sovereign debt issued by non-U.S. governments, and non-U.S. corporate debt securities, (ii) 102% for U.S. equity securities and U.S. corporate debt securities, and (iii) 105% for non-U.S. equity securities, which, in each case, is marked to market on a daily basis. A Fund that has made a loan must be able to terminate the loan upon notice at any time, subject to the normal settlement period for the applicable security. Each Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities, including responsible investment matters.
The advantage of such loans is that a Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral, which may be invested in accordance with the Fund’s investment objective, policies and restrictions.
Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, a Fund will make loans of its portfolio securities only to those firms the Adviser and/or Sub-Adviser deem creditworthy and only on terms the Adviser and/or Sub-Adviser believe should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.
LEVERAGE (APPLIES TO INTERNATIONAL EQUITY FUND AND INTERNATIONAL OPPORTUNITIES FUND)
To the extent that a Fund makes purchases of securities where borrowing exceeds 5% of the Fund’s total assets, the Fund may engage in transactions which create leverage. However, the Funds do not currently intend to engage in such transactions.
In leveraged transactions, borrowing magnifies the potential for gain or loss on a Fund’s portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund’s NAV.
Any use of leverage by a Fund is premised generally upon the expectation that the Fund will achieve a greater return on its investments with the proceeds from the borrowed funds than the additional costs the Fund incurs as a result of such leverage. If the income or capital appreciation from the securities purchased with borrowed funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used.  The Adviser and/or Sub-Adviser may determine to maintain a Fund’s leveraged position if it expects that the long-term benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.
Leverage creates risks which may adversely affect the return for shareholders, including:

•	fluctuations in interest rates on borrowings and short-term debt; and

•
the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund’s obligations under such borrowing remain fixed. If interest rates rise or if the Fund otherwise incurs losses on its investments, the Fund’s NAV attributable to its shares will reflect the resulting decline in the value of its portfolio holdings.

Capital raised through borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased.  The Funds also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Certain types of borrowings may result in the Funds being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Funds’ ability to pay dividends and distributions on its shares in certain instances.  The Funds may also be required to pledge more assets to lenders in connection with certain types of borrowing.  The Adviser does not anticipate that these covenants or restrictions will adversely affect the ability to manage the Funds’ portfolios in accordance with the Funds’ investment objectives and policies.  These covenants or restrictions may also force a Fund to liquidate investments at times and at prices that are not favorable to the Fund, or to forgo investments that the Adviser and/or Sub-Adviser otherwise views as favorable.
To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so.  In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Funds may have less net investment income during periods when its borrowings are substantial.  The interest paid by the Funds on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.
To reduce the risks of borrowing, the Funds will limit its borrowings as described in the “Investment Restrictions” section.
CHARITABLE CONTRIBUTIONS
On occasion, a Fund may make de minimis charitable contributions to groups intended to further the Fund’s responsible investment purpose, including but not limited to educating investors about responsible investing.

ADDITIONAL RISK DISCLOSURE

FINANCIAL MARKETS RISK
Over the past several years, the U.S. and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest. While certain recent economic indicators have shown modest improvements in the capital markets, these indicators could worsen. During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.
Reduced liquidity in credit and fixed-income markets may continue to negatively impact issuers worldwide. Illiquidity in these markets may reduce the amount of credit available to purchasers of raw materials, goods, and services, which may, in turn, place downward pressure on the prices of economic staples. It may also result in issuers facing increased difficulty obtaining financing and, ultimately, a decline in their stock prices. These events and the potential for continuing market turbulence may have an adverse effect on the Funds.  The Adviser and each Sub-Adviser generally will take these and other economic conditions into consideration when making investment decisions for a Fund and will seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that the Adviser or Sub-Adviser will be successful in doing so.
The total public debt of the U.S. as a percentage of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Government agencies project that the U.S. will continue to maintain high debt levels for the foreseeable future. Although high debt levels are not necessarily indicators or causes of economic problems, they may create certain systemic risks if sound debt management practices are not implemented. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. Among other reasons for the downgrade, S&P cited controversy over raising the statutory debt ceiling and growth in public spending. The ultimate impact of the downgrade is uncertain, but it may lead to increased interest rates and volatility. The downgrade may also adversely affect the market prices and yields of securities backed by the U.S.

In light of these and other conditions in the U.S. and global financial markets and the U.S. and global economy, legislators, the presidential administration, and regulators have increased their focus on the regulation of the financial services industry. Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.
Fixed-income markets have recently experienced a period of relatively high volatility. Amid an improving economy and the cessation of the quantitative easing program, the Funds may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. U.S. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Funds’ investments, which could cause the value of a Fund’s investments and the Fund’s share price to decline or create difficulties for the Fund in disposing of investments.  A Fund that invests in derivatives tied to fixed-income markets may be more substantially exposed to these risks than a Fund that does not invest in derivatives. If rising interest rates cause a Fund to lose enough value, the Fund could also face increased shareholder redemptions, which could force the Fund to liquidate its investments at disadvantageous times or prices, thereby adversely affecting the Fund. To the extent a Fund experiences high redemptions because of these policy changes, a Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and lower a Fund’s performance.
CYBERSECURITY RISK
The Funds and their service providers may be prone to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber attacks affecting the Funds or their investment adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate their NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issues or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS
Each Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund as defined under the Investment Company Act of 1940, as amended (the “1940 Act”).
International Equity Fund and International Opportunities Fund: Each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

1.
No Fund may concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured thereby).

2.
No Fund may issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed).

3.	No Fund may underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

4.
No Fund may invest directly in commodities or real estate, although a Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

5.
No Fund may lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.
Under the interpretation of the Securities and Exchange Commission (“SEC”) staff, “concentrate” means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.
Each Fund may invest up to 10% of its net assets in reverse repurchase agreements.
Under current law a Fund may underwrite securities only in compliance with the conditions of sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.
NONFUNDAMENTAL INVESTMENT RESTRICTIONS
The Board has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.
Capital Accumulation Fund and International Equity Fund:

1.
The Funds may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund’s total assets. International Equity Fund will not make any purchases of securities if borrowing exceeds 15% of total assets of the Fund. Capital Accumulation Fund will not make any purchases of securities if borrowing exceeds 5% of total assets of the Fund.

2.
The Funds may not purchase illiquid securities if more than 15% of the value of the Fund’s net assets would be invested in such securities. International Equity Fund may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.

3.	The Funds may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.

4.
The Funds may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund’s net assets.

5.
The Funds may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund’s total assets.

6.
International Equity Fund may not write, purchase or sell puts, calls or combinations thereof except that International Equity Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided  that the premiums on all outstanding call and put options do not exceed 5% of the Fund’s total assets, and enter into closing sale transactions with respect to such options.

7.	International Equity Fund will, under normal circumstances, invest at least 80% of its net assets in equity securities of foreign companies.

8.
International Equity Fund may not invest in securities of U.S. issuers if more than 5% of the value of the Fund’s net assets would be invested in such securities, excluding Special Equities and High Social Impact Investments.

9.
International Equity Fund may, under normal circumstances, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Adviser and the Sub-Advisers poses no unique investment risk. The Adviser and the Sub-Advisers consider an investment in a given foreign country to have “no unique investment risk” if the Fund’s investment in that country is not disproportionate to the relative size of the country’s market versus the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) or World Index or other comparable index, and if the capital markets in that country are mature, and of sufficient liquidity and depth.

10.	International Equity Fund may invest up to 30% of its net assets in developing countries.

11.	International Equity Fund, under normal circumstances, will invest at least 1% of its net assets in investments in Africa.

12.	Capital Accumulation Fund may not purchase the obligations of foreign issuers if, as a result, such securities would exceed 25% of the value of the Fund’s net assets.

13.
With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Funds may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

International Opportunities Fund:

1.
The Fund may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund’s total assets. The Fund will not make any purchases of securities if borrowing exceeds 5% of total assets of the Fund.

2.
The Fund may not purchase illiquid securities if more than 15% of the value of the Fund’s net assets would be invested in such securities. The Fund may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.

3.	The Fund may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.

4.
The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund’s net assets.

5.
The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund’s total assets.

6.
The Fund may not write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of the Fund’s total assets, and enter into closing sale transactions with respect to such options.

7.
The Fund may not invest in securities of U.S. issuers if more than 10% of the value of the Fund’s net assets would be invested in such securities, excluding Special Equities and High Social Impact Investments.

8.	The Fund may invest up to 20% of its assets in developing countries.

9.
With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

10.	The Fund may not purchase or retain securities issued by companies for the purpose of exercising control.
Emerging Markets Equity Fund:

1.	The Fund will, under normal circumstances, invest at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries.

2.	The Fund will not make any purchases of securities if borrowing exceeds 5% of total assets of the Fund.

3.
The Fund may not purchase illiquid securities if more than 15% of the value of the Fund’s net assets would be invested in such securities. The Fund may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.

4.	The Fund may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.

5.
The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund’s net assets.

6.
The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund’s total assets.

7.
With respect to Fundamental Investment Restriction (2) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

8.	The Fund may not purchase or retain securities issued by companies for the purpose of exercising control.
With respect to each Fund, except for the liquidity and borrowing restrictions, any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If for any reason a Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.
Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Capital loss carryforwards as of September 30, 2015 were as follows:

Capital Accumulation Fund	$0
International Equity Fund	$135,982,760
International Opportunities Fund	$0
Emerging Markets Equity Fund	$248,421

The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction if: (a) the shareholder’s social security number or other taxpayer identification number (“TIN”) is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder’s correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Funds are notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Funds: (a) the shareholder’s name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; (c) the Fund’s identifying CUSIP number; and (d) cost basis information for shares acquired on or after January 1, 2012.
Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.
Because International Equity Fund, International Opportunities Fund and Emerging Markets Equity Fund each had more than 50% of its total assets invested in foreign securities at its fiscal year end, each is eligible to pass through any applicable foreign tax credits to its shareholders under Section 853 of the Code.  Furthermore, dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert. In addition, for individual investors, some dividends may be identified as “qualified dividend income” and be eligible for the reduced federal tax rate.

NET ASSET VALUE

The public offering price of the shares of each Fund is the respective NAV per share (plus, for Class A shares, the applicable sales charge). A Fund’s NAV per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. The NAV fluctuates based on the respective market values of a Fund’s investments. The NAV per share of each of the Funds is determined every business day as of the close of the regular session of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time).  The Funds do not determine NAV on certain national holidays or other days on which the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In calculating NAV, each Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as “trade date plus one” or “T + 1 accounting.” Thus, changes in holdings of portfolio securities are reflected in the first calculation of net asset value on the first business day following the trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on the trade date.

Below is a specimen price-make-up sheet showing how the Funds calculate the total offering price per share.
Net Asset Value and Offering Price Per Share, as of September 30, 2015

Capital Accumulation Fund
Class A net asset value per share	$33.41
($223,328,233 / 6,684,600 shares)
Maximum sales charge, Class A	$1.67
(4.75% of offering price)
Offering price per share, Class A	$35.08

Class C net asset value and offering price per share	$25.62
($29,836,895 / 1,164,619 shares)

Class I net asset value and offering price per share	$38.05
($236,228,287 / 6,208,603 shares)

Class Y net asset value and offering price per share	$33.78
($13,129,975 / 388,740 shares)

International Equity Fund
Class A net asset value per share	$15.62
($167,224,905 / 10,706,550 shares)
Maximum sales charge, Class A	$0.78
(4.75% of offering price)
Offering price per share, Class A	$16.40

Class C net asset value and offering price per share	$13.47
($15,997,034 / 1,187,167 shares)
Class I net asset value and offering price per share	$16.73
($147,613,901 / 8,824,625 shares)

Class Y net asset value and offering price per share	$16.54
($20,490,931 / 1,238,872 shares)

International Opportunities Fund
Class A net asset value per share	$14.58
($99,907,526 / 6,853,618 shares)
Maximum sales charge, Class A	$0.73
(4.75% of offering price)
Offering price per share, Class A	$15.31

Class C net asset value and offering price per share	$14.28
($5,029,824 / 352,326 shares)

Class I net asset value and offering price per share	$14.38
($40,833,210 / 2,838,713 shares)

Class Y net asset value and offering price per share	$13.99
($33,299,476 / 2,379,652 shares)

Emerging Markets Equity Fund

Class A net asset value per share	$10.90
($23,568,990 / 2,163,207 shares)
Maximum sales charge, Class A	$0.54
(4.75% of offering price)
Offering price per share, Class A	$11.44

Class C net asset value and offering price per share	$10.74
($566,002 / 52,717 shares)

Class I net asset value and offering price per share	$10.99
($39,100,865 / 3,556,324 shares)

Class Y net asset value and offering price per share	$11.10
($6,889,210 / 620,817 shares)

CALCULATION OF TOTAL RETURN

Each Fund may advertise “total return.” Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of a Fund’s investments, while total return includes not only the effect of income dividends but also any change in NAV, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: “Total Return” as quoted in the Financial Highlights section of a Fund’s Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to “return without maximum load” (or “w/o max load” or “at NAV”) as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
Total return before taxes is computed according to the following formula:
P(1 + T)n = ERV
where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
Total return after taxes on distributions is computed according to the following formula:
P(1 +T)n = ATV D
where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATV D  = the ending  value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.
Total return after taxes on distributions and sale of fund shares is computed according to the following formula:
P(1 +T)n = ATV DR
where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATV DR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.
Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of a Fund’s maximum sales charge (“return with maximum load”), except quotations of “return without maximum load” (or “without CDSC” or “at NAV”) which do not deduct a sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the above formula, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.
In the table below, after-tax returns are shown only for Class A shares. The standardized total return for Class C shares of International Opportunities Fund is "linked" to the Class A total return for the period prior to July 31, 2007, the inception date for Class C shares. Class C investment performance results for International Opportunities for the period prior to July 31, 2007 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A. The standardized total returns for Class Y for each Fund are “linked” to the Class A total returns for the respective Fund as follows: for Capital Accumulation Fund, for the period prior to January 31, 2011 (inception date for the Fund’s Class Y shares); and for International Equity Fund and International Opportunities Fund, for the period prior to October 31, 2008 (inception date for the Funds’ Class Y shares). Class Y investment performance results for Capital Accumulation Fund for the period prior to January 31, 2011, and for International Equity Fund and International Opportunities Fund for the period prior to October 31, 2008, are for Class A at NAV (i.e., they do not reflect the deduction of Class A front-end sales charge). Actual Class Y performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
Returns for each Fund’s shares for the periods indicated are as follows:
CALVERT CAPITAL ACCUMULATION FUND
Before Taxes

Periods Ended September 30, 2015	Class A Total Return		Class C Total Return		Class I Total Return	Class Y Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One Year	-0.08%	4.90%	3.09%	4.09%	5.53%	5.16%
Five Years	12.63%	13.73%	12.82%	12.82%	14.45%	13.93%
Ten Years	6.94%	7.46%	6.62%	6.62%	8.29%	7.56%
After Taxes on Distributions

Periods Ended September 30, 2015	Class A Total Return With Maximum Load
One Year	-3.92%
Five Years	10.97%
Ten Years	6.13%
After Taxes on Distributions and Sale of Fund Shares

Periods Ended September 30, 2015	Class A Total Return With Maximum Load
One Year	2.14%
Five Years	10.03%
Ten Years	5.58%
CALVERT INTERNATIONAL EQUITY FUND
Before Taxes

Periods Ended September 30, 2015	Class A Total Return		Class C Total Return		Class I Total Return	Class Y Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One Year	-9.29%	-4.78%	-6.62%	-5.67%	-4.27%	-4.52%
Five Years	2.14%	3.13%	2.20%	2.20%	3.83%	3.51%
Ten Years	-0.03%	0.46%	-0.41%	-0.41%	1.15%	0.73%
After Taxes on Distributions

Periods Ended September 30, 2015	Class A Total Return With Maximum Load
One Year	-9.54%
Five Years	2.15%
Ten Years	-0.44%

After Taxes on Distributions and Sale of Fund Shares

Periods Ended September 30, 2015	Class A Total Return With Maximum Load
One Year	-5.26%
Five Years	1.80%
Ten Years	0.33%
CALVERT INTERNATIONAL OPPORTUNITIES FUND
Before Taxes

Periods Ended September 30, 2015	Class A Total Return		Class C Total Return*		Class I Total Return	Class Y Total Return*
	With	Without	With	Without
	Maximum Load		CDSC
One Year	-8.87%	-4.32%	-6.04%	-5.09%	-3.86%	-4.11%
Five Years	4.51%	5.54%	4.64%	4.64%	6.02%	5.79%
Ten Years	N/A	N/A	N/A	N/A	N/A	N/A
From Inception*	0.48%	1.07%	0.25%	0.25%	1.53%	1.25%
After Taxes on Distributions

Periods Ended September 30, 2015	Class A Total Return With Maximum Load
One Year	-10.75%
Five Years	4.12%
Ten Years	N/A
From Inception*	0.24%
After Taxes on Distributions and Sale of Fund Shares

Periods Ended September 30, 2015	Class A Total Return With Maximum Load
One Year	-4.06%
Five Years	3.62%
Ten Years	N/A
From Inception*	0.43%
* Inception Dates
Class A     May 31, 2007

Class C	Performance for Class C shares is “linked” to Class A shares at NAV for the period prior to July 31, 2007, which is the actual inception date for Class C shares.

Class I	May 31, 2007

Class Y	Performance for Class Y shares is “linked” to Class A shares at NAV for the period prior to October 31, 2008, which is the actual inception date for Class Y shares.

CALVERT EMERGING MARKETS EQUITY FUND
Before Taxes

Periods Ended September 30, 2015	Class A Total Return		Class C Total Return		Class I Total Return	Class Y Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One Year	-18.28%	-14.18%	-15.83%	-14.98%	-13.92%	-13.96%
Five Years	N/A	N/A	N/A	N/A	N/A	N/A
Ten Years	N/A	N/A	N/A	N/A	N/A	N/A
From Inception*	-1.52%	0.14%	-0.82%	-0.82%	0.47%	0.41%
After Taxes on Distributions

Periods Ended September 30, 2015	Class A Total Return With Maximum Load
One Year	-19.49%
Five Years	N/A
Ten Years	N/A
From Inception*	-2.76%
After Taxes on Distributions and Sale of Fund Shares

Periods Ended September 30, 2015	Class A Total Return With Maximum Load
One Year	-10.35%
Five Years	N/A
Ten Years	N/A
From Inception*	-1.56%
* Inception Dates
Class A    October 29, 2012
Class C     October 29, 2012
Class I     October 29, 2012
Class Y     October 29, 2012
Total return, like NAV per share, fluctuates in response to changes in market conditions. Total return for any particular time period should not be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders.  Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.
The Funds have no arrangement with any person to permit frequent purchases and redemptions of Fund shares.
The Funds do not issue share certificates. Shares are electronically recorded.  If you are redeeming or exchanging shares represented by certificates previously issued by a Fund, you must return the certificates to the Fund’s transfer agent with your written redemption or exchange request.  If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person.

Each Fund has filed a notice of election with the SEC pursuant to Rule 18f-1 under the 1940 Act.  The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the NAV of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.
See the Prospectus for additional details on purchases and redemptions.

DIRECTORS AND OFFICERS

The Board of Directors supervises each Fund’s activities and reviews its contracts with companies that provide it with services.  Business information about the Directors and Officers as well as information regarding the experience, qualifications, attributes and skills of the Directors is provided below.  Independent Directors refers to those Directors who are not “interested persons” as that term is defined in the 1940 Act and the rules thereunder.

Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
INDEPENDENT DIRECTORS
RICHARD L. BAIRD, JR. AGE: 67	Director	2005	Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	37	• None
ALICE GRESHAM BULLOCK AGE: 65	Chair and Director	2016	Professor at Howard University School of Law. She is former Dean of Howard University School of Law and Deputy Director of the Association of American Law Schools.	37	• None
CARI DOMINGUEZ AGE: 66	Director	2016	Former Chair of the U.S. Equal Employment Opportunity Commission.	37	• Manpower, Inc. (employment agency) • Triple S Management Corporation (managed care) •National Association of Corporate Directors
JOHN G. GUFFEY, JR. AGE: 67	Director	1992	President of Aurora Press Inc., a privately held publisher of trade paperbacks.	37	• Ariel Funds (3) (asset management) (through 12/31/11) • Calvert Social Investment Foundation • Calvert Ventures, LLC
MILES D. HARPER, III AGE: 53	Director	2005	Partner, Carr Riggs & Ingram (public accounting firm) since September 2013. Partner, Gainer Donnelly & Desroches (public accounting firm)(now Carr Riggs & Ingram), 1999-2013.	37	• Bridgeway Funds (14) (asset management)
JOY V. JONES AGE: 65	Director	2005	Attorney.	37	• Director, Conduit Street Restaurants SUD 2 Limited • Director, Palm Management Corporation

Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
ANTHONY A. WILLIAMS AGE: 64	Trustee	2016	CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012)); William H. Bloomberg Lecturer in Public Management at the Harvard Kennedy School (since 2009).	37
•     Freddie Mac
•     Evoq Properties/Meruelo Maddux Properties, Inc. (real estate management)
•     Weston Solutions, Inc. (environmental services)
•     Bipartisan Debt Reduction Task Force
•     Chesapeake Bay Foundation
•     Catholic University of America
•     Urban Institute (research organization)

INTERESTED DIRECTORS
JOHN H. STREUR* AGE: 56	Director & President	2015	President and Chief Executive Officer of Calvert Investments, Inc. (since January 2015) and Chief Compliance Officer for Calvert Investment Management and Calvert Investment Distributors, Inc. (since August 10, 2015); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).	37
• Portfolio 21 Investments, Inc. (asset management)(through October 2014)
• Managers Investment Group LLC (asset management)(through January 2012)
• The Managers Funds (asset management) (through January 2012)
• Managers AMG Funds (asset management) (through January 2012)
• Calvert Social Investment Foundation

Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years
OFFICERS
VICKI L. BENJAMIN AGE: 54	Treasurer	2015
Executive Vice President, Chief Financial Officer and Chief Operating Officer of Calvert Investments, Inc. since October 2015; Senior Vice President and Chief Financial Officer of Calvert Investments, Inc. (March 2015 - September 2015). Prior to Calvert, Ms. Benjamin was a Senior Partner at KPMG.

ROBERT D. BENSON, Esq. AGE: 37	Assistant Vice President & Assistant Secretary	2014	Assistant General Counsel (since 2014), Assistant Vice President & Assistant Secretary (since 2015) and Staff Attorney (prior to 2014), Calvert Investments, Inc.
HOPE BROWN AGE: 42	Chief Compliance Officer	2014
Chief Compliance Officer for the Calvert Funds (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

STU DALHEIM AGE: 46	Vice President	2015	Vice President - Shareholder Advocacy for the Adviser.
ROBERT J. ENDERSON, CFA AGE: 57	Assistant Treasurer	2014	Vice President, Corporate Finance, of Calvert Investments, Inc.; Acting Chief Financial Officer of Calvert Investments, Inc. (September 2014 - March 2015)
OFFICERS
PATRICK FAUL AGE: 51	Vice President	2010	Vice President and Head of Credit Research for the Adviser.
TRACI L. GOLDT AGE: 42	Assistant Secretary	2004	SEC Filing and Administrative Operations Manager, Calvert Investments, Inc.
JADE HUANG AGE: 41	Vice President	2015	Equity Portfolio Manager since November 2015 and Senior Equity Analyst prior to November 2015, Adviser.
VISHAL KHANDUJA, CFA AGE: 38	Vice President	2014
Head of Taxable Fixed Income (since 2015) and Vice President of the Adviser (since 2014); Portfolio Manager for Calvert’s taxable fixed-income funds since 2012. Previously worked at Columbia Management as Portfolio Manager - Global Rates and Currency Team (2009-2012).

ERICA LASDON AGE: 45	Assistant Vice President	2015	Director of Sustainability Research since August 2015 and Senior Sustainability Analyst and Manager prior to August 2015, Adviser.
JOSHUA LINDER AGE: 30	Vice President	2015	Equity Portfolio Manager since November 2015, Assistant Portfolio Manger (January 2014 - October 2015) and Equity Analyst (2011 - 2013), Adviser.
CHRISTOPHER MADDEN AGE: 40	Vice President	2015	Equity Portfolio Manager since November 2015 and Senior Equity Analyst prior to November 2015, Adviser.
ANDREW K. NIEBLER, Esq. AGE: 48	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
MARYBETH PILAT, CPA AGE: 48	Fund Controller and Assistant Treasurer	2015
Director of Fund Administration, Calvert Investment Administrative Services, Inc. since August 2015. VP Expense & Budgeting, Global Fiduciary Platform, Legg Mason (May 2015 - July 2015). Vice President and Assistant Treasurer, Columbia Funds, Ameriprise, Columbia Management (2010 - April 2015).

* Mr. Streur is an interested person of the Funds because of his positions with each Fund’s Adviser and certain affiliates.
The address of the Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 2015, the Directors and Officers as a group owned less than 1% of each Fund’s outstanding shares.
Directors’ Ownership of Fund Shares
The Directors owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2015:

Dollar Range of Equity Securities Beneficially Owned by
Fund Name	Richard L. Baird, Jr.(2)	Alice Gresham Bullock(2)(3)	Cari Dominguez(2)(3)	John G. Guffey, Jr.(2)	Miles D. Harper, III(2)	Joy V. Jones(2)	John H. Streur(1)	Anthony A. Williams(2)(3)
Capital Accumulation Fund	$50,001-$100,000	None	None	Over $100,000	None	Over $100,000	None	None
Emerging Markets Fund	None	None	None	$10,001 - $50,000	$10,001 - $50,000	None	None	None
International Equity Fund	$10,001 - $50,000	None	None	$50,001-$100,000	None	$10,001 - $50,000	None	None
International Opportunities Fund	$10,001 - $50,000	None	None	$50,001-$100,000	Over $100,000	$1- $10,000	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Calvert Family of Funds	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
(1) Interested Director.
(2) Independent Director.
(3) Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors effective December __, 2016.
Director Compensation Table

The following table shows (i) the aggregate compensation, including pension and retirement benefits, paid to each Trustee by each Fund for its most recent fiscal year ended September 30, 2015; and (ii) the total compensation received by each Trustee from the Calvert fund complex for calendar year 2015.

Name of Person, Position	Aggregate Compensation From Funds (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Total Compensation From Funds and Fund Complex Paid to Directors****
Richard L. Baird, Jr.** (Director)	$11,755	$3,804	$159,750
Alice Gresham Bullock*** (Director & Chair)	$_________	$________	$________
Cari Dominguez*** (Director)	$_________	$________	$________
John Guffey, Jr.** (Director)	$10,015	$1,381	$132,750
Miles D. Harper, III** (Director)	$10,132	$10,132	$75,750
Joy V. Jones** (Director)	$10,232	$6,047	$76,360
John H. Streur* (Director & President)	$0	$0	$0
Anthony A. Williams*** (Director)	$_________	$_________	$_________

* Mr. Streur is an interested person of the Funds since he is an Officer and Director of the Adviser.
**Ms. Jones and Messrs. Baird, Guffeyand Harper have chosen to defer a portion of their compensation. As of September 30, 2015, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $954,963; $993,097; $557,424 and $918,516, for each of them, respectively.
***Mmes, Bullock and Dominguez and Mr. Williams began serving as Trustees effective December __, 2016, and thus the compensation figures listed for the Funds are estimated based on amounts each would have received if they had been Trustees for the full fiscal year ended September 30, 2015.

**** The Calvert Fund Complex is currently composed of thirty-seven (37) funds. As of December 31, 2015, the Calvert Fund Complex consisted of forty-two (42) Funds. Total compensation from the Calvert Fund Complex reflects payments made from series of the former Calvert SAGE Fund, which subsequently, merged into Calvert Equity Portfolio, a series of Calvert Social Investment Fund on June 24, 2016.
Additional Information about the Directors
The Funds’ Board of Directors believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors lead to the conclusion that the Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Board of Directors believes that the Directors’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, Subadvisors, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Directors, support this conclusion. The Board of Directors has also considered the contributions that each Director can make to the Board and the Funds. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Director: Mr. Baird, experience as a chief executive officer of a non-profit corporation; Ms. Gresham Bullock, academic leadership experience, legal experience and experience as a board member of various organizations; Ms. Dominguez, experience as the head of a federal agency and experience as a board member of a public company; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Mr. Harper, experience as a partner of a public accounting firm and experience as a board member of a mutual fund complex; Ms. Jones, legal experience and experience as a director of a private foundation; Mr. Streur, leadership roles within the Advisor and certain of its affiliates, and experience building and managing investment management firms; and Mr. Williams, experience as the mayor of the District of Columbia and as a board member of various organizations. References to the experience, qualifications, attributes and/or skills of the Directors are pursuant to requirements of the SEC, do not constitute holding out of a Board or any Director as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Director or on a Board by reason thereof.
Board Structure
The Funds’ Board of Directors is responsible for overseeing the management and operations of the Funds. The Board consists of seven Independent Directors and one Director who is an interested person of the Funds. Ms. Gresham Bullock serves as Chair of the Board as an “independent” Board member. The Board of Directors has [two] standing Committees: the Governance Committee and the Audit Committee. Each of the Governance and Audit Committees is chaired by an Independent Director, and is composed solely of Independent Directors.
Board Oversight of Risk
An integral part of the Board’s overall responsibility for overseeing the management and operations of the Funds is the Board’s oversight of the risk management of the Funds’ investment programs and business affairs. The Funds are subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. The Funds, the Adviser, the Subadvisers and other service providers to the Funds have implemented various processes, procedures and controls to identify and address risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.
The Funds’ Board of Directors exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself. In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board of Directors requires management of the Adviser and the Funds, including the Funds’ Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Funds’ independent public accountants on internal control and financial reporting matters. On at least a quarterly basis, the Independent Directors meet with the Funds’ CCO, including outside the presence of management, to discuss issues related to compliance. Furthermore, each Board receives a quarterly report from the Funds’ CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers. The Board also receives regular reports from the Adviser on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Funds’ securities. The Board also receives reports from the Funds’ primary service providers, including the Subadvisers, regarding their operations as they relate to the Funds.

The Funds’ Audit Committees approve and recommend to their respective Boards the approval of independent public accountants to conduct the annual audit of each applicable Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the Fund’s annual audit; and reviews the performance of, and fees charged by, the independent public accountants for professional services.  In addition, the Audit Committees meet with each Fund’s independent public accountants and representatives of Fund management, as applicable, to review accounting activities and areas of financial reporting and control. The following individuals are members of the Board’s Audit Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones. Mr. Harper serves as the Audit Committee Financial Expert.
The Governance Committee of each of the Funds addresses matters of fund governance, including policies on Director compensation and on Board and committee structure and responsibilities. The functions of the Governance Committee of each Board also include those of a Nominating Committee -- e.g., the initiation and consideration of nominations for the appointment or election of independent Directors of the Boards, as applicable. When identifying and evaluating prospective nominees for vacancies on the Board, the Committee reviews all recommendations in the same manner, including those received from shareholders. The Committee determines if the prospective nominee meets the specific qualifications set forth in the Committee’s charter, and any other qualifications deemed to be important by the Committee.
The Board believes that diversity is an important attribute of a well-functioning board. The Governance Committee is responsible for advising the Board upon request on matters of diversity, including race, gender, culture, thought, and geography; and for recommending, as necessary, measures contributing to a Board that, as a whole, reflects a range of viewpoints, backgrounds, skills, experience, and expertise. In the process of searching for qualified persons to serve on the Board, the Committee strives for the inclusion of diverse groups, knowledge, and viewpoints. To accomplish this, the Committee may retain an executive search firm to help meet the Committee’s diversity objective as well as form alliances with organizations representing the interests of women and minorities. In connection with its efforts to create and maintain a diverse Board, the Committee may: (i) develop recruitment protocols that seek to include diverse candidates in any director/trustee search. These protocols should take into account that qualified, but often overlooked, candidates may be found in a broad array of organizations, including academic institutions, privately held businesses, nonprofit organizations, and trade associations, in addition to the traditionally recognized candidate pool of public company directors and officers; (ii) strive to use the current network of organizations and trade groups that may help identify diverse candidates; and (iii) periodically review director/trustee recruitment and selection protocols so that diversity remains a component of any director/trustee search. The Committee shall, as it deems appropriate, periodically review Board composition to ensure that the Board reflects a balance of knowledge, experience, skills, expertise, and diversity, including racial and gender diversity, required for the Board to fulfill its duties. The following individuals serve as members of the Consolidated Board’s Governance Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones.

INVESTMENT ADVISER AND SUB-ADVISERS

The Funds’ Investment Adviser is Calvert Research and Management (“CRM” or the “Adviser”), a newly-formed, indirect subsidiary of Eaton Vance Management (“Eaton Vance”) which is a wholly-owned subsidiary of Eaton Vance Corp (“EVC”), a Maryland corporation and publicly-held holding company. Under the Investment Advisory Agreement with respect to the Funds, the Adviser provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of the Board. The Adviser provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors who are employees of the Adviser or its affiliates. The Funds pay all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Funds, who are not employees of the Adviser or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
Under the Investment Advisory Agreement, for services provided to the Capital Accumulation Fund, the Adviser receives an annual fee, payable monthly, of 0.65% of the Fund’s average daily net assets. For services provided to the International Equity Fund, the Adviser receives an annual fee, payable monthly, of 0.75% of the Fund’s average daily net assets up to and including $250 million, 0.725% of the next $250 million, and 0.675% on assets in excess of $500 million. For services provided to the International Opportunities Fund, the Adviser receives an annual fee, payable monthly, of 0.75% of the Fund’s average daily net assets. For services provided to the Emerging Markets Equity Fund, the Adviser receives an annual fee, payable monthly, of 0.88% of the Fund’s average daily net assets.
The Adviser reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Adviser may, but is not required to, waive current payment of its fees or reimburse expenses of the Fund, except as noted in the Fund’s Prospectus. Investment advisory fees are allocated among classes as a Fund-level expense based on net assets.
Prior to [December 30, 2016], Calvert Investment Management, Inc. (“CIM”) served as investment adviser to the Funds and received an annual fee, payable monthly, at the same rates as noted above, except for services provided to Emerging Markets Equity Fund, CIM received an annual fee, payable monthly, of 0.95% of the Fund’s average daily net assets. The advisory fees paid to CIM by the Funds for the past three fiscal years were as follows:

	2013	2014	2015
Capital Accumulation Fund	$2,029,599	$2,632,849	$3,019,915
International Equity Fund	$2,403,601	$2,878,134	$2,822,908
International Opportunities Fund	$469,065	$717,239	$1,105,090
Emerging Markets Equity Fund	$234,687	$504,435	$650,618
During the 2013, 2014 and 2015 fiscal years, the Adviser voluntarily waived fees in International Opportunities Fund of $11,266, $4,106 and $34,305, respectively.
Sub-Advisers
Eaton Vance Management (International) Limited (“EVMI”) is a registered investment adviser. EVMI provides investment advice to institutional clients and pooled investment vehicles. EVMI was originally organized in 2001. EVMI had approximately $8 billion in assets under management as of September 30, 2016.
Hermes Investment Management Limited (“Hermes”) is a wholly owned subsidiary of Hermes Fund Managers Limited, which is 100% owned by BriTel Fund Trustees Limited.  Hermes receives a sub-advisory fee, paid by the Adviser, of 0.65% of the average daily net assets of the Emerging Markets Equity Fund. Hermes may voluntarily waive a portion of its sub-advisory fee from time to time, and any such waiver may be discontinued at any time.

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Fund’s Portfolio Managers, identified in the Prospectus of the Fund, is provided below.
A. Other Accounts Managed by Portfolio Managers of the Fund
The following Portfolio Managers of the Funds are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager.  The “Other Accounts” category includes accounts managed in the Portfolio Manager’s personal as well as professional capacities.
CAPITAL ACCUMULATION FUND
Calvert: Christopher Madden, CFA

Accounts Managed (not including Capital Accumulation Fund) as of April 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed
Total Assets in Other Accounts Managed
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance

Jade Huang

Accounts Managed (not including Capital Accumulation Fund) as of April 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed
Total Assets in Other Accounts Managed
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance
Charles B. Gaffney*

Accounts Managed as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

INTERNATIONAL EQUITY FUND
Christopher Madden, CFA

Accounts Managed (not including International Equity Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed
Total Assets in Other Accounts Managed
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance

Jade Huang

Accounts Managed (not including International Equity Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed
Total Assets in Other Accounts Managed
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance
Christopher Dyer*

Accounts Managed as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed
Total Assets in Other Accounts Managed
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance
Ian Kirwan*

Accounts Managed as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed
Total Assets in Other Accounts Managed
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance

INTERNATIONAL OPPORTUNITIES FUND
Christopher Madden, CFA

Accounts Managed (not including International Equity Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed
Total Assets in Other Accounts Managed
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance
Jade Huang

Accounts Managed (not including International Equity Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed
Total Assets in Other Accounts Managed
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance
Aidan M. Farrell*

Accounts Managed as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed
Total Assets in Other Accounts Managed
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance
EMERGING MARKETS EQUITY FUND
Gary Greenberg, CFA

Accounts Managed (not including Emerging Markets Equity Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed
Total Assets in Other Accounts Managed
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance

Elena Tedesco, CFA

Accounts Managed (not including Emerging Markets Equity Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed
Total Assets in Other Accounts Managed
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance
* Mr. Gaffney began serving as a Portfolio Manager of Calvert Capital Accumulation Fund on December __, 2016. Messrs. Dyer and Kirwan began serving as Portfolio Managers of Calvert International Equity Fund on December __, 2016. Mr. Farrell began serving as a Portfolio Manager of Calvert International Opportunities Fund on December __, 2016.
B. Potential Conflicts of Interest in Managing a Fund and Other Account
The following describes material conflicts of interest, which may potentially arise in connection with the management of a Fund’s investments by a Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Funds” above.
CAPITAL ACCUMULATION FUND
Because the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The Portfolio Managers for the Funds are aware of and abide by the Adviser’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. The Fund relies on a pro rata allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment. In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Adviser to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.
INTERNATIONAL EQUITY FUND AND INTERNATIONAL OPPORTUNITIES FUND
It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the Adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The Adviser and Sub-Adviser have adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the Adviser’s and Sub-Adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.
EMERGING MARKETS EQUITY FUND
Because the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. Hermes has taken steps to address potential conflicts of interest from managing more than one account.  Note that the focus of the Hermes Emerging Markets Team, of which Mr. Greenberg is a member, is purely on emerging markets equity management. All accounts managed by the team follow the same underlying investment philosophy and are managed in a similar manner.
Trades are allocated to accounts in line with investment guidelines, ensuring all investment restrictions are considered. Trades follow a strict dealing procedure and are allocated fairly and on the exact same basis as the intended allocation recorded on the dealing ticket. For clients with similar mandates, Hermes may aggregate a client order with an order or orders for other clients if it is likely that the aggregation will work overall to the advantage of all clients whose order is aggregated.  In the event of only being able to partially fill an aggregated order, allocation will occur on a reduced pro rata basis, unless allocation becomes uneconomic for a client. When it is no longer in the client’s interest to receive the reduced allocation, Hermes may eliminate those clients from the allocation and reallocate the remaining part of the order on a rotational basis to the remaining clients so that there is no systemic bias for or against a client or clients.
Hermes’ general principles for preventing conflicts of interest are as follows:

•
Hermes endeavors always to act professionally and independently with the client’s best interests in mind, and to take all reasonable steps to identify circumstances that may give rise to conflicts of interest entailing a material risk of damage to the client’s interests.

•	Hermes establishes appropriate mechanisms and systems to manage those conflicts.

•	Hermes maintains systems designed to prevent actual damage to client interests through any identified conflicts.
Where appropriate internal measures designed to manage conflicts of interest are considered insufficient to mitigate, with reasonable confidence, risks of damage to a client’s interests, Hermes will disclose the general or specific nature of these conflicts of interest openly to the client or clients concerned.
C. Compensation of Portfolio Managers of the Funds
Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Fund, the Adviser or Sub-Adviser (if any) of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Funds” above.
CAPITAL ACCUMULATION FUND, INTERNATIONAL EQUITY FUND AND INTERNATIONAL OPPORTUNITIES FUND
Compensation Structure for CRM and EVMI. Compensation of the Adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The Adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the Adviser’s employees. Compensation of the Adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.
Method to Determine Compensation. The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the Adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.
The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.
The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The Adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.
EMERGING MARKETS EQUITY FUND
Hermes

Compensation with Respect to Management of Emerging Markets Equity Fund and Other Accounts as of September 30, 2015
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Hermes	Competitive base salary and ancillary benefits.
Bonus	Hermes
Discretionary bonuses based equally on the performance and behavior of the individual.
The bonus pool is calculated at a firm-wide level. We believe that this brings two significant benefits:
Firstly, it encourages and rewards good corporate behaviors and increases cross-team support, sharing of ideas, resources and opportunities.
Secondly, investment managers are encouraged to focus purely on delivering performance and managing capacity in the best interests of clients.

Deferred Compensation	Hermes
At least 50% of the deferred component of the investment manager’s bonus is notionally co-invested in the strategies that they manage. This is deferred for three years. The larger the bonus, the greater the proportion deferred.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	Hermes
Hermes has established a long-term incentive plan allowing participants to benefit from the long-term growth of the business through a share in firm-wide profitability. The participants are selected by the Executive Committee each year and receive a share of Hermes’ audited pre-tax, post-bonus profits four years hence. Participation each year is not guaranteed, ensuring that the performance of individuals in the scheme remains high and giving the opportunity for the Executive Committee to bring in new participants deemed critical to the business. The scheme is overseen by the Remuneration Committee. Should a corporate event take place, the participation is, effectively, converted to equity.

D. Securities Ownership of Portfolio Managers of the Funds
With respect to each Portfolio Manager identified in the Prospectus, the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of September 30, 2015 in the Fund(s) managed by that individual. Those securities were valued as of September 30, 2015. (Specified ranges: none; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Capital Accumulation Fund	Calvert
		Christopher Madden, CFA	None (as of June 8, 2016)

		Jade Huang	None (as of June 8, 2016)
Charles B. Gaffney
International Equity Fund	Calvert
		Christopher Madden, CFA	None

		Jade Huang	None
	EVMI	Christopher Dyer
Ian Kirwan
International Opportunities Fund	Calvert	Christopher Madden, CFA	None
		Jade Huang	None
	EVMI	Aidan M. Farrell

Emerging Markets Equity Fund	Hermes	Gary Greenberg, CFA	None
		Elena Tedesco, CFA	None

ADMINISTRATIVE SERVICES AGENT

As indicated in the Prospectus, CRM serves as administrator of each Fund. Effective February 1, 2016, each Class of each Fund is authorized to pay CRM an annual fee in the amount of 0.12% of average daily net assets for providing administrative services to the Fund except that the administrator has contractually agreed to waive 0.02% of the administrative fee for Class I shares of Capital Accumulation Fund and Emerging Markets Equity Fund through January 31, 2018. Under each Agreement, CRM has been engaged to administer each Fund’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Prior to [December 31, 2016], Calvert Investment Administrative Services (“CIAS”), served as each Fund’s administrative services agent. For providing such services, CIAS received an annual administrative service fee payable monthly (as a percentage of average daily net assets) prior to February 1, 2016, as follows:

	Class A and C	Class I	Class Y
Capital Accumulation Fund	0.25%	0.10%	0.25%
International Equity Fund	0.35%	0.15%	0.35%
International Opportunities Fund	0.30%	0.15%	0.30%
Emerging Markets Equity Fund	0.35%	0.10%	0.35%

The administrative fees paid to CIAS by the Funds for the past three fiscal years were:

	2013	2014	2015
Capital Accumulation Fund	$631,238	$797,535	$878,767
International Equity Fund	$958,670	$1,178,211	$1,120,384
International Opportunities Fund	$171,330	$244,354	$386,226
Emerging Markets Equity Fund	$30,788	$94,357	$143,640
METHOD OF DISTRIBUTION

Effective _____________, Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Funds. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the members of the Board (including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC.
Prior to [December 31, 2016], Calvert Investment Distributors, Inc. (“CID”) served as the principal underwriter and distributor for the Funds.
Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted Distribution Plans (“Plans”), which permit the Funds to pay certain expenses associated with the distribution and servicing of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.25% of Class A’s average daily net assets.
Expenses under the Fund’s Class C Plan may not exceed, on an annual basis, 1.00% of the average daily net assets of Class C.  Neither Class I nor Class Y has a Plan.  The Class A and C Plans compensate EVD at a set rate regardless of EVD’s expenses.  Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders and for compensation to broker/dealers, underwriters, and salespersons.
Each Fund’s Plans were approved by the Board, including the Directors who are not “interested persons” of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Funds are committed to the discretion of the Independent Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders, including through economies of scale at higher asset levels, better investment opportunities, and more flexibility in managing a growing portfolio.
The Plans may be terminated by vote of a majority of the Independent Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of each Fund. Any change in the Plans that would materially increase the distribution cost to a Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the Independent Directors, as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board.
As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Fund as part of the annual operating expenses).  In addition to these payments, the Adviser, principal underwriter and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds.  The Adviser, principal underwriter and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms’ accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time. As of December 31, 2015, the Funds’ prior investment adviser, CID and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Ameritas Life Insurance Corp., Charles Schwab & Co., Inc., CUSO, First Ameritas Life Insurance Corp., LPL Financial Services, Merrill Lynch, Morgan Stanley, Pershing, Raymond James, Thrivent Financial for Lutherans, UBS Financial Services and Wells Fargo Advisors.
Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers.  Neither the Adviser nor any Sub-Adviser uses Fund brokerage to compensate broker/dealers for the sale of Fund shares.
Total Plan Expenses paid to CID by the Funds for the fiscal year ended September 30, 2015 were:

	Class A	Class C
Capital Accumulation Fund	$582,918	$302,565
International Equity Fund	$592,604	$170,740
International Opportunities Fund	$206,015	$49,535
Emerging Markets Equity Fund	$60,807	$6,147
For the fiscal year ended September 30, 2015, the Funds’ Plan expenses for Classes A and C were spent for the following purposes:

Capital Accumulation Fund	Class A	Class C
Compensation to broker/dealers	$582,918	$218,125
Compensation to sales personnel	$0	$0
Advertising	$0	$0
Printing and mailing of prospectuses to other than current shareholders	$0	$0
Compensation to underwriters	$0	$84,440
Interest, financing charges	$0	$0
Other	$0	$0

International Equity Fund	Class A	Class C
Compensation to broker/dealers	$592,604	$148,356
Compensation to sales personnel	$0	$0
Advertising	$0	$0
Printing and mailing of prospectuses to other than current shareholders	$0	$0
Compensation to underwriters	$0	$22,384
Interest, financing charges	$0	$0
Other	$0	$0

International Opportunities Fund	Class A	Class C
Compensation to broker/dealers	$163,513	$33,869
Compensation to sales personnel	$42,502	$0
Advertising	$0	$0
Printing and mailing of prospectuses to other than current shareholders	$0	$0
Compensation to underwriters	$0	$15,665
Interest, financing charges	$0	$0
Other	$0	$0

Emerging Markets Equity Fund	Class A	Class C
Compensation to broker/dealers	$60,807	$2757
Compensation to sales personnel	$0	$0
Advertising	$0	$0
Printing and mailing of prospectuses to other than current shareholders	$0	$0
Compensation to underwriters	$0	$3,391
Interest, financing charges	$0	$0
Other	$0	$0

For each Fund, Class A shares are offered at NAV plus a front-end sales charge as follows:

Amount of Investment	As a % of offering price	As a % of net amount invested	Allowed to Brokers as a % of offering price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%
EVD receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amount retained by CID (i.e., not reallowed to dealers) for the last three fiscal years were:

Fiscal Year	2013		2014		2015
Class A	Gross	Net	Gross	Net	Gross	Net
Capital Accumulation Fund	$150,124	$81,328	$131,152	$70,355	$147,035	$80,148
International Equity Fund	$67,960	$32,875	$68,055	$38,239	$74,579	$43,455
International Opportunities Fund	$31,391	$18,300	$42,851	$25,798	$44,590	$23,836
Emerging Markets Equity Fund	$6,815	$4,728	$11,248	$6,978	$14,655	$9,049

Class C	2013		2014		2015
Capital Accumulation Fund	$2,279		$2,994		$2,205
International Equity Fund	$1,412		$2,055		$4,072
International Opportunities Fund	$288		$340		$1,003
Emerging Markets Equity Fund	$0		$9		$72
Directors/Trustees and certain other affiliated persons of the Funds are exempt from sales charges since the distribution costs are minimal to persons already familiar with the Funds. Specifically, there is no sales charge on shares of any Calvert Fund sold to or constituting the following:

•
current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (family members include a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories); and

•	directors, officers, and employees of any sub-adviser for the Calvert Funds, employees of broker/dealers distributing the Fund’s shares and family members of the sub-adviser, or broker/dealer.
Other groups (e.g., group retirement plans) are exempt from the Class A sales charges due to economies of scale in distribution. See the Prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. (“BFDS”), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends. For these services, BFDS receives a fee based on the number of shareholder accounts and transactions.
Eaton Vance provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Under the agreement, Eaton Vance provides: (1) specified sub-transfer agency services; (2) compliance monitoring services; and (3) intermediary oversight services. For the services it provides, Eaton Vance receives an annual fee equal to $8.00 per account based on the number of non-zero balance accounts at the end of each month.
Prior to [December 31, 2016] Calvert Investment Services, Inc. (“CIS”), a subsidiary of Calvert Investments, Inc., served as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.
CIS received a fee based on the asset class (fixed income and equities) and the resources necessary to support the various services each asset class required.  The following chart shows the shareholder servicing fees paid to CIS by the Funds for the past three fiscal years:

	2013	2014	2015
Capital Accumulation Fund	$101,314	$88,099	$84,876
International Equity Fund	$114,274	$99,074	$94,500
International Opportunities Fund	$20,805	$19,474	$22,305
Emerging Markets Equity Fund	$1,220	$4,060	$8,145

PORTFOLIO TRANSACTIONS

The Funds’ Adviser and Sub-Advisers place orders with broker-dealers for the Funds’ portfolio transactions.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.
Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Funds’ Adviser and Sub-Advisers make investment decisions and the choice of brokers and dealers under the direction and supervision of the Board.
Broker/dealers who execute transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Adviser’s/Sub-Adviser’s obligation to seek best execution. The Funds have adopted a policy that prohibits the Adviser and their respective Sub-Advisers from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.
For the last three fiscal years, total brokerage commissions paid were as follows:*

	2013	2014	2015
Capital Accumulation Fund	$438,632	$498,517	$629,093
International Equity Fund	$310,240	$434,370	$402,816
International Opportunities Fund	$115,922	$155,604	$234,301
Emerging Markets Equity Fund	$164,260	$263,145	$244,191
*Brokerage commissions data provided prior to fiscal year 2015 include commissions charged for effecting derivatives transactions, such as futures trading.
Capital Accumulation Fund’s increase in brokerage commissions in 2015 was due to increased trading activity as a result of significant investor inflows. International Equity Fund’s increase in trading activity in 2014 was due to a reallocation of Fund assets among the Fund’s investment managers. The increase in brokerage commissions for International Opportunities Fund in 2015 and for Emerging Markets Equity Fund in 2014 was due to a growth in assets for each Fund.
None of the Funds paid brokerage commissions to affiliated persons during any of the last three fiscal years.
The Funds’ Adviser and Sub-Advisers select brokers on the basis of best execution. In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Adviser in monitoring the investment activities of the Sub-Advisers of the Funds. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.
If, in the judgment of the Adviser or Sub-Advisers, the Funds or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Adviser that such research services will be used for the benefit of the Funds as well as other Calvert funds and managed accounts.
For the fiscal year ended September 30, 2015, the Adviser and/or Sub-Advisers allocated brokerage commissions for soft dollar research services in the following amounts:

	Amount of Transactions	Related Commissions
Capital Accumulation Fund	$465,690,410	$305,869
International Opportunities Fund	$145,410,872	$123,861,657
International Equity Fund	$406,949,618	$193,205
As of September 30, 2015, none of the Funds held securities of their “regular broker-dealers” (as defined in the 1940 Act) or of the parents of those broker-dealers.
The portfolio turnover rates for the last two fiscal years were as follows:

	2014	2015
Capital Accumulation Fund	81%	74%
International Equity Fund	82%	97%
International Opportunities Fund	56%	51%
Emerging Markets Equity Fund	95%	66%

PORTFOLIO HOLDINGS DISCLOSURE

The Funds have adopted a Portfolio Holdings Disclosure Policy (“Disclosure Policy”) that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Fund’s portfolio holdings.
Publicly Available Portfolio Holdings
Information regarding a Fund’s portfolio holdings is publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be a Fund’s complete portfolio holdings disclosed in its Semi-Annual or Annual Reports and filed with the SEC on Form N-CSR or in its quarterly holding reports filed with the SEC on Form N-Q after a Fund’s first and third fiscal quarters. A Fund’s portfolio holdings are available on the www.calvert.com website 10 business days after each month-end (quarter-end for fixed-income funds). From time to time, a Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Fund’s publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.
Non-Public Portfolio Holdings
The Funds’ Disclosure Policy, as described generally below, allows the disclosure of a Fund’s non-public portfolio holdings for the Fund’s legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients.  Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.
Subject to approval from the Legal Department of Calvert Investments, Inc., a representative from the Administrator may provide a Fund’s non-public portfolio holdings to a recognized rating and ranking organization, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.
A service provider or other third party that receives information about a Fund’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g.,  a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.
A Fund’s partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Funds and current and prospective clients of the Adviser, provided that: (1) the recipient makes a specific request to an authorized individual in the Legal Department of CRM (“Authorized Individual”); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; and (3) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient’s need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.
Under the Disclosure Policy, neither a Fund, the Adviser nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund’s non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Board. The Board shall also receive annual reports from Fund management on those entities to whom such disclosure has been made.
Ongoing Arrangements
The following is a list of those entities to whom information about the Funds’ non-public portfolio securities is made available and the frequency at which the information is provided, including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which may include provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Barclays Capital	Portfolio Holdings	Daily
Barra	Portfolio Holdings	Daily
Bloomberg	Portfolio Holdings	Daily
Charles River Systems	Portfolio Holdings	Daily
FactSet	Portfolio Holdings	Daily
HC Asset Management	Portfolio Holdings	Quarterly
Institutional Shareholder Services	Portfolio Holdings	Quarterly
KPMG LLP	Portfolio Holdings	Annually
Morningstar	Portfolio Holdings	Monthly
State Street Bank and Trust	Portfolio Holdings	Daily
Thomson Reuters/Lipper	Portfolio Holdings	Monthly

PERSONAL SECURITIES TRANSACTIONS

The Funds, their Adviser, Sub-Advisers, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the investment personnel of the Adviser to invest in securities that may be purchased or held by the Funds. The Code of Ethics contains certain conditions such as preclearance of personal securities transactions and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines of the Calvert Funds. The Guidelines include the policies and procedures that the Funds use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of a Fund’s Adviser, principal underwriter, or an affiliated person of the Fund, its Adviser, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO
THE BOARD OF DIRECTORS

Any shareholder who wishes to send a communication to the Board should send the communication to the attention of the Fund’s Secretary at the following address:
Calvert Funds
Attn: [Name of Fund] Secretary
4550 Montgomery Avenue
Bethesda, Maryland 20814
All communications should state the specific Calvert Fund to which the communication relates.  After reviewing the communication, the Fund’s Secretary will forward the communication to the Board.
In its function as a nominating committee, the Governance Committee of the Board will consider any candidates for vacancies on the Board from any shareholder of a Fund who has held his or her shares for at least five years.  Shareholders of a Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund’s Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Director. A shareholder wishing to recommend to the Governance Committee a candidate for election as a Director may request the Fund’s Policy for the Consideration of Director Nominees by contacting the Fund’s Secretary at the address above.
If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Board, the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund’s Secretary at the address above.  Communications to individual Directors or to a Committee sent in care of the Fund’s Secretary will be forwarded to the individual Director or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

_____________________ serves as the independent registered public accounting firm for the Funds.  State Street Bank & Trust Company, N.A. serves as custodian of the Funds’ investments. The custodian has no part in deciding the Funds’ investment policies or the choice of securities that are to be purchased or sold for the Funds.

GENERAL INFORMATION

Calvert World Values Fund, Inc. is an open-end management investment company, organized as a Maryland corporation on February 14, 1992. It has four series: the International Equity Fund and the International Opportunities Fund, each of which is diversified, and the Capital Accumulation Fund and the Emerging Markets Equity Fund, which are non-diversified.
Each share of a Fund represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Each Fund offers four separate classes of shares: Class A, Class C, Class I and Class Y.  Each class of a Fund represents interests in the same portfolio of investments but, as further described in the Prospectuses, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).
The Funds enter into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Funds. Shareholders of the Funds are not parties to, or third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders of the Funds.
Neither this SAI, the Prospectus nor any document filed as an exhibit to the Funds’ registration statement is intended to give rise to any agreement or contract between a Fund and any shareholder, or give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 1, 2016, to the Funds’ knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Funds as shown:

Fund Name
Name & Address	% of Ownership

Capital Accumulation Fund

International Equity Fund

International Opportunities Fund

Emerging Markets Equity Fund

FUND SERVICE PROVIDERS

INVESTMENT ADVISER
Calvert Research and Management, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
SHAREHOLDER SERVICING AGENT
Eaton Vance Management
Two International Place
Boston, Massachusetts 02110
PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
Two International PlaceBoston, Massachusetts 02110
ADMINISTRATIVE SERVICES AGENT
Calvert Research and Management
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
_____________________
_________________________
_____________________
CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

APPENDIX A
GLOBAL PROXY VOTING GUIDELINES FOR
CALVERT FAMILY OF FUNDS
I. INTRODUCTION
Calvert believes that sound corporate governance and overall corporate sustainability and social responsibility characterize healthy corporations. A well-governed sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.
Long-Term Value. Responsible, healthy companies focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.
Accountability. Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.
Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.
As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.
On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Adviser votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate adviser the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.
When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund adviser generally foresees voting all shares as described except in special circumstances where the adviser determines that a contrary vote may be in the best interests of Fund shareholders.
When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund adviser cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.
Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund adviser will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.
Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and on the Securities and Exchange Commission’s website at www.sec.gov.
II. CORPORATE GOVERNANCE
A. Board and Governance Issues
The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.
One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.
Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.
Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.
Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography. Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.
Private companies may take some time to achieve an adequate balance of diversity and independence on their boards. Therefore, for private companies, the fund adviser will vote on a case-by-case basis on board independence and board diversity matters.
Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.
The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.
Board Independence

•	The Fund adviser will oppose slates of directors without at least a majority of independent directors.

•
The Fund adviser will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

•	The Fund adviser will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•	The Fund adviser will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.
Board Diversity

•	The Fund adviser will oppose slates of directors that result in a board that does not include gender, racial and diversity of perspective.

•
The Fund adviser may oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

•	The Fund adviser may oppose individual directors who serve as members of the nominating committee and have failed to establish gender and/or racial diversity as a factor in new board member searches.

•	The Fund adviser will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.
Board Accountability

•	The Fund adviser will oppose slates of directors in situations where the company failed to take action on shareowner proposals that were approved by the majority of votes cast in the prior year.

•
The Fund adviser will oppose directors if at the previous board election, any director received more than 50 percent opposition (based on shares cast) and the company failed to address the underlying issues that caused the high opposition.

•	The Fund adviser will oppose directors if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency approved by shareholders.

•	The Fund adviser will oppose directors when the company’s poison pill has a “dead-hand” or “modified dead-hand” feature.

•	The Fund adviser will oppose directors if the board adopts a poorly structured poison pill without shareholder approval.

•	The Fund adviser will oppose directors if the board makes a material adverse change to an existing poison pill without shareholder approval.

•	The Fund adviser will evaluate on a case-by-case basis and potentially oppose director nominees for Environment, Social, and Governance (ESG) failures.

•
The Fund adviser will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•	The Fund adviser will oppose directors who sit on more than four public company boards and oppose directors who serve as CEO and sit on more than two additional boards.
Board Committee on Sustainability/Corporate Social Responsibility Issues
Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•	The Fund adviser will ordinarily support the creation of a board level committee on sustainability/corporate social responsibility issues.
Limitations, Director Liability and Indemnification
Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•
The Fund adviser will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure
Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•	The Fund adviser will examine and vote on a case-by-case basis proposals to limit director tenure.

•	The Fund adviser will oppose incumbent nominating committee board members where average board tenure is 12 years or greater and the company exhibits a record of poor performance.
Director Stock Ownership
Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance. For example, limiting board service only to those who can afford to purchase shares or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

•	The Fund adviser will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•	The Fund adviser will oppose excessive awards of stock or stock options to directors.

Director Elections
Contested Election of Directors
Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•	The Fund adviser will evaluate director nominees on case-by-case basis in contested election of directors.

•
The Fund adviser will oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

Classified or Staggered Boards
On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•	The Fund adviser will ordinarily support proposals to elect all board members annually and to remove classified boards.
Majority Vote Standard
A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees. Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes. Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•	The Fund adviser will generally support both precatory and binding resolutions seeking to establish a majority vote standard.
Cumulative Voting
Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•	The Fund adviser will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.
Shareholder Rights
Supermajority Vote Requirements
Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•	The Fund adviser will ordinarily oppose supermajority vote requirements.

•	The Fund adviser will support proposals to reduce supermajority shareholder vote requirements for charter amendments, mergers and other significant business combinations.

•
The Fund adviser will support proposals that request the Board to take or initiate the steps necessary to amend the Company’s governing documents to provide that all non-binding matters presented by shareholders shall be decided by a simple majority of the votes cast for and against an item but not abstentions.

•
The Fund adviser will vote on a case-by-case basis proposals submitted by shareholder(s) who own a significant amount of company stock, taking into account: a) ownership structure; b) quorum requirements; and c) supermajority vote requirements.

Shareowner Access to Proxy
Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners - whom directors are supposed to represent - are deprived of the same right. We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•	The Fund adviser will ordinarily support management and shareholder proposals that grant shareowner access to the proxy ballot.

•
The Fund adviser will examine and vote on a case-by-case basis proposals that create threshold targets for shareowner access to the proxy ballot with respect to factors including the ownership threshold and the holding period duration.

Restrictions on Shareowners Acting by Written Consent
Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•	The Fund adviser will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•	The Fund adviser will ordinarily support proposals to allow or facilitate shareowner action by written consent.
Restrictions on Shareowners Calling Meetings
It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•	The Fund adviser will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such, restrictions limit the right of shareowners to participate in governance.
Dual or Multiple Classes of Stock
In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners - often a majority of shareowners - to exercise influence over the governance of the corporation. This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

•
The Fund adviser will ordinarily oppose proposals to create dual classes of stock. However, the adviser will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

•	The Fund adviser will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee
The annual shareholder ratification of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

•	The Fund adviser will ordinarily oppose proposals seeking ratification of the auditor when the adviser determines that the independence of the auditor may be compromised.

•	The Fund adviser will ordinarily support proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

•	The Fund adviser will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

•	The Fund adviser will ordinarily support proposals that call for more stringent measures to ensure auditor independence.
In a number of countries companies routinely appoint internal statutory auditors.

•
The Fund adviser will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•	The Fund adviser will ordinarily support proposals that call for the annual election of auditors by shareholders.
Audit Committee

•
The Fund adviser will ordinarily oppose members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the adviser determines that the independence of the auditor may be compromised.

•
The Fund adviser will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them.

Transparency and Disclosure
International corporate governance is constantly changing and there have been waves of development of governance codes around the world. The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•	The Fund adviser will ordinarily support proposals that call for full disclosure of company financial performance.

•	The Fund adviser will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

•
The Fund adviser will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•
The Fund adviser will ordinarily support proposals that call for disclosure of corporate governance codes and structures, including efforts to mitigate risk and promote a compliance-oriented corporate culture.

•	The Fund adviser will ordinarily support proposals that call for disclosure of related party transactions.

•	The Fund adviser will ordinarily support proposals that call for disclosure of the board nominating process.

Litigation Rights/Exclusive Venue and Fee Shifting Bylaw Provisions
Bylaw provisions effecting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

•	The Fund adviser will vote on a case-by-case basis on bylaw changes affecting shareholders’ litigation rights.
B. Executive and Employee Compensation
Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership. Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.
There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. The structure of these compensation plans often determines the level of alignment between management and shareowner interests. Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria. These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.
Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.
Disclosure of CEO, Executive, Board and Employee Compensation

•
The Fund adviser will ordinarily support proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

•
The Fund adviser will ordinarily support proposals requesting that companies disclose links between firm financial performance and annual compensation packages of top management, Board of Directors, and employees.

CEO and Executive Compensation

•
The Fund adviser will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

•	The Fund adviser will support proposals seeking to establish an annual shareholder advisory vote on compensation.

•
The Fund adviser will ordinarily oppose proposals seeking shareholder ratification of the company's executive officers' compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation.

•
The Fund adviser will ordinarily oppose compensation proposals if the plan lacks a sufficient connection to performance, or lacks adequate disclosure, or contains features that are considered to be problematic or clearly deviate from best market practice without adequate justification.

Compensation Committee

•
The Fund adviser may oppose members of the compensation committee and potentially the full board when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

•	The Fund adviser will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

•
The Fund adviser will ordinarily oppose proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

•	The Fund adviser will examine and ordinarily oppose proposals for re-pricing of underwater options.

•	The Fund adviser will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•	The Fund adviser will ordinarily support proposals requiring that all option plans and option re-pricing is submitted for shareholder approval.

•	The Fund adviser will ordinarily oppose proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

•	The Fund adviser will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

•
The Fund adviser will support proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund adviser will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options
Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•	The Fund adviser will ordinarily support proposals requesting that companies expense stock options.
Pay Equity

•	The Fund adviser will support proposals requesting that management provide a pay equity report.
Ratio between CEO and Worker Pay

•	The Fund adviser will support proposals requesting that management report on the ratio between CEO and employee compensation.

•	The Fund adviser will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.
Executive Compensation Tie to Non-Financial Performance

•
The Fund adviser will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements
Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

•	The Fund adviser will support proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

•
The Fund adviser will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•	The Fund adviser will oppose the election of compensation committee members who approve severance agreements that are not ratified by shareowners.
C. Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring
Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.
Considering the Non-Financial Effects of a Merger Proposal
Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

•	The Fund adviser will support proposals that consider non-financial impacts of mergers.

•
The Fund adviser will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

•
The Fund adviser will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law
Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

•
The Fund adviser will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

Unilateral Charter, Bylaws and Amendments
Boards should not be allowed to make bylaw/charter amendments changes that adversely affect shareholder rights without seeking shareholder ratification of the amendments. This policy codifies our current approach to unilateral bylaw/charter amendments and the issue of companies adopting a suite of shareholder-unfriendly governance provisions shortly before, or on the date of, their initial public offerings ("IPOs"). The policy addresses this trend in IPO-related amendments by considering it a factor when determining a vote recommendation on directors.
There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•
The Fund adviser will generally oppose or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered on a case-by-case basis) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely affect shareholders.

•
The Fund adviser will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation
Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•	The Fund adviser will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

•
The Fund adviser will review on case-by-case basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

•
The Fund adviser will ordinarily oppose proposals to reincorporate outside the United States if the adviser determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization
Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•	The Fund adviser will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•
The Fund adviser will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund adviser will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock
Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

•
The Fund adviser will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund adviser will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills
Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•	The Fund adviser will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

•	The Fund adviser will ordinarily oppose poison pills or shareowner rights plans.
Greenmail
Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares. This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•	The Fund adviser will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.
III. CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY
A. Sustainability Reporting
The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

•
The Fund adviser will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•	The Fund adviser will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.
B. Environment
All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•
The Fund adviser will ordinarily support proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•
The Fund adviser will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

•
The Fund adviser will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles
The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•	The Fund adviser will support proposals requesting that a company become a signatory to the Ceres Principles.
Climate Change Mitigation
Shareholder initiatives on climate change have focused on companies that contribute materially to climate change. Increasingly, corporations in a wide variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective-and often cost-saving-steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose information, using various guidelines. This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting renewable energy resources for fossil fuels.

•
The Fund adviser will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•	The Fund adviser will support proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•	The Fund adviser will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

•	The Fund adviser will support proposals seeking an assessment of a company’s impact on financed emissions through their operations, lending, and borrowing activities.
Climate Change Adaptation
Shareholder initiatives on climate change may also focus on companies that are particularly at risk from disruptions due to climate change. Companies may face physical risk in operations or in the supply chain, or price shocks or disruptions of key raw materials, or other impacts. Initiatives have included proposals that request companies to disclose these potential risks and detail measures taken to understand and mitigate risks.

•	The Fund adviser will support proposals seeking the preparation of a report on the company’s risks due to climate change.

•	The Fund adviser will support proposals seeking disclosure of the company’s plans to adapt to climate change.
Chemical and Other Global Sustainability Concerns
In the absence of truly effective regulation, it is largely up to companies to manage (and disclose information concerning) the use of harmful chemicals in the products we encounter every day. Shareholder initiatives with companies may focus on other planetary boundaries and global sustainability concerns and risks (not mentioned elsewhere in this section) as defined by the Stockholm Resilience Center. Such initiatives may include information about the company’s impact on atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere; nitrogen and phosphorus use; and chemical pollution and dispersion globally.

•	The Fund adviser will support proposals seeking the preparation of a report on a company’s risks linked to atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere.

•	The Fund adviser will support proposals seeking the preparation of a report on a company’s risks linked to nitrogen and phosphorus use.

•
The Fund adviser will support proposals seeking the preparation of a report on a company’s operations and products impacts on chemical pollution and dispersion globally including dispersion of chemicals and plastics globally throughout global ecosystems, and other associated risks.

Water
Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain and the company’s operations, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems globally including open ocean, near-shore ocean, coastal, freshwater, and aquifer impacts, including any broad hydrological system impacts.

•
The Fund adviser will support proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water, including but not limited to water quality and ocean acidification.

•	The Fund adviser will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.
Environmental Justice
Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, Indigenous Peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or Indigenous Peoples have little or no voice in political and economic affairs.

•
The Fund adviser will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•	The Fund adviser will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.
Land-Use Change / Biodiversity Conservation / GMOs
Companies should disclose information regarding company policies, programs and performance indicators related to land-use change such as deforestation and degradation, agriculture, and biodiversity conservation.

•
The Fund adviser will support proposals requesting greater transparency on companies biodiversity impacts of supply chain, energy usage, waste stream, products’ usage, products’ end of life, and associated risks.

•
The Fund adviser will support proposals requesting greater transparency on companies land-use changes including deforestation and degradation and agriculture impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

•
The Fund adviser will support proposals requesting greater transparency on companies GMOs impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

Hydraulic Fracturing
Companies should disclose information regarding company policies, programs and performance indicators related to oil and natural gas development employing well stimulation that utilizes hydraulic fracturing. Moreover, the Shale Gas Production Subcommittee commissioned by U.S. Secretary of Energy supports greater disclosure. The Subcommittee’s November 11, 2011, final report regarding its analysis of the measures “that can be taken to reduce the environmental impact and improve the safety of shale gas production” included the recommendation to “improve public information about shale gas operations1 U.S. Department of Energy. “Shale Gas Production Subcommittee Second 90-Day report.” November 11, 2011. http://www.shalegas.energy.gov/resources/111811_final_report.pdf..” As the Subcommittee’s report indicates, much of the conflict that has been associated with shale oil and gas development in the United States can be attributed to a lack of communication and transparency. Therefore, it would be a great disservice to stakeholders that benefit from responsible development of natural gas employing hydraulic fracturing if the progress of that development was impeded by insufficient disclosure of the policies, programs and performance metrics that govern and indicate the responsible management of oil and natural gas.

•	The Fund adviser will support proposals requesting greater transparency on the practice of hydraulic fracturing and associated risks.
________________________
1U.S. Department of Energy. “Shale Gas Production Subcommittee Second 90-Day report.” November 11, 2011.
http://www.shalegas.energy.gov/resources/111811_final_report.pdf.
C. Workplace Issues
Labor Relations
Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•	The Fund adviser will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•	The Fund adviser will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•	The Fund adviser will ordinarily support proposals requesting that companies commit to providing safe workplaces.
Vendor/Supplier Standards
Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•
The Fund adviser will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)
Women and minorities are still significantly underrepresented in the ranks of senior corporate management and other high-income positions, and overrepresented in the more poorly paid categories, including office and clerical workers and service workers. This lack of diversity at all levels of the corporate enterprise can stifle the free expression of diverse perspectives and insights, reducing the level dynamism, adaptability to change, and ultimately competitive advantage. Furthermore, women and people of color have long been subject to discrimination in the workplace, thus depriving the company of the full benefit of their potential contributions.
Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•	The Fund adviser will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

•
The Fund adviser will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

•
The Fund adviser will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination based on sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

•
The Fund adviser will ordinarily support proposals seeking reports on a company’s initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

•	The Fund adviser will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

•
The Fund adviser will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings
Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•	The Fund adviser will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.
D. International Operations and Human Rights
Business Activities and Investments
Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations were not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records have come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.
Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the UN Voluntary Principles on Human Rights and Security, UN Guiding Principles on Business and Human Rights and the International Labor Organization’s core labor standards. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•
The Fund adviser will ordinarily support proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•	The Fund adviser will ordinarily support proposals requesting that a company undertake due diligence appropriate to their industry and issues specific to their human rights risks.

•	The Fund adviser will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.

•	The Fund adviser will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•	The Fund adviser will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

•	The Fund adviser will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

•	The Fund adviser will ordinarily support proposals requesting a report discussing the company’s efforts to eliminate conflict minerals from supply chains.
Internet Surveillance/Censorship and Data Security
Information technology sector companies often do business in countries with potentially repressive regimes, raising concerns that companies may be abetting repression and censorship of the Internet.  For instance, governments may use an ICT company’s technologies to track, monitor, identify, and suppress political dissent. Thus, companies’ interactions with governments could violate the Global Network Initiative’s Principles on Freedom of Expression and Privacy, the ICT sector’s predominating standards for protecting consumers’ rights in these areas.

•
The Fund adviser will support proposals asking companies to adopt and/or disclose Internet privacy and censorship policies and procedures relating to privacy, freedom of speech, Internet censorship, government monitoring of the Internet, and government requests for customer data.

Unauthorized Images
Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•	The Fund adviser will support proposals asking companies to avoid the unauthorized or improper use of images of racial, ethnic, or indigenous groups in the promotion of their products.
International Outsourcing Operations
Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in production zones characterized by low taxation, low wages, and inadequate regulation. Companies often operate in these regions under U.S. government-sponsored programs to promote international trade and economic development. In addition, companies often aim to take advantage of limited regulatory frameworks that result in lower labor costs and fewer environmental and other regulations. These types of operations have caused harmful social and environmental impacts, including severe violation of labor standards and outsized carbon emissions. Calvert encourages companies to disclose supplier location information including, at a minimum, country-level operations and, optimally, suppliers’ specific identities and locations.

•
The Fund adviser will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations in locations characterized by low taxation, low labor costs, and inadequate regulation.

•
The Fund adviser will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals
The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•
The Fund adviser will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•
The Fund adviser will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E. Indigenous Peoples’ Rights
Cultural Rights of Indigenous Peoples
The survival, security and human rights of millions of Indigenous Peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them. Such companies also need to follow the UN Declaration on the Rights of Indigenous Peoples, which sets out the individual and collective rights of Indigenous Peoples, as well as their rights to culture, identity, language, employment, health, education and other issues

•
The Fund adviser will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

•
The Fund adviser will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

•	The Fund adviser will ordinarily support proposals requesting that companies support and follow the UN Declaration on the Rights of Indigenous Peoples and/or create a policy or program to do so.
F. Product Safety and Impact
Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•
The Fund adviser will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•	The Fund adviser will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

•	The Fund adviser will ordinarily support proposals requesting the company to report on or adopt consumer product safety policies and initiatives.
Toxic Chemicals
Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union) posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•	The Fund adviser will ordinarily support proposals asking companies to disclose product ingredients.

•	The Fund adviser will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.

•	The Fund adviser will ordinarily support proposals asking companies to report on the feasibility of removing or substituting safer alternatives for all harmful ingredients used in company products.

•	The Fund adviser will examine and vote on a case-by-case basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.
Animal Welfare
Shareowners and animal rights groups sometimes file resolutions with companies that engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•	The Fund adviser will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•
The Fund adviser will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects as well as to eliminate cruel product testing methods.

•	The Fund adviser will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

•
The Fund adviser will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco
Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•	The Fund adviser will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

•	The Fund adviser will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.
G. Weapons Contracting
Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•	The Fund adviser will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H. Community
Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•	The Fund adviser will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.
Redlining
Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•	The Fund adviser will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.
Predatory Lending
Predatory lending involves charging excessive fees to subprime borrowers without providing adequate disclosure. Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•	The Fund adviser will support proposals calling on companies to address and eliminate predatory lending practices.

•	The Fund adviser will support proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.
Insurance Companies and Economically Targeted Investments
Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•	The Fund adviser will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.
Healthcare
Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•	The Fund adviser will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.
I. Political Action Committees and Political Partisanship
Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•
The Fund adviser will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•	The Fund adviser will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•
The Fund adviser will ordinarily support resolutions requesting a report discussing the alignment between a company’s political contributions and its sustainability commitments and public policy positions.

•
The Fund adviser will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J. Other Issues
All social issues that are not covered in these Guidelines are delegated to the Fund’s adviser to vote in accordance with the Fund’s specific sustainable and socially responsible criteria. In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.
IV. CONFLICT OF INTEREST POLICY
All Calvert Funds strictly adhere to the Guidelines detailed in Sections II and III, above.
Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment adviser, sub-adviser, principal underwriter, or an affiliated person of the Fund, on the other hand.
Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.
Adopted September 2000.
Last Revised March 2016.

APPENDIX B

Corporate Bond and Commercial Paper Ratings  (source: Standard & Poor’s Ratings Services)
Bonds

AAA:	An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:	An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:
An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:
An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor’s inability to meet its financial commitment on the obligation.

B:
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:	An obligation rated CC is currently highly vulnerable to nonpayment.

C:	An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D:
An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Note: Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Notes

SP-1:
These issues are considered as having a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:	These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:	These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:	This rating indicates a strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:	This rating indicates a satisfactory degree of safety regarding timely payment.

A-3:
This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Long-Term Obligation Ratings (source: Moody’s Investors Service)
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Ratings (source: Moody’s Investors Service)
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

APPENDIX C

ADDITIONAL INFORMATION REQUIRED
BY LOCAL JURISDICTIONS IN WHICH THE FUNDS MAY BE OFFERED
Additional information regarding the Funds’ investments
Leverage. The Funds may not engage in transactions for the purposes of speculation or leverage.
Borrowing. A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Funds had no borrowings under the agreement during the year ended September 30, 2015.
Changes to the investment strategy
The value of each Fund’s assets can fluctuate as a result its investment policy.
Unless otherwise noted in the Prospectus as requiring shareholder approval or advance notice to shareholders or unless otherwise required by law, Calvert is authorized to amend the conditions set out in the Prospectus, including by changing the investment strategy of the Funds.
Guarantees for repurchase and repayment
Unless not required on the basis of statutory provisions or in the case of limitation or suspension, there are at all times sufficient guarantees available within each Fund to be able to comply with each such Fund’s repurchase and repayment obligations.
Payment of Dividends
The payment of distributions to shareholders of the Funds, the composition of the payments and the manner of payment will be published from time to time on the Fund’s website at www.Calvert.com.
Compensation for incorrectly calculated NAV
If the NAV is calculated incorrectly, the Adviser will compensate the existing shareholders- or the disadvantaged entering or exiting shareholders- for any adverse consequences if the deviation with respect to the correct NAV is at least one half of 1% (0.5%) of the originally computed NAV.
Reports to shareholders
The Funds will provide shareholders with annual and semi-annual reports 60 days following the Funds’ fiscal year and mid-year. Each Fund’s fiscal year begins October 1 and ends September 30. These reports contain updated financial information, a list of the Funds’ portfolio securities, and other information. The information in the shareholder reports will be current as of the date of the particular report. For example, the last day of a Fund’s fiscal year for the annual report.
Obtaining Additional Information about the Fund
Calvert World Values Fund, Inc. is organized as a Maryland corporation.  Certain information regarding the business and certificate of status can be requested, at cost, from the Maryland Department of Assessments & Taxation online at http://www.dat.state.md.us/sdatweb/charter.html.
Calvert Social Investment Fund is organized as a Massachusetts business trust. Certain information regarding the business and certificate of status can be requested, at cost, from the Secretary of the Commonwealth of Massachusetts online at http://corp.sec.state.ma.us/corpweb/CorpSearch/CorpSearch.aspx.

A copy of each Fund’s Declaration of Trust/Articles of Incorporation and By-Laws have been filed with the U.S. Securities and Exchange Commission (SEC) as an exhibit to the applicable Fund’s registration statement and is available online without charge by accessing the SEC’s EDGAR database at www.sec.gov. Shareholders may request copies of these documents free of charge from the Funds, and may also request from the Funds, at cost, any information that, pursuant to any statutory requirement must be registered with the Dutch Trade register regarding the Funds.
Additional information regarding the Funds’ service providers
Calvert Research and Management, Inc. (CRM or the Adviser), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment adviser for the Funds. Calvert provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. A copy of the Funds’ Investment Advisory Agreement has been filed with the SEC as an exhibit to the Funds’ registration statement and is available online without charge by accessing the SEC’s EDGAR database at www.sec.gov. A copy of the Adviser’s Form ADV is available online at http://www.adviserinfo.sec.gov. Shareholders may also request from the Funds, at cost, any information that, pursuant to any statutory requirement must be registered with the Dutch Trade register regarding the Adviser.
Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110, is the principal underwriter and distributor for the Funds. EVD is an affiliate of Eaton Vance. Under the terms of its underwriting agreement with the Funds, EVD markets and distributes the Funds’ shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
______________________________, serves as the independent registered public accounting firm to the Funds. KPMG LLP provides audit services and tax return preparation services.
State Street Bank & Trust Company, N.A., (“SSBT” or the “Custodian”), 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian to the Funds. The custodian’s responsibilities include safekeeping and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. The custodian has no part in deciding the Funds’ investment policies or the choice of securities that are to be purchased or sold for the Funds.
Under the Master Custodian Agreement on behalf of the Funds (the “Custody Agreement”), the Custodian may at any time or times in its discretion appoint (and may at any time remove) any other bank or trust company which is itself qualified under the 1940 Act to act as a custodian, as its agent to carry out services under the Custody Agreement as the Custodian may from time to time direct; provided, however, that the appointment of any agent shall not relieve the Custodian of its responsibilities or liabilities hereunder. A copy of the Funds’ Custody Agreement has been filed with the SEC as an exhibit to the Funds’ registration statement and is available online without charge by accessing the SEC’s EDGAR database at www.sec.gov. Shareholders may also request from the Funds, at cost, any information that, pursuant to any statutory requirement must be registered with the Dutch Trade register regarding the Custodian.
The Custodian shall from time to time employ one or more sub-custodians located in the United States, but only in accordance with an applicable vote by Board of a Fund. The Custodian may employ as sub-custodian for each Fund’s foreign securities foreign banking institutions and foreign securities depositories but only in accordance with the applicable provisions of the Custody Agreement. The Custodian shall have no more or less responsibility or liability to the Fund on account of any actions or omissions of any sub-custodian so employed than any such sub-custodian has to the Custodian. Conflicts of interests may occur from time to time between the Custodian and third parties to whom work has been outsourced. If a potential or actual conflict of interest occurs during the normal course of events, the Custodian shall comply with the applicable legislation.
Liability Pursuant to the Custody Agreement, except as may arise from the Custodians own negligence or willful misconduct or the negligence or willful misconduct of a sub-custodian or agent, the Custodian shall be without liability to any Fund for any loss, liability, claim or expense resulting from or caused by; (i) events or circumstances beyond the reasonable control of the Custodian or any sub-custodian or Securities System or any agent or nominee of any of the foregoing, including, without limitation, the interruption, suspension or restriction of trading on or the closure of any securities market, power or other mechanical or technological failures or interruptions, computer viruses or communications disruptions, work stoppages, natural disasters, or other similar events or acts; (ii) errors by any Fund or any Investment Adviser in their instructions to the Custodian provided such instructions have been in accordance with this Agreement; (iii) the insolvency of or acts or omissions by a Securities System; (iv) any delay or failure of any broker, agent or intermediary, central bank or other commercially prevalent payment or clearing system to deliver to the Custodians sub-custodian or agent securities purchased or in the remittance or payment made in connection with securities sold; (v) any delay or failure of any company, corporation, or other body in charge of registering or transferring securities in the name of the Custodian, any Fund, the Custodians sub-custodians, nominees or agents or any consequential losses arising out of such delay or failure to transfer such securities including non-receipt of bonus, dividends and rights and other accretions or benefits; (vi) delays or inability to perform its duties due to any disorder in market infrastructure with respect to any particular security or Securities System; and (vii) any provision of any present or future law or regulation or order of the United States of America, or any state thereof, or any other country, or political subdivision thereof or of any court of competent jurisdiction. The Funds shall inform investors of any changes with respect to the Custodian’s liability.
Affiliated Service Providers. In addition to services of other third parties, the Fund and Adviser may use the services of affiliates. The services or transactions that will or may be performed by or with affiliates may include: fund administration, distribution. All these services and transactions are executed at market rates.
Insurance
Calvert covers its professional liability risks resulting from its activities as investment adviser by carrying a joint Investment Adviser Professional Liability and Mutual Fund Liability policy, as well as an Excess Policy.
Other Funds and Pooled Vehicles Managed by Calvert
As of September 30, 2016, the following list includes all funds and pooled vehicles managed by Calvert:

Calvert Aggressive Allocation Fund
Calvert Balanced Portfolio
Calvert Bond Portfolio
Calvert Capital Accumulation Fund
Calvert Conservative Allocation Fund
Calvert Developed Markets Ex-US Responsible Index Fund
Calvert Emerging Markets Equity Fund
Calvert Equity Portfolio
Calvert Global Energy Solutions Fund
Calvert Global Value Fund
Calvert Global Water Fund
Calvert Green Bond Fund
Calvert High Yield Bond Fund
Calvert Income Fund
Calvert International Equity Fund
Calvert International Opportunities Fund
Calvert Long-Term Income Fund
Calvert Moderate Allocation Fund
Calvert Short Duration Income Fund
Calvert Small Cap Fund

Calvert Tax-Free Responsible Impact Bond Fund
Calvert Ultra-Short Income Fund
Calvert Unconstrained Bond Fund
Calvert US Large Cap Core Responsible Index Fund
Calvert US Large Cap Growth Responsible Index Fund
Calvert US Large Cap Value Responsible Index Fund
Calvert US Mid Cap Core Responsible Index Fund
Calvert VP EAFE International Index Portfolio
Calvert VP Investment Grade Bond Index Portfolio
Calvert VP Nasdaq 100 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP S&P 500 Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap Growth Portfolio
Calvert VP Volatility Managed Growth Portfolio
Calvert VP Volatility Managed Moderate Growth Portfolio
Calvert VP Volatility Managed Moderate Portfolio

Shareholder Rights
Amendments. The Declaration of Trust of the Calvert Social Investment Fund, setting forth the rights of shareholders, may be amended or otherwise supplemented pursuant to authorization by a majority of the Trustees then in office and by a majority shareholder vote, or by any larger vote which may be required by applicable law. Pursuant to the Articles of Incorporation of Calvert World Values Fund, Inc., Calvert International Equity Fund reserves the right to amend the Articles of Incorporation to alter the contract rights of any outstanding stock, at any time and in the manner now or hereafter prescribed by the laws of the State of Maryland. For either Fund, any proposal to amend the terms between the Fund and its investors shall be explained on the Fund’s website, at www.Calvert.com.
Shareholder Meetings. There shall be no annual meetings of shareholders except as required by law. A special meeting of the shareholders of a Fund shall be held (a) whenever ordered by: (i) a majority of the Directors/Trustees then in office, (ii) the chairperson of the Board or (iii) the President of the Board, or (b) whenever election of a Director(s)/Trustee(s) by shareholders is required by the provisions of Section 16(a) of the Investment Company Act of 1940. A special meeting of the shareholders shall also be called upon the order of the Directors/Trustees upon the written request of the shareholders holding shares representing in the aggregate not less than ten percent (10%), with respect to Calvert Equity Portfolio, and not less than twenty five percent (25%), with respect to Calvert International Equity Fund, of the voting power of the outstanding shares entitled to vote on the matters specified in such written request provided that: (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the applicable Fund the reasonably estimated cost of preparing and mailing the notice thereof, which estimate the Secretary shall determine and specify to such Shareholders. The business transacted at any special meeting of Shareholders shall be limited to the purpose stated in the notice of such special meeting.
Notice of all meetings of Shareholders and any postponements thereof, stating the time, place and purposes of the meeting, shall be given in writing, as well as on the Funds’ website, at least fourteen (14) days and not more than ninety (90) days before the date for the meeting set forth in such notice, to each Shareholder of record.
Voting. Each share is entitled to one vote on each matter submitted to a vote at a meeting of shareholders and shall have a fractional vote for each fraction of a share held. On any matter submitted to a vote of the shareholders, all shares of all series and classes of the applicable registrant then entitled to vote shall be voted together, except that (i) when required by the Investment Company Act of 1940 to be voted by individual series or class, shares shall be voted by individual series or class, and (ii) when the Directors/Trustees have determined that the matter affects only the interests of shareholders of one or more series or classes, only shareholders of such one or more series or classes shall be entitled to vote thereon.
Liquidation of Funds. With respect to Calvert Equity Portfolio, whenever no shares of the Fund are outstanding, then the Trustees may abolish the Fund (or any class of shares of the Fund for which there are no outstanding shares). With respect to Calvert International Equities Fund, the Fund may be liquidated without a shareholder vote.
Complaints
Shareholders may submit complaints with respect to the Funds by contacting Calvert’s client services department at 800-368-2745.
Applicable Law
Shares of the Funds are not listed on a listed on a regulated or other market in financial instruments.
The Calvert Equity Portfolio is created under and is to be governed by and construed and administered according to its Declaration of Trust and By-Laws, the laws of the Commonwealth of Massachusetts and the federal securities laws of the United States.
The Calvert International Equity Fund is created under and is to be governed by and construed and administered according to its Articles of Incorporation and By-Laws, the laws of the State of Maryland and the federal securities laws of the United States.

Compliance with Dutch Requirements
Restrictions on distribution, offering and investment. No person receiving a copy of this prospectus in any jurisdiction which prohibits the distribution of the prospectus or the offering of shares in the Funds in such jurisdiction may treat the same as constituting an offer to that person in the relevant jurisdiction. It is the responsibility of any person wishing to acquire shares to satisfy himself as to the full observance of the laws of the relevant jurisdiction in connection therewith, including obtaining any governmental or other consents which may be required or observing any other relevant requirements, such as those regarding the payment of taxes, in such jurisdiction.
European Economic Area (“EEA”). Within the EEA and pursuant to the Alternative Investment Fund Manager (“AIFM”) Rules*, shares may only be offered to Professional Investors (as defined in the AIFM Rules) in the Netherlands, and Professional Investors in other member states of the EEA (“EEA Member States”) where, in accordance with the AIFMD, the local competent authorities have been notified of the Adviser’s intention to offer shares to such investors. Within the EEA, shares may only be offered to non-Professional Investors in those EEA Member States that permit the offering of shares of alternative investment funds (“AIFs”) to non-Professional Investors in their territory and, if so, if the additional requirements that such EEA Member States impose for such offering are complied with.
* The corpus of rules formed by i) Directive 2011/61/EU of the European Parliament and of the Council of the European Union of 8 June 2011 on AIFMs, including any amendment thereto (the “AIFMD”) ii) the Commission Delegated Regulation (EU) No 231/2013 of 19 December 2012 supplementing the AIFMD, including any amendment Thereto (the “AIFM Regulation”), iii) any binding guidelines or other delegated acts and regulations issued by the relevant European Union authorities from time to time pursuant to the AIFMD and/or the AIFM Regulation, and iv) any national laws and regulations relating to AIFMs which are applicable to the Fund, and to the Adviser and the Fund’s depositary (the “Depositary”) in respect of their duties for the Fund.
Statement by the Manager
The Adviser declares that Calvert Investment Management, Inc., the Funds and this Prospectus (including the statutory prospectus and Statement of Additional Information of the Funds) comply with applicable law in the Netherlands.
March 31, 2016
Calvert Investment Management, Inc.
Opinion of the Funds’ Auditor
Assurance report
To: the Board of Directors of Calvert Equity Portfolio and Calvert International Equity Fund
Engagement and responsibilities
We have performed an assurance engagement regarding the contents of the prospectus Calvert Equity Funds Class I. In this respect we have examined, whether the prospectus dated 31 March 2016 of Calvert Equity Portfolio and Calvert International Equity Fund (the ‘Funds’), at least contains the information required pursuant to section 4:371 subsection 4 and 4:37p subsection 1 of the Dutch Financial Supervision Act (Wet op het financieel toezicht).
The objective of this assurance engagement is to obtain a reasonable level of assurance in conjunction with section 4:37l subsection 4 and 4:37 subsection 1. Unless specifically stated to the contrary in the prospectus, the information contained in the prospectus is unaudited.
The responsibilities are as follows:

•	The Board of Directors of the Funds is responsible for the preparation of the prospectus that at least contains the information required pursuant to the Dutch Financial Supervision Act;

•
Our responsibility is to issue a statement as referred to in section 115x subsection 1e of the Decree on Conduct of Business Supervision of Financial Undertakings (Besluit Gedragstoezicht financiële ondernemingen Wft).

Scope
We conducted our examination in accordance with Dutch law, including Dutch Standard 3000 ‘Assurance engagements other than audits or reviews of historical financial information’. Accordingly, we have performed the procedures we considered necessary in the circumstances to be able to express an opinion.
We have examined whether the prospectus contains the information required pursuant to section 4:37l subsection 4 and 4:37p subsection 1 of the Dutch Financial Supervision Act. The Dutch Financial Supervision Act does not require the auditor to perform additional procedures with respect to section 115x subsection 1c of the Decree on Conduct of Business Supervision of Financial Undertakings.
We believe that the assurance evidence we have obtained is sufficient and appropriate to provide a basis for our opinion.
Opinion
In our opinion the prospectus at least contains the information pursuant to section 4:37l subsection 4 and 4:37p subsection 1 of the Dutch Financial Supervision Act.
With regard to section 115x subsection 1c of the Decree on Conduct of Business Supervision of Financial Undertakings we report that to the extent of our knowledge, the prospectus contains the information as required.
Amstelveen, 31 March 2016
KPMG Accountants N.V.
W.L.L. Paulissen RA

PART C. OTHER INFORMATION

Item 28.     Exhibits

(a)(1)
Articles of Incorporation incorporated by reference to Registrant’s Post-Effective Amendment No. 13, as filed with the Securities and Exchange Commission on January 28, 2000, accession number 0000884110-00-000001.

(a)(2)
Articles Supplementary, dated July 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 51, as filed with the Securities and Exchange Commission on October 11, 2016, accession number 0000884110-16-000169.

(b)
Amended and restated By-Laws of the Registrant, adopted December 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 51, as filed with the Securities and Exchange Commission on October 11, 2016, accession number 0000884110-16-000169.

(c)	Instruments Defining Rights of Security Holders (not applicable).

(d)(1)
Investment Advisory Agreement (CAMCO) incorporated by reference to Registrant’s Post-Effective Amendment No. 13, as filed with the Securities and Exchange Commission on January 28, 2000, accession number 0000884110-00-000001.

Addendum to Investment Advisory Agreement (International Opportunities Fund) incorporated by reference to Registrant’s Post-Effective Amendment No. 21, as filed with the Securities and Exchange Commission on May 30, 2007, accession number 0000884110-07-000010.

Addendum to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 34, as filed with the Securities and Exchange Commission on May 25, 2011, accession number 0000884110-11-000028.

Amendment to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 35, as filed with the Securities and Exchange Commission on January 30, 2012, accession number 0000884110-12-000002.

Addendum to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 37, as filed with the Securities and Exchange Commission on July 12, 2012, accession number 0000884110-12-000014.

Addendum to Schedule A of Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 37, as filed with the Securities and Exchange Commission on July 12, 2012, accession number 0000884110-12-000014.

Addendum to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 44, as filed with the Securities and Exchange Commission on January 30, 2014, accession number 0000884110-14-000002.

Addendum to Schedule A to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 44, as filed with the Securities and Exchange Commission on January 30, 2014, accession number 0000884110-14-000002.

Addendum to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 46, as filed with the Securities and Exchange Commission on January 30, 2015, accession number 0000884110-15-000003.

Addendum to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 48, as filed with the Securities and Exchange Commission on January 29, 2016, accession number 0000884110-16-000097.

(d)(2)
Investment Sub-Advisory Agreement (New Amsterdam Partners) incorporated by reference to Registrant’s Post-Effective Amendment No. 19, as filed with the Securities and Exchange Commission on January 30, 2006, accession number 0000884110-06-000002.

Amendment to Sub-Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 35, as filed with the Securities and Exchange Commission on January 30, 2012, accession number 0000884110-12-000002.

(d)(3)
Investment Sub-Advisory Agreement (ARI), incorporated by reference to Registrant’s Post-Effective Amendment No. 35, as filed with the Securities and Exchange Commission on January 30, 2012, accession number 0000884110-12-000002.

(d)(4)
Investment Sub-Advisory Agreement (Trilogy), incorporated by reference to Registrant’s Post-Effective Amendment No. 35, as filed with the Securities and Exchange Commission on January 30, 2012, accession number 0000884110-12-000002.

(d)(5)
Investment Sub-Advisory Agreement (Hermes), incorporated by reference to Registrant’s Post-Effective Amendment No. 38, as filed with the Securities and Exchange Commission on August 29, 2012, accession number 0000884110-12-000021.

(e)
Underwriting (Distribution) Agreement with Schedules I, II and III, incorporated by reference to Registrant’s Post-Effective Amendment No. 34, as filed with the Securities and Exchange Commission on May 25, 2011, accession number 0000884110-11-000028.

Addendum to Schedules II and III of Underwriting (Distribution) Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 35, as filed with the Securities and Exchange Commission on January 30, 2012, accession number 0000884110-12-000002.

(f)
Deferred Compensation Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 13, as filed with the Securities and Exchange Commission on January 28, 2000, accession number 0000884110-00-000001.

(g)
Custodial Contract incorporated by reference to Registrant’s Post-Effective Amendment No. 14, as filed with the Securities and Exchange Commission on January 31, 2001, accession number 0000884110-01-000001.

Amended Schedule to Custodial Contract incorporated by reference to Registrant’s Post-Effective Amendment No. 21, as filed with the Securities and Exchange Commission on February 9, 2007, accession number 0000884110-07-000004.

(h)(1)
Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 21, as filed with the Securities and Exchange Commission on May 30, 2007, accession number 0000884110-07-000010.

Form of Amended Schedule A to the Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 21, as filed with the Securities and Exchange Commission on May 30, 2007, accession number 0000884110-07-000010.

Amendment to the Master Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 42, as filed with the Securities and Exchange Commission on January 30, 2013, accession number 0000884110-13-000001.

Amendment to Master Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 48, as filed with the Securities and Exchange Commission on January 29, 2016, accession number 0000884110-16-000097.

(h)(2)
Amended and Restated Servicing Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 42, as filed with the Securities and Exchange Commission on January 30, 2013, accession number 0000884110-13-000001.

(h)(3)
Amended and Restated Administrative Services Agreement with Calvert Investment Administrative Services, incorporated by reference to Registrant’s Post-Effective Amendment No. 48, as filed with the Securities and Exchange Commission on January 29, 2016, accession number 0000884110-16-000097.

(h)(4)
Research Agreement with Consultant Norris A. Dodson IV, incorporated by reference to Registrant’s Post-Effective Amendment No. 28, as filed with the Securities and Exchange Commission on January 31, 2011, accession number 0000884110-11-000002.

(h)(5)
Administration Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 48, as filed with the Securities and Exchange Commission on January 29, 2016, accession number 0000884110-16-000097.

Amendment to Administration Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 48, as filed with the Securities and Exchange Commission on January 29, 2016, accession number 0000884110-16-000097.

(i)	Opinion and Consent of Counsel to be filed by amendment.

(k)
Omitted Financial Statements, incorporated by reference to Registrant’s Post-Effective Amendment No. 48, as filed with the Securities and Exchange Commission on January 29, 2016, accession number 0000884110-16-000097.

(l)	Initial Capital Agreements (not applicable).

(m)
Plan of Distribution for Class A incorporated by reference to Registrant’s Post-Effective Amendment No. 19, as filed with the Securities and Exchange Commission on January 30, 2006, accession number 0000884110-06-000002.

Plan Schedule A for Class A incorporated by reference to Registrant’s Post-Effective Amendment No. 19, as filed with the Securities and Exchange Commission on January 30, 2006, accession number 0000884110-06-000002.

Amended Schedules to Plans of Distribution incorporated by reference to Registrant’s Post-Effective Amendment No. 21, as filed with the Securities and Exchange Commission on February 9, 2007, accession number 0000884110-07-000004.

Addendum to Plan of Distribution for Class A (Capital Accumulation), incorporated by reference to Registrant’s Post-Effective Amendment No. 28, as filed with the Securities and Exchange Commission on January 31, 2011, accession number 0000884110-11-000002.

Amended Schedules to Plans of Distribution (Class A and Class C), incorporated by reference to Registrant’s Post-Effective Amendment No. 37, as filed with the Securities and Exchange Commission on July 12, 2012, accession number 0000884110-12-000014.

(n)	Amended and Restated Rule 18f-3 Multiple Class Plan effective September 26, 2016 filed herewith.

(o)	Reserved

(p)(1)
Revised Code of Ethics for the Calvert Funds, Calvert Investment Management, Inc. and Calvert Investment Distributors, Inc., effective September 26, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 51, as filed with the Securities and Exchange Commission on October 11, 2016, accession number 0000884110-16-000169.

(p)(2)
Code of Ethics for Sub-Adviser (New Amsterdam), incorporated by reference to Registrant’s Post-Effective Amendment No. 28, as filed with the Securities and Exchange Commission on January 31, 2011, accession number 0000884110-11-000002.

(p)(3)
Code of Ethics for Sub-Adviser (ARI), incorporated by reference to Registrant’s Post-Effective Amendment No. 35, as filed with the Securities and Exchange Commission on January 30, 2012, accession number 0000884110-12-000002.

(p)(4)
Code of Ethics for Sub-Adviser (Trilogy), incorporated by reference to Registrant’s Post-Effective Amendment No. 35, as filed with the Securities and Exchange Commission on January 30, 2012, accession number 0000884110-12-000002.

(p)(5)
Code of Ethics for Sub-Adviser (Hermes), incorporated by reference to Registrant’s Post-Effective Amendment No. 38, as filed with the Securities and Exchange Commission on August 29, 2012, accession number 0000884110-12-000021.

(q)
Power of Attorney Forms, incorporated by reference to Registrant’s Post-Effective Amendment No. 48, as filed with the Securities and Exchange Commission on January 29, 2016, accession number 0000884110-16-000097.

Item 29.         Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 30.        Indemnification

Article IX, Sections 3 and 4 of the Registrant’s By-Laws provides that the Registrant, out of the Registrant’s assets, shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by reason of the fact that he or she is or was a Director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys’ fees, judgments, penalties, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Registrant.

No indemnification shall be provided to any person against any liabilities to the Registrant or its shareholders adjudicated to have been incurred by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Article IX, Section 9 of the Registrant’s By-Laws provides that Registrant may, upon resolution of a majority of the Registrant’s Board of Directors, purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Registrant, or who is or was serving at the request of the Registrant as a director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against him or her or incurred by him or her, or arising out of his or her position, whether or not the Registrant would have the power to indemnify him or her against such liability.

In addition, indemnification against certain liabilities of the Registrant’s directors and officers and/or the Registrant’s administrator, principal underwriter, transfer agent, custodian and other service providers are provided in: (1) Section 6(b) of the Amended and Restated Administrative Services Agreement between the Registrant and Calvert Investment Administrative Services, Inc.; (2) Sections 9 and 10 of the Amended Distribution Agreement between the Registrant and Calvert Investment Distributors, Inc.; (3) Section 8 of the Master Transfer Agency and Service Agreement between the Registrant, Calvert Investment Services, Inc., Calvert Investment Distributors, Inc., and State Street Bank and Trust Company; (4) Section 9 of the Amended and Restated Servicing Agreement between the Registrant and Calvert Investment Services, Inc.; (5) Section 14 of the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company; (6) Section 12 of the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company; and (7) Section 8 of the Administration Agreement between the Registrant and State Street Bank and Trust Company. Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties. These Agreements are incorporated herein by reference to Item 28.

Item 31.     Business and Other Connections of Investment Adviser

The Registrant’s investment adviser, Calvert Investment Management, Inc. (“CIM”), is a Delaware corporation. In addition to providing investment advisory services to registered management investment companies, CIM provides investment advisory services to separately managed accounts. Additional information as to CIM and the directors and officers of CIM is included in CIM’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-17044), which is incorporated herein by reference and sets forth the officers and directors of CIM and information as to any business, profession, vocation or employment of a substantial nature engaged in by CIM and such officers and directors during the past two years.

Item 32.     Principal Underwriters

(a)
Calvert Investment Distributors, Inc. (“CID”) acts as principal underwriter for the Registrant and each of its series. CID also serves as the principal underwriter for the following investment companies:

Calvert Management Series
The Calvert Fund
Calvert Responsible Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Social Investment Fund
Calvert Variable Series, Inc.
Calvert Variable Products, Inc.

(b)	Positions of Underwriter’s Officers and Directors

Name and Principal Business Address*	Position(s) and Offices with Underwriter	Position(s) and Offices with Registrant
John H. Streur	Director, President, Chief Executive Officer and Chief Compliance Officer – Calvert Investment Distributors, Inc.	Trustee and President
Vicki L. Benjamin	Director, Executive Vice President, Chief Financial Officer, Chief Operating Office - Elect, and Treasurer	Treasurer
Anthony Eames	Senior Vice President, Wholesale Distribution	None
Robert J. Enderson	Vice President, Corporate Finance, Assistant Treasurer and Chief Financial Officer	Assistant Treasurer
Marybeth Pilat	Assistant Treasurer and Anti-Money Laundering Officer	Fund Controller and Assistant Treasurer
Mary Rutford	Assistant Secretary	None
Alex Smith	Vice President, Investor Dealer Services	None
Sonya Sbar	Vice President, Product	None
Anthony Eames	Senior Vice President	None
Andrew Niebler	Vice President, Deputy General Counsel and Secretary	Deputy General Counsel, Vice President and Secretary
Robert D. Benson	Assistant Vice President, Assistant General Counsel – Compliance and Assistant Secretary	Assistant Vice President and Assistant Secretary
Monique Pattillo	Assistant General Counsel, Assistant Vice President and Assistant Secretary	Assistant General Counsel, Assistant Vice President and Assistant Secretary

* 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814

         (c)      Not applicable.

Item 33.     Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of Boston Financial Data Services, Inc. 30 Dan Road, Canton, MA 02021 with the exception of those maintained by the Registrant’s investment adviser, Calvert Investment Management, Inc. at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814.

Item 34.     Management Services

Not Applicable

Item 35.     Undertakings

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 52 to this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 52 registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 2nd day of December 2016.

CALVERT WORLD VALUES FUND, INC.
By:
_____________**_____________
John H. Streur
President and Director

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

__________**____________ D. Wayne Silby	Director	December 2, 2016

__________**____________ John G. Guffey, Jr.	Director	December 2, 2016

__________**____________ John H. Streur	President and Director (Principal Executive Officer)	December 2, 2016

__________**____________ Vicki L. Benjamin	Treasurer (Principal Financial Officer)	December 2, 2016

__________**____________ Rebecca L. Adamson	Director	December 2, 2016

__________**____________ Richard L. Baird, Jr.	Director	December 2, 2016

__________**_____________ Joy V. Jones	Director	December 2, 2016

__________**____________ Terrence J. Mollner	Director	December 2, 2016

__________**____________ Sydney A. Morris	Director	December 2, 2016

__________**____________ Miles D. Harper, III	Director	December 2, 2016

** Pursuant to a power of attorney, incorporated by reference to Registrant’s Post-Effective Amendment No. 48, as filed with the Securities and Exchange Commission on January 29, 2016, accession number 0000884110-16-000097.

By: /s/ Andrew K. Niebler
Andrew K. Niebler
Attorney in Fact

Calvert World Values Fund, Inc.
Post-Effective Amendment No. 52
Registration No. 033-45829
EXHIBIT INDEX

Exhibit No.	Description
EX-99(n)	Amended and Restated 18f-3 Plan Multiple Class Plan effective September 26, 2016